UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 86.9% of Net Assets
Non-Convertible Bonds – 79.0%
	ABS Car Loan – 0.0%
$5,917,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$6,458,447

	ABS Home Equity – 0.1%
22,431,502	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.698%, 4/25/2035(b)	22,663,084

	Aerospace & Defense – 0.3%
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,588,179
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	13,903,120
5,200,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	5,215,080
13,363,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	11,527,913
25,480,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	23,668,397
6,995,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	6,085,650

		61,988,339

	Airlines – 2.0%
51,400,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	53,999,196
4,945,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	5,167,525
32,200,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018, 144A	32,441,500
39,040	Continental Airlines Pass Through Trust, Series 1996-1, Class A, 6.940%, 4/15/2015	38,845
1,591,284	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	1,639,022
1,465,876	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	1,487,865
2,647,651	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	2,783,211
6,335,381	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	6,596,398
2,894,719	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	3,010,508
2,429,332	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	2,751,218
2,319,757	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	2,621,325
2,504,683	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	2,667,488

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$2,716,823	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	$2,930,935
1,482,263	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,574,904
15,835,170	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	17,635,629
25,230,670	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	27,178,478
21,810,639	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	25,245,815
25,968,677	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	29,993,822
5,915,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/22/2021	6,269,900
2,617,355	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	2,921,492
3,850,390	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	4,211,172
28,351,297	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	29,377,614
3,110,944	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	3,297,601
19,172,575	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	20,729,388
2,000,000	Qantas Airways Ltd., 5.125%, 6/20/2013, 144A	2,041,486
11,820,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	12,525,689
23,985,822	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	25,784,759
10,668,113	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	12,281,131
22,805,342	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	23,831,582
18,027,227	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	20,280,630
20,905,000	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	22,786,450
10,803,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	11,532,202
8,520,000	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	8,786,250
7,450,000	US Airways Pass Through Trust, Series 2012-2A, Class A , 4.625%, 12/03/2026	7,580,375

		434,001,405

	Automotive – 1.6%
385,000	ArvinMeritor, Inc., 8.125%, 9/15/2015	405,213

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$3,700,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	$4,070,000
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,940,325
6,550,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	8,655,638
9,392,000	Ford Motor Co., 6.375%, 2/01/2029	10,503,139
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	3,022,233
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,742,896
64,950,000	Ford Motor Co., 6.625%, 10/01/2028	75,008,157
2,720,000	Ford Motor Co., 7.125%, 11/15/2025	3,141,600
46,387,000	Ford Motor Co., 7.400%, 11/01/2046	56,998,026
69,015,000	Ford Motor Co., 7.450%, 7/16/2031	87,649,050
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,876,250
55,235,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	61,589,124
7,040,000	Ford Motor Credit Co. LLC, 8.700%, 10/01/2014	7,884,673
8,755,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	9,389,737
6,041,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,086,307
3,700,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	4,259,625
6,400,000	TRW Automotive, Inc., 8.875%, 12/01/2017, 144A	7,040,000

		353,261,993

	Banking – 10.3%
6,000,000	ABN Amro Bank NV, (fixed rate to 3/10/2016, variable rate thereafter), 4.310%, 3/29/2049, (EUR)	6,553,872
100,540,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	136,349,835
33,073,000	Associates Corp. of North America, 6.950%, 11/01/2018	39,839,736
1,400,000	Bank of America Corp., 5.490%, 3/15/2019	1,555,145
1,065,000	Bank of America Corp., 5.650%, 5/01/2018	1,239,067
7,290,000	Bank of America Corp., 6.000%, 9/01/2017	8,536,699
3,000,000	Bank of America Corp., MTN, 6.750%, 9/09/2013, (AUD)	3,178,347
33,133,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	42,396,026
1,670,000	Barclays Bank PLC, (fixed rate to 12/15/2017, variable rate thereafter), 6.000%, 6/29/2049, (GBP)	2,292,343

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
87,880,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	$84,204,567
16,060,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, 3/29/2049, (EUR)	16,163,787
3,260,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	3,690,193
12,028,000	BNP Paribas Capital Trust VI, (fixed rate to 1/16/2013, variable rate thereafter), 5.868%, 1/29/2049, (EUR)	15,887,656
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, 10/29/2049, (GBP)	40,494,622
30,900,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, 4/29/2049, (EUR)	38,530,253
23,400,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, 4/29/2049, (EUR)	29,154,436
35,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, 4/29/2049, (GBP)	49,631,361
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 6/29/2049, 144A	22,755,000
31,050,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 6/29/2049, 144A	29,963,250
13,150,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, 7/29/2049, (GBP)	19,448,059
42,420,000	Citigroup, Inc., 5.000%, 9/15/2014	44,629,573
5,900,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	5,718,498
513,000	Citigroup, Inc., 5.850%, 12/11/2034	601,457
36,155,000	Citigroup, Inc., 5.875%, 2/22/2033	38,318,190
13,210,000	Citigroup, Inc., 6.000%, 10/31/2033	14,237,606
43,650,000	Citigroup, Inc., 6.125%, 5/15/2018	52,310,640
8,805,000	Citigroup, Inc., 6.125%, 8/25/2036	9,596,367
39,930,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	34,950,943
72,120,000	Citigroup, Inc., 6.375%, 8/12/2014	77,936,478
4,900,000	Citigroup, Inc., EMTN, (fixed rate to 2/28/2013, variable rate thereafter), 1.458%, 11/30/2017, (EUR)	6,078,296
87,000,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	93,337,167
20,760,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	22,340,334
900,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	987,152
61,880,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	70,130,275
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,658,612
28,005,000	HBOS PLC, 6.000%, 11/01/2033, 144A	25,307,278

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$65,355,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	$70,338,319
12,345,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	12,453,019
327,370,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	34,043,083
266,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	29,369,712
25,600,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 9/29/2049, 144A	19,456,000
4,745,000	Lloyds Banking Group PLC, (fixed rate to 5/21/2037, variable rate thereafter), 6.657%, 1/29/2049, 144A	4,211,188
83,493,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	92,257,260
4,825,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	5,295,438
9,600,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	10,568,227
36,435,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	39,770,624
100,400,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	54,551,893
1,600,000	Merrill Lynch & Co., Inc., EMTN, 0.733%, 9/14/2018, (EUR)(b)	1,842,898
4,887,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	6,793,513
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	3,931,330
1,970,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	2,313,479
2,900,000	Morgan Stanley, 0.820%, 10/15/2015(b)	2,810,001
1,770,000	Morgan Stanley, 3.450%, 11/02/2015	1,844,179
6,270,000	Morgan Stanley, 3.800%, 4/29/2016	6,582,152
108,755,000	Morgan Stanley, 4.875%, 11/01/2022	112,604,274
152,340,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	135,540,990
149,700,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	171,788,109
1,400,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	2,506,044
117,500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	131,468,235
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	17,604,180
19,400,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	21,273,893
9,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	10,857,408
11,700,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	13,789,328

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$18,000,000	Morgan Stanley, Series F, MTN, 0.775%, 10/18/2016(b)	$17,111,430
7,795,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	8,827,089
6,100,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	10,601,506
3,800,000	RBS Capital Trust A, 2.285%, 12/29/2049, (EUR)(b)	3,482,981
2,819,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, 12/29/2049, (EUR)	2,589,775
9,385,000	RBS Capital Trust I, (fixed rate to 7/01/2013, variable rate thereafter), 4.709%, 12/29/2049	7,273,375
5,958,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%, 12/29/2049	5,183,460
3,060,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%, 9/29/2049	2,402,100
1,385,000	Royal Bank of Scotland Group PLC, 5.250%, 6/29/2049, (EUR)	1,350,075
22,591,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	22,781,722
32,250,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	34,039,295
2,925,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/29/2017, variable rate thereafter), 7.640%, 3/29/2049	2,632,500
1,300,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,757,657
11,450,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	17,057,523
3,200,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	3,991,375
950,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	988,000
2,200,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	2,969,752
2,269,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	2,325,725
1,800,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,820,675
3,070,000	SG Capital Trust III, (fixed rate to 11/10/2013, variable rate thereafter), 5.419%, 11/29/2049, (EUR)	3,870,303
6,000,000	Societe Generale S.A., (fixed rate to 12/19/2017, variable rate thereafter), 6.999%, 12/29/2049, (EUR)	7,879,275
12,900,000	Societe Generale S.A., (fixed rate to 5/22/2013, variable rate thereafter), 7.756%, 5/29/2049, (EUR)	16,259,397
2,800,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	3,103,316

		2,289,166,202

	Brokerage – 0.7%
13,130,000	Jefferies Group, Inc., 3.875%, 11/09/2015	13,556,725
19,787,000	Jefferies Group, Inc., 5.125%, 4/13/2018	20,776,350

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – continued
$29,470,000	Jefferies Group, Inc., 6.250%, 1/15/2036	$30,501,450
22,428,000	Jefferies Group, Inc., 6.450%, 6/08/2027	23,885,820
58,180,000	Jefferies Group, Inc., 6.875%, 4/15/2021	65,161,600

		153,881,945

	Building Materials – 0.9%
4,805,000	Masco Corp., 4.800%, 6/15/2015	5,033,165
3,285,000	Masco Corp., 5.850%, 3/15/2017	3,575,066
19,873,000	Masco Corp., 6.125%, 10/03/2016	21,950,563
15,272,000	Masco Corp., 6.500%, 8/15/2032	15,797,112
23,972,000	Masco Corp., 7.125%, 3/15/2020	27,889,768
9,733,000	Masco Corp., 7.750%, 8/01/2029	10,825,004
3,725,000	Owens Corning, Inc., 6.500%, 12/01/2016	4,185,652
51,180,000	Owens Corning, Inc., 7.000%, 12/01/2036	56,628,930
35,870,000	USG Corp., 6.300%, 11/15/2016	37,125,450
17,605,000	USG Corp., 9.750%, 1/15/2018	19,937,663

		202,948,373

	Chemicals – 0.4%
23,289,000	Hercules, Inc., 6.500%, 6/30/2029	20,960,100
2,915,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	2,995,162
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,536,477
10,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	11,417,374
31,054,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	24,532,660
3,486,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	3,241,980
11,305,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	10,061,450
6,500,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	6,646,250

		87,391,453

	Commercial Mortgage-Backed Securities – 0.0%
11,090,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.791%, 8/10/2045(b)	10,735,331

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – 0.5%
$60,172,000	Case New Holland, Inc., 7.750%, 9/01/2013	$62,578,880
1,975,000	Joy Global, Inc., 6.625%, 11/15/2036	2,261,243
27,030,000	Toro Co., 6.625%, 5/01/2037(c)	28,376,337
6,815,000	UR Financing Escrow Corp., 7.625%, 4/15/2022, 144A	7,615,762

		100,832,222

	Consumer Cyclical Services – 0.1%
5,525,000	ServiceMaster Co. (The), 7.000%, 8/15/2020, 144A	5,538,812
1,000,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	950,000
6,175,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	5,001,750
1,575,000	Western Union Co. (The), 6.200%, 6/21/2040	1,601,312

		13,091,874

	Diversified Manufacturing – 0.3%
1,435,000	Textron Financial Corp., 5.400%, 4/28/2013	1,454,823
550,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	575,047
19,900,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	26,399,144
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	43,371,572

		71,800,586

	Electric – 2.4%
4,875,000	AES Corp. (The), 7.750%, 3/01/2014	5,191,875
11,374,478	AES Ironwood LLC, 8.857%, 11/30/2025	13,336,575
1,189,558	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	1,296,619
67,181,581	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	72,294,100
88,809,040	Bruce Mansfield Unit, 6.850%, 6/01/2034	92,539,020
3,750,236	CE Generation LLC, 7.416%, 12/15/2018	3,872,119
6,855,000	Edison Mission Energy, 7.625%, 5/15/2027(d)	3,633,150
65,185,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	64,584,320
22,441,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	23,529,119
4,150,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	5,640,760
2,750,000	EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	3,749,868

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
250,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	$349,769
3,700,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	6,569,438
8,663,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	10,549,178
11,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	11,232,825
800,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	835,600
2,250,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	3,328,243
7,425,000	Energy Future Holdings Corp., 10.000%, 1/15/2020	8,297,437
140,976,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A	134,632,080
1,175,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	1,206,886
25,460,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	28,933,661
165,001	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	174,107
23,535,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	18,416,137
9,175,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	9,119,904
14,695,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	14,142,850

		537,455,640

	Financial Other – 0.6%
71,260,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	73,661,462
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	53,588,873

		127,250,335

	Food & Beverage – 0.0%
6,400,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	7,092,953

	Gaming – 0.1%
1,680,000	MGM Resorts International, 7.625%, 1/15/2017	1,797,600
20,080,000	MGM Resorts International, 8.625%, 2/01/2019, 144A	22,389,200

		24,186,800

	Government Guaranteed – 0.4%
92,365,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	87,644,269

	Government Owned - No Guarantee – 0.6%
34,515,000	DP World Ltd., 6.850%, 7/02/2037, 144A	40,425,694

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned - No Guarantee – continued
152,980,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	$16,019,446
691,350,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	73,607,703
17,955,000	Petroleos de Venezuela S.A., 5.375%, 4/12/2027	12,568,500

		142,621,343

	Healthcare – 2.8%
7,100,000	Boston Scientific Corp., 5.125%, 1/12/2017	7,847,815
3,725,000	Boston Scientific Corp., 5.450%, 6/15/2014	3,960,163
15,410,000	Boston Scientific Corp., 6.000%, 1/15/2020	17,975,041
7,230,000	Boston Scientific Corp., 6.400%, 6/15/2016	8,310,668
4,895,000	HCA Holdings, Inc., 6.250%, 2/15/2021	5,017,375
13,400,000	HCA, Inc., 5.750%, 3/15/2014	14,003,000
12,860,000	HCA, Inc., 5.875%, 3/15/2022	13,985,250
162,835,000	HCA, Inc., 5.875%, 5/01/2023	168,534,225
7,800,000	HCA, Inc., 6.250%, 2/15/2013	7,839,000
17,380,000	HCA, Inc., 6.375%, 1/15/2015	18,792,125
50,875,000	HCA, Inc., 6.500%, 2/15/2016	55,326,562
3,045,000	HCA, Inc., 6.750%, 7/15/2013	3,121,125
27,204,000	HCA, Inc., 7.050%, 12/01/2027	26,183,850
20,287,000	HCA, Inc., 7.190%, 11/15/2015	22,315,700
27,148,000	HCA, Inc., 7.500%, 12/15/2023	27,758,830
26,465,000	HCA, Inc., 7.500%, 11/06/2033	26,597,325
70,501,000	HCA, Inc., 7.690%, 6/15/2025	72,087,272
44,984,000	HCA, Inc., 8.360%, 4/15/2024	48,470,260
21,924,000	HCA, Inc., MTN, 7.580%, 9/15/2025	22,198,050
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	12,663,805
34,198,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	30,778,200

		613,765,641

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – 0.5%
$16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	$14,219,650
19,270,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	18,788,250
1,650,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	1,608,750
2,835,000	KB Home, 8.000%, 3/15/2020	3,217,725
65,355,000	Pulte Group, Inc., 6.000%, 2/15/2035	60,780,150
17,240,000	Pulte Group, Inc., 6.375%, 5/15/2033	17,196,900

		115,811,425

	Independent Energy – 0.3%
9,585,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	11,449,235
2,500,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	3,514,369
2,035,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	2,182,537
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	2,102,475
21,480,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	14,606,400
1,775,000	EQT Corp., 8.125%, 6/01/2019	2,197,143
8,782,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	11,191,307
9,825,000	QEP Resources, Inc., 6.875%, 3/01/2021	11,323,312
5,560,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	5,949,200

		64,515,978

	Industrial Other – 0.1%
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,625,357

	Life Insurance – 2.1%
13,017,000	American International Group, Inc., 6.250%, 3/15/2087	13,895,647
99,895,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	130,113,237
8,400,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	14,928,727
3,245,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	3,705,667
29,065,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	34,360,556
7,075,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	8,125,744
4,145,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	4,297,849

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
6,655,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	$9,007,261
70,140,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	68,737,200
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, 10/29/2049, (GBP)	1,847,836
13,250,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	18,261,555
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	18,143,235
2,030,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,801,400
22,550,000	MetLife, Inc., 6.400%, 12/15/2066	24,111,046
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	15,364,250
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	68,069,867
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	13,761,046
5,670,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	6,328,463
9,965,000	Unum Group, 7.125%, 9/30/2016	11,739,278

		467,599,864

	Local Authorities – 1.9%
12,250,000	City of Rome Italy, EMTN, 5.345%, 1/27/2048, (EUR)	12,993,356
19,650,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	20,708,925
125,985,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	146,213,792
95,840,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	108,323,422
1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	1,220,371
10,116,043	Province of Alberta, 5.930%, 9/16/2016, (CAD)	11,168,734
1,490,000	Province of Ontario, 5.000%, 3/08/2014, (CAD)	1,563,594
75,000,000	Province of Ontario Canada, GMTN, 6.250%, 6/16/2015, (NZD)	66,145,105
38,490,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	42,013,509

		410,350,808

	Lodging – 0.0%
8,450,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	9,445,528

	Media Cable – 0.2%
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	42,412,823

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Media Non-Cable – 0.2%
$665,000		Intelsat Luxembourg S.A., 11.250%, 2/04/2017	$703,237
42,100,000		R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	42,521,000

			43,224,237

		Metals & Mining – 0.8%
8,557,000		Alcoa, Inc., 5.720%, 2/23/2019	9,089,348
4,935,000		Alcoa, Inc., 5.870%, 2/23/2022	5,323,133
3,000,000		Alcoa, Inc., 5.900%, 2/01/2027	3,087,879
2,050,000		Alcoa, Inc., 5.950%, 2/01/2037	1,980,261
6,490,000		Alcoa, Inc., 6.750%, 1/15/2028	7,018,487
9,473,000		ArcelorMittal, 6.125%, 6/01/2018	9,600,886
35,180,000		ArcelorMittal, 7.250%, 3/01/2041	32,629,450
3,635,000		ArcelorMittal, 7.500%, 10/15/2039	3,416,900
15,650,000		Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	10,720,250
11,965,000		Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	12,268,004
11,175,000		United States Steel Corp., 6.050%, 6/01/2017	11,705,813
9,625,000		United States Steel Corp., 6.650%, 6/01/2037	8,373,750
23,520,000		United States Steel Corp., 7.000%, 2/01/2018	25,107,600
37,725,000		United States Steel Corp., 7.500%, 3/15/2022	39,705,562

			180,027,323

		Mortgage Related – 0.0%
138,835		FHLMC, 5.000%, 12/01/2031	149,829

		Non-Captive Consumer – 4.4%
3,100,000		AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	1,898,750
78,933,000		Residential Capital LLC, 9.625%, 5/15/2015(d)	82,978,316
150,125	(††)	SLM Corp., 6.000%, 12/15/2043	3,579,981
9,995,000		SLM Corp., MTN, 4.625%, 9/25/2017	10,232,391
17,885,000		SLM Corp., MTN, 5.050%, 11/14/2014	18,773,151
8,000,000		SLM Corp., MTN, 7.250%, 1/25/2022	8,820,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Consumer – continued
$2,030,000	SLM Corp., MTN, 8.000%, 3/25/2020	$2,319,275
5,285,000	SLM Corp., Series A, MTN, 0.615%, 1/27/2014(b)	5,235,379
76,745,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	78,567,694
57,166,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	60,259,652
23,623,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	23,712,673
28,262,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	28,261,830
29,550,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	30,894,939
49,494,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	45,905,685
140,870,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	164,817,900
38,381,000	Springleaf Finance Corp., 3.250%, 1/16/2013, (EUR)	50,644,415
4,690,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	4,244,450
4,955,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	4,682,475
23,472,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	23,853,420
935,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	827,475
351,315,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	314,426,925

		964,936,776

	Non-Captive Diversified – 4.9%
4,145,000	Aircastle Ltd., 7.625%, 4/15/2020	4,632,038
120,000	Ally Financial, Inc., 3.125%, 1/15/2016	120,129
30,190,000	Ally Financial, Inc., 6.750%, 12/01/2014	32,605,200
23,468,000	Ally Financial, Inc., 7.500%, 12/31/2013	24,788,075
50,810,000	Ally Financial, Inc., 7.500%, 9/15/2020	61,353,075
44,981,000	Ally Financial, Inc., 8.000%, 12/31/2018	52,627,770
40,627,000	Ally Financial, Inc., 8.000%, 11/01/2031	51,443,939
62,225,000	Ally Financial, Inc., 8.300%, 2/12/2015	69,303,094
45,800,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	39,787,025
89,985,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	81,345,141
84,065,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	74,520,546

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$22,590,000	General Electric Capital Corp., Series A, MTN, 0.640%, 5/13/2024(b)	$19,769,955
266,643,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	235,085,922
360,000	International Lease Finance Corp., 5.875%, 5/01/2013	364,500
14,785,000	International Lease Finance Corp., 5.875%, 4/01/2019	15,583,375
35,950,000	International Lease Finance Corp., 5.875%, 8/15/2022	38,078,671
11,070,000	International Lease Finance Corp., 6.250%, 5/15/2019	11,789,550
13,466,000	International Lease Finance Corp., 6.375%, 3/25/2013	13,607,393
17,700,000	International Lease Finance Corp., 8.250%, 12/15/2020	21,107,250
7,645,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	7,836,125
3,545,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	3,688,998
33,955,000	iStar Financial, Inc., 5.850%, 3/15/2017	33,275,900
29,057,000	iStar Financial, Inc., 5.875%, 3/15/2016	29,057,000
12,655,000	iStar Financial, Inc., 6.050%, 4/15/2015	12,718,275
29,130,000	iStar Financial, Inc., 7.125%, 2/15/2018	29,676,188
9,029,000	iStar Financial, Inc., 8.625%, 6/01/2013	9,266,011
9,690,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	9,908,025
60,205,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	61,484,356
29,955,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	30,778,762

		1,075,602,288

	Oil Field Services – 1.1%
15,693,000	Nabors Industries, Inc., 6.150%, 2/15/2018	18,455,611
134,360,000	Nabors Industries, Inc., 9.250%, 1/15/2019	177,630,504
4,497,000	Parker Drilling Co., 9.125%, 4/01/2018	4,800,548
23,050,000	Rowan Cos., Inc., 7.875%, 8/01/2019	28,461,379
6,010,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	6,040,050

		235,388,092

	Packaging – 0.2%
3,450,000	OI European Group BV, 6.875%, 3/31/2017, 144A, (EUR)	4,724,599

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Packaging – continued
$18,644,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	$21,487,210
10,351,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	10,506,265
1,100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.000%, 4/15/2019	1,144,000

		37,862,074

	Paper – 1.4%
29,283,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	38,340,437
10,840,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	14,770,378
470,000	Georgia-Pacific LLC, 7.700%, 6/15/2015	542,286
88,057,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	120,424,024
12,590,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	18,877,345
4,447,000	International Paper Co., 6.875%, 11/01/2023(c)	5,571,468
10,392,000	International Paper Co., 8.700%, 6/15/2038	15,445,027
24,586,000	Westvaco Corp., 7.950%, 2/15/2031	32,131,984
36,799,000	Westvaco Corp., 8.200%, 1/15/2030	48,553,815
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,782,153
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	17,685,153

		317,124,070

	Pharmaceuticals – 0.4%
16,920,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	18,146,700
65,065,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	69,782,212

		87,928,912

	Pipelines – 1.9%
9,050,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	10,349,173
1,000,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	1,165,952
7,325,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	8,476,710
11,435,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	13,427,240
22,725,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	27,488,864
7,500,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	9,642,202

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pipelines – continued
$31,400,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	$34,701,773
51,788,880	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	54,466,365
116,405,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	126,881,450
1,585,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	1,664,250
12,375,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	14,231,250
57,010,000	NiSource Finance Corp., 6.400%, 3/15/2018	68,724,586
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,515,466
28,845,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	34,014,918
11,565,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	10,408,500
5,572,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	4,624,760

		421,783,459

	Property & Casualty Insurance – 0.4%
22,060,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	24,732,657
4,090,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	4,848,564
16,825,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	18,385,334
2,000,000	Liberty Mutual Group, Inc., (fixed rate to 3/15/2017, variable rate thereafter), 7.000%, 3/07/2067, 144A	1,987,500
15,097,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	17,608,461
13,975,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	2,375,750
3,375,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	3,396,195
12,080,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	13,193,293
6,575,000	XL Group PLC, 6.250%, 5/15/2027	7,808,549
2,110,000	XL Group PLC, 6.375%, 11/15/2024	2,536,180

		96,872,483

	Property Trust – 0.2%
43,360,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	53,715,756

	Railroads – 0.0%
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	6,831,840
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	64,250

		6,896,090

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Real Estate Operations/Development – 0.0%
$7,750,000	First Industrial LP, 5.950%, 5/15/2017	$8,293,174

	REITs - Regional Malls – 0.0%
2,000	Simon Property Group LP, 5.750%, 12/01/2015	2,253

	Retailers – 0.7%
1,920,000	Dillard’s, Inc., 6.625%, 1/15/2018	2,078,400
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,715,100
1,740,000	Dillard’s, Inc., 7.130%, 8/01/2018	1,940,100
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,559,055
1,000,000	Dillard’s, Inc., 7.750%, 5/15/2027	1,042,500
14,269,000	Foot Locker, Inc., 8.500%, 1/15/2022	16,023,373
5,160,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	4,540,800
50,232,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	37,674,000
2,798,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	2,413,275
375,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	313,125
5,580,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,380,300
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	16,164,393
3,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	3,620
698,000	Macy’s Retail Holdings, Inc., 7.875%, 7/15/2015	813,125
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	10,229,121
39,965,000	Toys R Us, Inc., 7.375%, 10/15/2018	36,368,150

		146,258,437

	Sovereigns – 2.2%
126,665,000	Hellenic Republic Government International Bond, 2.125%, 7/05/2013, (CHF)	112,234,067
25,000,000,000	Indonesia Treasury Bond, 10.250%, 7/15/2027, (IDR)	3,653,440
88,974,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	12,547,046
317,658,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	48,476,934
258,350,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	153,622,039
98,690,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	63,503,822

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Sovereigns – continued
10,025,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	$6,034,585
8,742,110,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	49,608,875
4,616,100,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	25,278,762
3,494,975,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	21,462,453

		496,422,023

	Supermarkets – 0.5%
3,675,000	American Stores Co., 7.900%, 5/01/2017	3,482,063
13,145,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	10,746,037
100,590,000	New Albertson’s, Inc., 7.450%, 8/01/2029	56,330,400
20,550,000	New Albertson’s, Inc., 7.750%, 6/15/2026	11,559,375
13,925,000	New Albertson’s, Inc., 8.000%, 5/01/2031	7,832,813
3,880,000	New Albertson’s, Inc., 8.700%, 5/01/2030	2,250,400
17,575,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	9,358,687

		101,559,775

	Supranational – 2.6%
348,600,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	38,826,173
8,660,000	European Bank for Reconstruction & Development, GMTN, 9.000%, 4/28/2014, (BRL)	4,399,153
11,505,000	European Investment Bank, 11.250%, 2/14/2013, (BRL)	5,646,019
837,962,640,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	85,774,334
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	21,265,100
71,230,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	78,544,327
345,270,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	35,202,314
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	170,943,688
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	48,338,460
40,000,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	32,930,097
109,670,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	52,304,154

		574,173,819

	Technology – 1.0%
1,940,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	1,624,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
1,000,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	$1,352,950
13,050,000	Alcatel-Lucent France, Inc., 8.500%, 1/15/2016, (EUR)	17,828,245
107,862,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	81,975,120
5,166,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	3,887,415
52,545,000	Amkor Technology, Inc., 6.375%, 10/01/2022, 144A	51,756,825
2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	3,082,960
10,821,000	Corning, Inc., 6.850%, 3/01/2029	13,274,997
5,645,000	Corning, Inc., 7.250%, 8/15/2036	7,188,321
15,578,000	Equifax, Inc., 7.000%, 7/01/2037	19,629,682
47,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	47,411
2,080,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	2,142,400
929,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	1,098,282
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	5,033,156
3,795,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	4,904,165
7,000,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019, 144A	7,157,500
40,000	Xerox Corp., 6.350%, 5/15/2018	46,132
615,000	Xerox Corp., MTN, 7.200%, 4/01/2016	706,249

		222,736,560

	Tobacco – 0.4%
71,085,000	Reynolds American, Inc., 6.750%, 6/15/2017	85,843,526
8,795,000	Reynolds American, Inc., 7.250%, 6/15/2037	11,533,156

		97,376,682

	Transportation Services – 0.3%
20,994,000	APL Ltd., 8.000%, 1/15/2024(c)	19,419,450
16,166,950	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	15,196,933
6,552,024	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(e)(f)	6,093,383
8,487,983	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020	8,487,983
8,935,557	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	7,773,934

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Transportation Services – continued
$15,689,997		Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(e)(f)	$12,081,298
4,897,228		Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017	4,750,311
201,720		Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(e)(f)	165,410
2,675,000		Erac USA Finance Co., 7.000%, 10/15/2037, 144A	3,396,793

			77,365,495

		Treasuries – 21.8%
164,160,000		Canadian Government, 1.750%, 3/01/2013, (CAD)	165,242,628
499,325,000		Canadian Government, 2.250%, 8/01/2014, (CAD)	510,735,131
597,515,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	619,722,831
201,175,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	212,345,097
414,487,000		Canadian Government, 3.500%, 6/01/2013, (CAD)	420,912,444
246,645,000		Canadian Government, 3.750%, 6/01/2019, (CAD)	281,111,327
297,760,000		Canadian Government, 4.250%, 6/01/2018, (CAD)	343,066,098
10,000,000,000		Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	1,364,578
498,832,000,000		Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	70,659,559
170,925,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	234,619,044
122,055,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	161,102,083
38,075,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	51,533,858
161,275,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	216,365,576
1,050,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	1,384,726
1,050,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	1,430,573
1,045,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	1,500,450
26,535,700	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	248,319,612
33,000,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	31,113,433
3,350,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	2,799,612
668,075,000		Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	133,900,970
319,620,000		Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	62,150,311

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
2,599,880,000	Norwegian Government Bond, 6.500%, 5/15/2013, (NOK)	$475,729,273
30,535,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	32,796,779
2,030,000	Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	1,771,471
9,000,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	10,543,107
21,275,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	23,761,545
15,000,000	Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	12,517,949
258,500,000	U.S. Treasury Note, 0.125%, 12/31/2014	257,853,750
241,500,000	U.S. Treasury Note, 0.250%, 11/30/2014	241,509,418

		4,827,863,233

	Wireless – 0.6%
281,500,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	22,353,382
41,804,000	Sprint Capital Corp., 6.875%, 11/15/2028	43,476,160
38,286,000	Sprint Capital Corp., 6.900%, 5/01/2019	41,731,740
8,390,000	Sprint Capital Corp., 8.750%, 3/15/2032	10,256,775
15,252,000	Sprint Nextel Corp., 6.000%, 12/01/2016	16,586,550

		134,404,607

	Wirelines – 3.8%
4,739,000	AT&T, Inc., 4.300%, 12/15/2042, 144A	4,759,629
8,395,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	4,449,350
5,790,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	7,223,326
3,695,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	4,939,198
31,176,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	38,012,655
107,425,000	CenturyLink, Inc., 6.450%, 6/15/2021	118,704,518
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	11,371,158
4,400,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	4,567,209
1,000,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	970,000
8,735,000	Embarq Corp., 7.995%, 6/01/2036	9,647,991
3,075,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,121,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$730,000	Frontier Communications Corp., 9.000%, 8/15/2031	$803,000
1,600,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,874,517
2,750,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	3,858,909
38,760,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	40,504,200
10,655,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	11,827,050
3,545,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	3,961,537
950,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	1,107,742
24,010,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	28,650,852
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	57,265,936
940,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	1,310,608
1,000,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,338,483
30,365,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	34,440,408
64,147,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	65,379,841
15,925,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	17,454,437
40,420,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	42,335,100
38,025,000	Qwest Corp., 6.875%, 9/15/2033	38,215,125
1,505,000	Qwest Corp., 7.200%, 11/10/2026	1,513,278
10,620,000	Qwest Corp., 7.250%, 9/15/2025	12,305,617
46,272,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	45,230,880
31,816,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	32,054,620
4,300,000	Telecom Italia Capital S.p.A., EMTN, 5.875%, 5/19/2023, (GBP)	7,196,589
1,850,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,944,813
2,100,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,239,125
36,465,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	39,382,200
5,845,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	9,274,799
3,900,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	6,010,414
17,000,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	28,851,394

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	$50,369,696
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	30,906,349
2,905,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,859,252
7,860,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	9,214,561

		839,447,491

	Total Non-Convertible Bonds (Identified Cost $15,543,776,473)	17,517,414,956

Convertible Bonds – 6.9%
	Airlines – 0.0%
6,445,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	6,164,191

	Automotive – 1.4%
5,645,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(g)	4,223,165
182,545,000	Ford Motor Co., 4.250%, 11/15/2016	289,333,825
12,335,000	Navistar International Corp., 3.000%, 10/15/2014	11,263,397

		304,820,387

	Brokerage – 0.0%
880,000	Jefferies Group, Inc., 3.875%, 11/01/2029	871,750

	Diversified Manufacturing – 0.3%
44,380,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	43,908,462
24,037,000	Trinity Industries, Inc., 3.875%, 6/01/2036	26,876,371

		70,784,833

	Electric – 0.0%
1,000,000	CMS Energy Corp., 5.500%, 6/15/2029	1,773,750

	Healthcare – 0.4%
22,466,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(g)	22,395,794
13,155,000	Hologic, Inc., (accretes to principal after 3/1/2018), 2.000%, 3/01/2042(g)	13,048,116
285,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	285,356
2,510,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,580,594
2,144,000	Omnicare, Inc., 3.250%, 12/15/2035	2,138,640

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Healthcare – continued
$29,850,000	Omnicare, Inc., 3.750%, 12/15/2025	$43,991,437

		84,439,937

	Home Construction – 0.4%
47,320,000	Lennar Corp., 3.250%, 11/15/2021, 144A	84,880,250

	Independent Energy – 0.5%
27,750,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	22,408,125
71,194,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	64,074,600
26,891,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	25,714,519

		112,197,244

	Life Insurance – 0.3%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	75,877,172

	Media Non-Cable – 0.0%
7,664,413	Liberty Media LLC, 3.500%, 1/15/2031	3,645,386

	Metals & Mining – 0.1%
1,255,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,365,597
16,535,000	United States Steel Corp., 4.000%, 5/15/2014	17,826,797

		19,192,394

	Non-Captive Diversified – 0.1%
16,140,000	iStar Financial, Inc., 3.000%, 11/15/2016	16,442,625

	Pharmaceuticals – 0.1%
9,615,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	10,810,866

	REITs - Warehouse/Industrials – 0.2%
28,230,000	ProLogis LP, 3.250%, 3/15/2015	31,988,119

	Technology – 2.5%
49,074,000	Ciena Corp., 0.875%, 6/15/2017	42,295,654
14,150,000	Ciena Corp., 3.750%, 10/15/2018, 144A	15,927,594
8,680,000	Ciena Corp., 4.000%, 3/15/2015, 144A	9,851,800
2,469,000	Intel Corp., 2.950%, 12/15/2035	2,560,044
318,925,000	Intel Corp., 3.250%, 8/01/2039	373,740,234

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$1,605,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	$1,585,941
3,120,000	Micron Technology, Inc., 1.875%, 6/01/2014	3,092,700
61,640,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	56,323,550
38,945,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	37,533,244
18,250,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032, 144A	17,770,937

		560,681,698

	Wirelines – 0.6%
64,473,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	76,682,574
48,975,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	58,249,641
1,350,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	1,822,027

		136,754,242

	Total Convertible Bonds (Identified Cost $1,264,968,679)	1,521,324,844

Municipals – 1.0%
	District of Columbia – 0.0%
5,610,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	6,938,785

	Illinois – 0.3%
2,440,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	2,579,495
69,245,000	State of Illinois, 5.100%, 6/01/2033	68,494,384

		71,073,879

	Michigan – 0.1%
21,460,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	17,967,170

	Ohio – 0.0%
10,390,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	9,293,128

	Virginia – 0.6%
178,970,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	127,349,683

	Total Municipals (Identified Cost $270,234,930)	232,622,645

	Total Bonds and Notes (Identified Cost $17,078,980,082)	19,271,362,445

Principal Amount (‡)	Description	Value (†)
Senior Loans – 2.6%
	Airlines – 0.3%
$64,155,000	Delta Air Lines, Inc., Term Loan B1, 5.250%, 10/10/2018(b)	$64,620,124

	Automotive – 0.1%
26,246,115	TI Group Automotive Systems, LLC, New Term Loan, 6.750%, 3/14/2018(b)	26,377,346

	Chemicals – 0.2%
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 10.500%, 12/21/2020(b)	47,571,769

	Consumer Products – 0.0%
4,317,575	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(b)	3,912,803

	Electric – 0.0%
6,935,533	Texas Competitive Electric Holdings Company, LLC, Non-Extended Term Loan, 3.746%, 10/10/2014(h)	5,216,838

	Food & Beverage – 0.1%
20,226,363	DS Waters Enterprises LP, 1st Lien Term Loan, 10.500%, 8/29/2017(b)	20,732,022

	Healthcare – 0.1%
8,102,194	Hologic, Inc., Term Loan B, 4.500%, 8/01/2019(b)	8,191,885

	Media Non-Cable – 0.1%
38,240,811	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	27,358,241

	Metals & Mining – 0.1%
17,476,200	Essar Steel Algoma, Inc., ABL Term Loan, 8.750%, 9/19/2014(b)	17,214,057

	Non-Captive Diversified – 1.1%
107,801,000	Flying Fortress, Inc., 1st Lien Term Loan, 5.000%, 6/30/2017(b)	108,609,507
124,000,000	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/17/2017(b)	129,890,000

		238,499,507

	Supermarket – 0.2%
40,709,673	Supervalu, Inc., New Term Loan B, 8.000%, 8/30/2018(b)	41,261,696

	Wireless – 0.1%
29,112,038	Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 2/28/2017(b)	29,636,054

	Wirelines – 0.2%
35,695,643	FairPoint Communications, Inc., New Term Loan B, 6.501%, 1/22/2016(b)	34,459,861

	Total Senior Loans (Identified Cost $560,826,364)	565,052,203

Shares	Description	Value (†)
Common Stocks – 4.9%
	Biotechnology – 0.3%
1,409,794	Vertex Pharmaceuticals, Inc.(f)	$59,126,760

	Chemicals – 0.4%
750,000	PPG Industries, Inc.	101,512,500

	Containers & Packaging – 0.1%
645,508	Owens-Illinois, Inc.(f)	13,729,955
3,804	Rock-Tenn Co., Class A	265,938

		13,995,893

	Diversified Telecommunication Services – 0.2%
269,619	FairPoint Communications, Inc.(f)	2,140,775
403,884	Hawaiian Telcom Holdco, Inc.(f)	7,875,738
2,629,337	Telefonica S.A., Sponsored ADR	35,469,756

		45,486,269

	Electronic Equipment, Instruments & Components – 0.0%
630,490	Corning, Inc.	7,956,784

	Independent Power Producers & Energy Traders – 0.1%
646,248	Dynegy, Inc.(f)	12,362,724

	Oil, Gas & Consumable Fuels – 0.4%
1,026,979	Chesapeake Energy Corp.	17,068,391
850,302	Repsol YPF S.A., Sponsored ADR	17,771,312
750,000	Royal Dutch Shell PLC, ADR	51,712,500

		86,552,203

	Pharmaceuticals – 1.4%
3,372,358	Bristol-Myers Squibb Co.	109,905,147
3,384,721	Valeant Pharmaceuticals International, Inc.(f)	202,304,774

		312,209,921

	Semiconductors & Semiconductor Equipment – 1.7%
18,411,567	Intel Corp.	379,830,627

	Software – 0.3%
2,568,090	Microsoft Corp.	68,645,046

	Total Common Stocks (Identified Cost $846,732,146)	1,087,678,727

Preferred Stocks – 2.7%
Convertible Preferred Stocks – 1.9%
	Automotive – 1.1%
4,335,800	General Motors Co., Series B, 4.750%	191,338,854
964,435	Goodyear Tire & Rubber Co. (The), 5.875%	45,530,976

		236,869,830

	Banking – 0.2%
25,823	Bank of America Corp., Series L, 7.250%	29,309,105

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Banking – continued
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	$15,291,675

		44,600,780

	Construction Machinery – 0.1%
166,574	United Rentals Trust I, 6.500%	9,978,815

	Electric – 0.1%
360,662	AES Trust III, 6.750%	17,906,868

	Independent Energy – 0.1%
87,351	Chesapeake Energy Corp., 4.500%	7,018,653
48,913	SandRidge Energy, Inc., 7.000%	5,019,697
144,600	SandRidge Energy, Inc., 8.500%	15,081,780

		27,120,130

	Pipelines – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	17,979,192
25,000	Williams Cos., Inc., 5.500%	4,610,155

		22,589,347

	REITs - Healthcare – 0.0%
172,150	Health Care REIT, Inc., Series I, 6.500%	9,845,259

	Technology – 0.2%
59,124	Lucent Technologies Capital Trust I, 7.750%	49,053,409

	Total Convertible Preferred Stocks (Identified Cost $410,194,293)	417,964,438

Non-Convertible Preferred Stocks – 0.8%
	Banking – 0.2%
53,000	Bank of America Corp., 6.375%	1,315,990
1,226,700	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	34,224,930
534,725	Countrywide Capital IV, 6.750%	13,271,875

		48,812,795

	Electric – 0.0%
2,925	Connecticut Light & Power Co., 1.900%	125,409
100	Entergy Arkansas, Inc., 4.320%	8,778
5,000	Entergy Mississippi, Inc., 4.360%	470,000

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Electric – continued
665	Entergy New Orleans, Inc., 4.360%	$62,863
200	Entergy New Orleans, Inc., 4.750%	19,500
49	MDU Resources Group, Inc., 5.100%	4,896
50,100	Southern California Edison Co., 4.780%	1,212,420

		1,903,866

	Government Sponsored – 0.2%
38,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A	39,805,000

	Home Construction – 0.0%
41,783	Hovnanian Enterprises, Inc., 7.625%(f)	568,249

	Independent Energy – 0.0%
31,000	Chesapeake Energy Corp., 5.000%	2,337,400

	Non-Captive Consumer – 0.0%
149,767	SLM Corp., Series A, 6.970%	7,221,765

	Non-Captive Diversified – 0.3%
65,854	Ally Financial, Inc., Series G, 7.000%, 144A	64,678,921
58,400	iStar Financial, Inc., Series E, 7.875%	1,302,904
58,575	iStar Financial, Inc., Series F, 7.800%	1,276,935
15,550	iStar Financial, Inc., Series G, 7.650%	333,547

		67,592,307

	REITs - Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,764,215

	REITs - Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	10,789,407

	Total Non-Convertible Preferred Stocks (Identified Cost $124,851,908)	181,795,004

	Total Preferred Stocks (Identified Cost $535,046,201)	599,759,442

Closed End Investment Companies – 0.0%
7,076	Morgan Stanley Emerging Markets Debt Fund, Inc.	84,558
680,008	NexPoint Credit Strategies Fund	4,515,253

	Total Closed End Investment Companies (Identified Cost $9,875,260)	4,599,811

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 1.5%
$1,244,128	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2012 at 0.010% to be repurchased at $1,244,128 on 1/02/2013 collateralized by $1,305,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $1,307,002 including accrued interest(i)	$1,244,128
340,719,037	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $340,719,227 on 1/02/201 collateralized by $143,705,000 Federal National Mortgage Association, 0.625% due 2/22/2016 valued at $144,026,839; $199,735,000 Federal National Mortgage Association, 0.700% due 2/22/2016 valued at $200,236,002; $145,000 Federal Home Loan Bank, 0.370% due 8/09/2013 valued at $145,363; $2,630,000 Federal Home Loan Mortgage Corp., 0.400% due 2/27/2014 valued at $2,636,575; $430,000 U.S. Treasury Note, 3.500% due 2/15/2018 valued at $495,575 including accrued interest(i)	340,719,037

	Total Short-Term Investments (Identified Cost $341,963,165)	341,963,165

	Total Investments – 98.6% (Identified Cost $19,373,423,218)(a)	21,870,415,793
	Other assets less liabilities – 1.4%	301,610,944

	Net Assets – 100.0%	$22,172,026,737

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $19,489,726,404 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,785,172,061
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(404,482,672)

Net unrealized appreciation	$2,380,689,389

At September 30, 2012, the Fund had a short-term capital loss carryforward of $496,143,797 which expires on
September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2012 is disclosed.
(c)	Illiquid security. At December 31, 2012, the value of these securities amounted to $471,089,248 or 2.1% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Maturity has been extended under the terms of a plan of reorganization.
(f)	Non-income producing security.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at December 31, 2012.
(i)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of Rule 144A holdings amounted to $2,698,384,525 or 12.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Captive Consumer	$3,579,981	$961,356,795	$—	$964,936,776
All Other Non-Convertible Bonds*	—	16,552,478,180	—	16,552,478,180

Total Non-Convertible Bonds	3,579,981	17,513,834,975	—	17,517,414,956

Convertible Bonds*	—	1,521,324,844	—	1,521,324,844
Municipals*	—	232,622,645	—	232,622,645

Total Bonds and Notes	3,579,981	19,267,782,464	—	19,271,362,445

Senior Loans*	—	565,052,203	—	565,052,203
Common Stocks*	1,087,678,727	—	—	1,087,678,727
Preferred Stocks
Convertible Preferred Stocks
Construction Machinery	—	9,978,815	—	9,978,815
Independent Energy	7,018,653	20,101,477	—	27,120,130
Pipelines	17,979,192	4,610,155	—	22,589,347
All Other Convertible Preferred Stocks*	358,276,146	—	—	358,276,146

Total Convertible Preferred Stocks	383,273,991	34,690,447	—	417,964,438

Non-Convertible Preferred Stocks
Electric	1,212,420	691,446	—	1,903,866
Government Sponsored	—	39,805,000	—	39,805,000
Non-Captive Diversified	2,913,386	64,678,921	—	67,592,307
REITs - Office Property	—	2,764,215	—	2,764,215
All Other Non-Convertible Preferred Stocks*	69,729,616	—	—	69,729,616

Total Non-Convertible Preferred Stocks	73,855,422	107,939,582	—	181,795,004

Total Preferred Stocks	457,129,413	142,630,029	—	599,759,442

Closed End Investment Companies	4,599,811	—	—	4,599,811
Short-Term Investments	—	341,963,165	—	341,963,165

Total	$1,552,987,932	$20,317,427,861	$—	$21,870,415,793

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012.

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2012
Bonds and Notes
Non-Convertible Bonds
Banking	$33,981,590	$—	$—	$—	$—	$—	$—	$(33,981,590)	$—	$—
Electric	16,800,000	—	—	—	—	—	—	(16,800,000)	—	—
Sovereigns	55,949,432	—	—	—	—	—	—	(55,949,432)	—	—
Transportation Services	17,897,385	—	—	—	—	—	—	(17,897,385)	—	—

Total	$124,628,407	$—	$—	$—	$—	$—	$—	$(124,628,407)	$—	$—

Debt securities valued at $73,846,817 were transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at December 31, 2012, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $16,800,000 were transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at December 31, 2012, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $33,981,590 was transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies but was misclassified as Level 3; at December 31, 2012, this security was valued using the same method and was appropriately classified as Level 2.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2012 (Unaudited)

Treasuries	21.8%
Banking	10.7
Non-Captive Diversified	6.4
Wirelines	4.6
Non-Captive Consumer	4.4
Automotive	4.2
Technology	3.7
Healthcare	3.3
Supranational	2.6
Electric	2.5
Life Insurance	2.4
Airlines	2.3
Sovereigns	2.2
Pipelines	2.0
Other Investments, less than 2% each	24.0
Short-Term Investments	1.5

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

Currency Exposure Summary at December 31, 2012 (Unaudited)

United States Dollar	62.2%
Canadian Dollar	12.7
Euro	5.3
New Zealand Dollar	4.4
Australian Dollar	3.6
Norwegian Krone	3.0
Indonesian Rupiah	2.1
Other, less than 2% each	5.3

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 86.5% of Net Assets
Non-Convertible Bonds – 78.9%
	ABS Home Equity – 0.1%
$894,097	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.698%, 4/25/2035(b)	$903,328

	ABS Other – 0.1%
633,550	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	640,088

	Aerospace & Defense – 1.1%
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	178,062
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	601,740
500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	431,337
1,700,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,579,132
245,000	Textron, Inc., 5.600%, 12/01/2017	277,395
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,969,287
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,575,160

		12,612,113

	Airlines – 1.1%
255,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	266,475
1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018, 144A	1,758,087
66,248	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	68,235
36,967	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	39,370
70,802	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	75,228
275,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/22/2021	291,500
1,194,906	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	1,238,161
256,913	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	287,743
981,721	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	1,055,350
1,557,699	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	1,752,411

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$1,010,000	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	$1,100,900
540,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	576,450
1,420,000	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	1,464,375
2,480,000	US Airways Pass Through Trust, Series 2012-2A, Class A , 4.625%, 12/03/2026	2,523,400

		12,497,685

	Automotive – 2.2%
2,200,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	2,420,000
200,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	264,294
1,280,000	Ford Motor Co., 6.375%, 2/01/2029	1,431,433
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,192,225
165,000	Ford Motor Co., 6.625%, 2/15/2028	184,345
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,885,058
690,000	Ford Motor Co., 7.125%, 11/15/2025	796,950
3,510,000	Ford Motor Co., 7.400%, 11/01/2046	4,312,912
5,225,000	Ford Motor Co., 7.450%, 7/16/2031	6,635,750
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,953,437
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	662,062
645,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	719,200
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	377,812

		25,835,478

	Banking – 11.2%
1,710,000	Associates Corp. of North America, 6.950%, 11/01/2018	2,059,866
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	2,110,554
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,233,250
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,875,196
2,420,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,318,788
250,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, 3/29/2049, (EUR)	251,616
535,000	BNP Paribas Capital Trust VI, (fixed rate to 1/16/2013, variable rate thereafter), 5.868%, 1/29/2049, (EUR)	706,676

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, 10/29/2049, (GBP)	$1,942,546
1,450,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, 4/29/2049, (EUR)	1,808,054
2,150,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, 4/29/2049, (EUR)	2,678,719
2,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, 4/29/2049, (GBP)	4,072,671
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 6/29/2049, 144A	1,025,000
1,150,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 6/29/2049, 144A	1,109,750
1,050,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, 7/29/2049, (GBP)	1,552,887
3,830,000	Citigroup, Inc., 5.000%, 9/15/2014	4,029,497
300,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	290,771
48,000	Citigroup, Inc., 5.850%, 12/11/2034	56,277
3,320,000	Citigroup, Inc., 5.875%, 2/22/2033	3,518,639
1,215,000	Citigroup, Inc., 6.000%, 10/31/2033	1,309,515
795,000	Citigroup, Inc., 6.125%, 8/25/2036	866,452
14,170,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	12,403,077
200,000	Citigroup, Inc., EMTN, 1.458%, 11/30/2017, (EUR)(b)	248,094
4,145,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	4,697,640
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,240,489
7,400,000	HBOS PLC, 6.000%, 11/01/2033, 144A	6,687,158
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	6,565,125
1,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	103,990
18,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,987,424
1,700,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	1,871,457
5,600,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	6,112,680
50,000	Merrill Lynch & Co., Inc., EMTN, 0.733%, 9/14/2018, (EUR)(b)	57,591
1,000,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	1,390,119
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	327,611
200,000	Morgan Stanley, 0.820%, 10/15/2015(b)	193,793

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$130,000	Morgan Stanley, 3.450%, 11/02/2015	$135,448
465,000	Morgan Stanley, 3.800%, 4/29/2016	488,150
4,220,000	Morgan Stanley, 4.875%, 11/01/2022	4,369,363
7,300,000	Morgan Stanley, 5.500%, 7/24/2020	8,212,573
7,400,000	Morgan Stanley, 5.750%, 1/25/2021	8,451,059
4,900,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	5,622,991
50,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	89,502
200,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	224,359
4,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	4,587,402
1,600,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	1,754,548
300,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	339,294
900,000	Morgan Stanley, Series F, MTN, 0.775%, 10/18/2016(b)	855,571
625,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	707,752
300,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	521,385
185,000	RBS Capital Trust A, 2.285%, 12/29/2049, (EUR)(b)	169,566
865,000	RBS Capital Trust I, (fixed rate to 7/01/2013, variable rate thereafter), 4.709%, 12/29/2049	670,375
185,000	Royal Bank of Scotland Group PLC, 5.250%, 6/29/2049, (EUR)	180,335
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	2,521,106
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	67,602
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	968,331
150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	187,096
300,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	312,000
200,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	269,977
800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	820,000
700,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	708,040
150,000	SG Capital Trust III, (fixed rate to 11/10/2013, variable rate thereafter), 5.419%, 11/29/2049, (EUR)	189,103
1,225,000	Societe Generale S.A., (fixed rate to 4/5/2017, variable rate thereafter), 5.922%, 4/29/2049, 144A	1,127,012

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$600,000	Societe Generale S.A., (fixed rate to 5/22/2013, variable rate thereafter), 7.756%, 5/29/2049, (EUR)	$756,251
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,541,635

		131,550,798

	Brokerage – 0.9%
1,495,000	Jefferies Group, Inc., 3.875%, 11/09/2015	1,543,587
1,245,000	Jefferies Group, Inc., 5.125%, 4/13/2018	1,307,250
3,055,000	Jefferies Group, Inc., 6.250%, 1/15/2036	3,161,925
1,805,000	Jefferies Group, Inc., 6.450%, 6/08/2027	1,922,325
2,530,000	Jefferies Group, Inc., 6.875%, 4/15/2021	2,833,600

		10,768,687

	Building Materials – 1.0%
860,000	Masco Corp., 4.800%, 6/15/2015	900,837
240,000	Masco Corp., 5.850%, 3/15/2017	261,192
2,600,000	Masco Corp., 6.125%, 10/03/2016	2,871,809
800,000	Masco Corp., 6.500%, 8/15/2032	827,507
1,410,000	Masco Corp., 7.125%, 3/15/2020	1,640,438
815,000	Masco Corp., 7.750%, 8/01/2029	906,440
164,000	Owens Corning, Inc., 6.500%, 12/01/2016	184,281
2,050,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,268,255
1,680,000	USG Corp., 6.300%, 11/15/2016	1,738,800

		11,599,559

	Chemicals – 0.8%
275,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	282,562
115,000	ICI Wilmington, Inc., 5.625%, 12/01/2013	120,079
620,000	Methanex Corp., 5.250%, 3/01/2022	687,655
1,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	1,691,263
5,240,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	4,139,600
55,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	51,150
905,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	805,450

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$1,400,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	$1,431,500

		9,209,259

	Commercial Mortgage-Backed Securities – 0.2%
95,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	102,462
530,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.789%, 8/10/2045(b)	513,050
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,153,836

		1,769,348

	Construction Machinery – 0.2%
965,000	Toro Co., 6.625%, 5/01/2037(c)	1,013,066
1,155,000	UR Financing Escrow Corp., 7.625%, 4/15/2022, 144A	1,290,712

		2,303,778

	Electric – 4.0%
730,000	AES Corp. (The), 7.750%, 3/01/2014	777,450
2,757,974	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,967,856
3,935,866	Bruce Mansfield Unit, 6.850%, 6/01/2034	4,101,172
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,237,684
5,455,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	5,719,502
100,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	135,922
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,130,629
1,589,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	1,934,970
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,679,719
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	104,450
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,109,414
2,890,000	Energy Future Holdings Corp., 10.000%, 1/15/2020	3,229,575
2,372,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A	2,265,260
275,000	Enersis S.A., 7.375%, 1/15/2014	289,746
4,000,000	Enersis S.A., Cayman Islands, 7.400%, 12/01/2016	4,710,156
75,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	77,035
2,960,078	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(c)	3,126,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$2,865,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	$2,241,862
450,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	447,298
670,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	644,825

		46,930,900

	Food & Beverage – 0.3%
2,740,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	3,036,670

	Gaming – 0.1%
425,000	MGM Resorts International, 7.625%, 1/15/2017	454,750
935,000	MGM Resorts International, 8.625%, 2/01/2019, 144A	1,042,525

		1,497,275

	Government Owned - No Guarantee – 0.7%
2,400,000	DP World Ltd., 6.850%, 7/02/2037, 144A	2,811,000
18,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	1,884,887
29,200,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	3,108,910

		7,804,797

	Healthcare – 2.4%
425,000	Boston Scientific Corp., 5.125%, 1/12/2017	469,764
290,000	Boston Scientific Corp., 5.450%, 6/15/2014	308,308
435,000	Boston Scientific Corp., 6.400%, 6/15/2016	500,019
455,000	HCA, Inc., 5.750%, 3/15/2014	475,475
610,000	HCA, Inc., 5.875%, 3/15/2022	663,375
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,133,600
2,345,000	HCA, Inc., 6.250%, 2/15/2013	2,356,725
410,000	HCA, Inc., 6.375%, 1/15/2015	443,313
115,000	HCA, Inc., 6.750%, 7/15/2013	117,875
3,545,000	HCA, Inc., 7.050%, 12/01/2027	3,412,062
820,000	HCA, Inc., 7.190%, 11/15/2015	902,000
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,508,188
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,447,200

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$2,660,000	HCA, Inc., 7.690%, 6/15/2025	$2,719,850
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,392,050
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,966,625
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	437,525
320,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	350,993
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,597,500

		28,202,447

	Home Construction – 0.7%
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	229,500
115,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	112,125
835,000	KB Home, 8.000%, 3/15/2020	947,725
1,700,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,810,500
3,920,000	Pulte Group, Inc., 6.000%, 2/15/2035	3,645,600
1,960,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,955,100

		8,700,550

	Independent Energy – 1.8%
3,230,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,718,153
1,915,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	2,287,458
100,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	107,250
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,078,331
1,310,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	890,800
2,015,000	Halcon Resources Corp., 8.875%, 5/15/2021, 144A	2,135,900
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,431,400
1,465,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	1,866,917
2,940,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	3,145,800

		21,662,009

	Industrial Other – 0.1%
1,150,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	1,187,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – 2.9%
$2,300,000	American International Group, Inc., 6.250%, 3/15/2087	$2,455,250
10,165,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	13,239,913
615,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	727,051
175,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	200,990
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	3,626,000
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	275,646
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	5,255,490
2,270,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	3,132,600
1,000,000	MetLife, Inc., 6.400%, 12/15/2066	1,069,226
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,683,650
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,300,293
1,000,000	Protective Life Secured Trust, 3.890%, 9/10/2014(b)	1,011,140

		33,977,249

	Local Authorities – 4.5%
1,630,000	City of Rome Italy, EMTN, 5.345%, 1/27/2048, (EUR)	1,728,912
4,505,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	4,747,771
5,500,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	6,383,108
4,280,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	4,837,482
509,975	Province of Alberta, 5.930%, 9/16/2016, (CAD)	563,044
11,700,000	Province of British Columbia, Zero Coupon, 8/23/2013, (CAD)	11,678,122
19,825,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	22,098,089
830,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	905,981

		52,942,509

	Media Cable – 0.5%
1,500,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	1,855,821
3,400,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	4,577,589

		6,433,410

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Media Non-Cable – 0.2%
$730,000		Intelsat Luxembourg S.A., 11.250%, 2/04/2017	$771,975
1,960,000		R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	1,979,600

			2,751,575

		Metals & Mining – 1.8%
1,100,000		Alcoa, Inc., 5.720%, 2/23/2019	1,168,433
300,000		Alcoa, Inc., 5.870%, 2/23/2022	323,595
400,000		Alcoa, Inc., 5.900%, 2/01/2027	411,717
855,000		ArcelorMittal, 6.000%, 3/01/2021	852,549
2,295,000		ArcelorMittal, 6.125%, 6/01/2018	2,325,982
6,630,000		ArcelorMittal, 7.250%, 3/01/2041	6,149,325
3,300,000		ArcelorMittal, 7.500%, 10/15/2039	3,102,000
6,945,000		Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	4,757,325
1,760,000		United States Steel Corp., 7.500%, 3/15/2022	1,852,400

			20,943,326

		Non-Captive Consumer – 2.7%
300,000		AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	183,750
3,569,000		Residential Capital LLC, 9.625%, 5/15/2015(d)	3,751,911
31,725	(††)	SLM Corp., 6.000%, 12/15/2043	756,536
35,000		SLM Corp., Series A, MTN, 0.615%, 1/27/2014(b)	34,671
1,665,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	1,704,544
200,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	210,823
145,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	145,550
2,920,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	2,919,983
200,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	209,103
5,185,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	4,809,088
7,986,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	9,343,620
300,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	271,500
595,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	562,275

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Consumer – continued
$1,805,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	$1,834,331
2,100,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,858,500
3,255,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	2,913,225

		31,509,410

	Non-Captive Diversified – 4.7%
682,000	Ally Financial, Inc., 7.500%, 12/31/2013	720,363
2,275,000	Ally Financial, Inc., 7.500%, 9/15/2020	2,747,062
1,460,000	Ally Financial, Inc., 8.000%, 12/31/2018	1,708,200
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,451,122
5,195,000	Ally Financial, Inc., 8.300%, 2/12/2015	5,785,931
1,630,000	General Electric Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	1,830,822
35,000	General Electric Capital Corp., 5.625%, 5/01/2018	41,564
2,390,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	2,076,222
1,345,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	1,215,861
5,360,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	4,751,444
1,145,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	1,239,943
9,210,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	8,120,001
295,000	International Lease Finance Corp., 5.875%, 4/01/2019	310,930
3,045,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,225,301
6,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	6,475,200
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,689,800
635,000	International Lease Finance Corp., 8.250%, 12/15/2020	757,238
790,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	809,750
225,000	iStar Financial, Inc., 5.850%, 3/15/2017	220,500
1,410,000	iStar Financial, Inc., 5.875%, 3/15/2016	1,410,000
30,000	iStar Financial, Inc., 6.050%, 4/15/2015	30,150
1,505,000	iStar Financial, Inc., 7.125%, 2/15/2018	1,533,219
481,000	iStar Financial, Inc., 8.625%, 6/01/2013	493,626

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$195,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	$199,388
1,245,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	1,271,456
1,525,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	1,566,937

		55,682,030

	Oil Field Services – 0.1%
235,000	Parker Drilling Co., 9.125%, 4/01/2018	250,863
775,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	778,875

		1,029,738

	Packaging – 0.2%
2,000,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	2,305,000

	Paper – 1.5%
2,015,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	2,638,254
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,943,309
6,043,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	8,264,219
1,045,000	Westvaco Corp., 7.950%, 2/15/2031	1,365,734
1,080,000	Westvaco Corp., 8.200%, 1/15/2030	1,424,988

		17,636,504

	Pharmaceuticals – 0.4%
860,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	922,350
3,305,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	3,544,613

		4,466,963

	Pipelines – 1.4%
575,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	657,544
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	291,488
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,705,580
300,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	385,688
1,300,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,436,698
755,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	792,750
5,890,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	6,773,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pipelines – continued
$250,000	NiSource Finance Corp., 5.250%, 9/15/2017	$285,953
1,785,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,104,927
2,705,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	2,434,500

		16,868,628

	Property & Casualty Insurance – 1.2%
80,000	Axis Capital Holdings Ltd., 5.750%, 12/01/2014	85,798
3,565,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	3,996,914
2,645,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	3,135,563
1,630,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	277,100
1,425,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	1,433,949
2,140,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	2,337,222
1,430,000	XL Group PLC, 6.250%, 5/15/2027	1,698,285
1,135,000	XL Group PLC, 6.375%, 11/15/2024	1,364,248

		14,329,079

	Property Trust – 0.3%
2,960,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	3,666,943

	Railroads – 0.0%
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	430,000

	REITs - Apartments – 0.2%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,720,693
70,000	ERP Operating LP, 5.125%, 3/15/2016	78,068

		1,798,761

	REITs - Diversified – 0.0%
210,000	Duke Realty LP, 5.950%, 2/15/2017	240,061

	REITs - Office Property – 0.4%
3,485,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	3,930,373
475,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	573,116

		4,503,489

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Regional Malls – 0.1%
$200,000	Simon Property Group LP, 5.875%, 3/01/2017	$236,799
290,000	Simon Property Group LP, 6.100%, 5/01/2016	334,531

		571,330

	REITs - Single Tenant – 0.1%
185,000	Realty Income Corp., 5.750%, 1/15/2021	217,198
815,000	Realty Income Corp., 6.750%, 8/15/2019	1,008,898

		1,226,096

	REITs - Warehouse/Industrials – 0.0%
100,000	ProLogis LP, 5.625%, 11/15/2015	110,339
80,000	ProLogis LP, 5.750%, 4/01/2016	89,160

		199,499

	Retailers – 0.6%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,078,812
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,235,245
1,079,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	809,250
575,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	495,938
70,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	58,450
3,505,000	Toys R Us, Inc., 7.375%, 10/15/2018	3,189,550

		6,867,245

	Sovereigns – 1.7%
1,787,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	252,001
10,850,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	6,451,710
14,885,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	9,578,016
359,880,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	2,042,212
212,600,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	1,164,244
83,020,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	509,821

		19,998,004

	Supermarkets – 0.6%
125,000	American Stores Co., 7.900%, 5/01/2017	118,438
25,000	American Stores Co., 8.000%, 6/01/2026	21,688

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – continued
$6,955,000	New Albertson’s, Inc., 7.450%, 8/01/2029	$3,894,800
1,470,000	New Albertson’s, Inc., 7.750%, 6/15/2026	826,875
2,840,000	New Albertson’s, Inc., 8.000%, 5/01/2031	1,597,500
205,000	New Albertson’s, Inc., 8.700%, 5/01/2030	118,900
1,745,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	929,212

		7,507,413

	Supranational – 3.0%
7,000,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	779,642
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	18,153,108
17,000,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	13,995,291
5,580,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	2,661,231

		35,589,272

	Technology – 0.8%
980,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	744,800
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	60,200
2,675,000	Amkor Technology, Inc., 6.375%, 10/01/2022, 144A	2,634,875
1,645,000	Avnet, Inc., 6.000%, 9/01/2015	1,794,450
130,000	Avnet, Inc., 6.625%, 9/15/2016	147,032
450,000	Corning, Inc., 6.850%, 3/01/2029	552,051
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,496,240
81,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	81,709
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	190,537
868,500	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	1,122,337

		8,824,231

	Tobacco – 0.4%
3,320,000	Reynolds American, Inc., 6.750%, 6/15/2017	4,009,292
395,000	Reynolds American, Inc., 7.250%, 6/15/2037	517,976

		4,527,268

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Transportation Services – 0.3%
$2,500,000		APL Ltd., 8.000%, 1/15/2024(c)	$2,312,500
607,506		Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	571,056
652,389		Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	567,578
208,552		Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017	202,296

			3,653,430

		Treasuries – 15.3%
8,525,000		Canadian Government, 1.750%, 3/01/2013, (CAD)	8,581,222
16,935,000		Canadian Government, 2.250%, 8/01/2014, (CAD)	17,321,984
29,780,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	30,886,833
13,195,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	13,927,643
2,860,000		Canadian Government, 3.500%, 6/01/2013, (CAD)	2,904,336
7,385,000		Canadian Government, 3.750%, 6/01/2019, (CAD)	8,416,985
9,615,000		Canadian Government, 4.250%, 6/01/2018, (CAD)	11,077,984
33,387,000,000		Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	4,729,269
7,050,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	9,677,135
3,100,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	4,091,733
450,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	609,067
6,710,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	9,002,096
205,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	270,351
205,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	279,302
200,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	287,167
117,500	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	1,099,559
56,415,000		Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	11,307,149
9,425,000		Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	1,832,697
27,350,000		Norwegian Government Bond, 6.500%, 5/15/2013, (NOK)	5,004,537
1,275,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	1,369,441
250,000		Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	218,161

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
375,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	$439,296
1,325,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	1,479,861
35,000,000	U.S. Treasury Note, 0.250%, 5/31/2014	35,016,415

		179,830,223

	Wireless – 0.9%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	5,749,147
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,732,080
1,020,000	Sprint Capital Corp., 6.900%, 5/01/2019	1,111,800
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	366,750
898,000	Sprint Nextel Corp., 6.000%, 12/01/2016	976,575

		10,936,352

	Wirelines – 3.1%
355,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	188,150
195,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	243,273
690,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	922,340
600,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	731,575
3,880,000	CenturyLink, Inc., 6.450%, 6/15/2021	4,287,396
200,000	Embarq Corp., 7.995%, 6/01/2036	220,904
560,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	585,200
1,960,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	2,175,600
140,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	156,450
200,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	233,209
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	1,073,959
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	2,251,905
550,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	736,166
3,305,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	3,748,577
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	7,343,473
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	383,614

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	$811,719
790,000	Qwest Corp., 6.875%, 9/15/2033	793,950
1,780,000	Qwest Corp., 7.200%, 11/10/2026	1,789,790
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,413,640
1,480,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,446,700
1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,405,462
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,232,906
1,300,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	2,206,283

		36,382,241

	Total Non-Convertible Bonds (Identified Cost $811,384,235)	926,339,423

Convertible Bonds – 7.0%
	Airlines – 0.0%
470,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	449,522

	Automotive – 0.4%
135,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(e)	100,997
2,925,000	Ford Motor Co., 4.250%, 11/15/2016	4,636,125

		4,737,122

	Brokerage – 0.0%
550,000	Jefferies Group, Inc., 3.875%, 11/01/2029	544,844

	Diversified Manufacturing – 0.5%
5,310,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	5,253,581
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	570,244

		5,823,825

	Electric – 0.1%
500,000	CMS Energy Corp., 5.500%, 6/15/2029	886,875

	Healthcare – 0.2%
210,000	Hologic, Inc., (accretes to principal after 3/1/2018), 2.000%, 3/01/2042(e)	208,294
1,270,000	Omnicare, Inc., 3.750%, 12/15/2025	1,871,662

		2,079,956

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Independent Energy – 0.5%
$1,565,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	$1,263,738
3,660,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,294,000
1,365,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	1,305,281

		5,863,019

	Life Insurance – 1.6%
18,045,000	Old Republic International Corp., 3.750%, 3/15/2018	18,778,078

	Media Non-Cable – 0.0%
340,504	Liberty Media LLC, 3.500%, 1/15/2031	161,952

	Metals & Mining – 0.2%
235,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	255,709
1,540,000	United States Steel Corp., 4.000%, 5/15/2014	1,660,313

		1,916,022

	Non-Captive Diversified – 0.1%
835,000	iStar Financial, Inc., 3.000%, 11/15/2016	850,656

	Pharmaceuticals – 0.1%
1,370,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	1,540,394

	Technology – 2.8%
3,600,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	3,613,500
5,195,000	Ciena Corp., 0.875%, 6/15/2017	4,477,441
3,455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	3,889,034
1,783,000	Intel Corp., 2.950%, 12/15/2035	1,848,748
7,000,000	Intel Corp., 3.250%, 8/01/2039	8,203,125
535,000	Micron Technology, Inc., 1.875%, 6/01/2014	530,319
7,200,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	6,579,000
2,565,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	2,472,019
960,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032, 144A	934,800

		32,547,986

	Wirelines – 0.5%
3,040,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	3,615,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Wirelines – continued
$1,990,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	$2,366,856

		5,982,556

	Total Convertible Bonds (Identified Cost $75,754,551)	82,162,807

Municipals – 0.6%
	Michigan – 0.1%
2,340,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	1,959,142

	Virginia – 0.5%
7,725,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	5,496,878

	Total Municipals (Identified Cost $10,046,061)	7,456,020

	Total Bonds and Notes (Identified Cost $897,184,847)	1,015,958,250

Senior Loans – 0.0%
	Media Non-Cable – 0.0%
464,192	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015 (b) (Identified Cost $460,555)	332,093

Shares
Preferred Stocks – 3.1%
Convertible Preferred Stocks – 2.4%
	Automotive – 1.1%
258,280	General Motors Co., Series B, 4.750%	11,397,896
40,805	Goodyear Tire & Rubber Co. (The), 5.875%	1,926,404

		13,324,300

	Banking – 0.3%
2,844	Bank of America Corp., Series L, 7.250%	3,227,940

	Construction Machinery – 0.1%
19,095	United Rentals Trust I, 6.500%	1,143,909

	Electric – 0.1%
12,092	AES Trust III, 6.750%	600,368

	Independent Energy – 0.1%
775	Chesapeake Energy Corp., 4.500%	62,271

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Independent Energy – continued
6,337	SandRidge Energy, Inc., 7.000%	$650,335

		712,606

	Pipelines – 0.4%
96,065	El Paso Energy Capital Trust I, 4.750%	5,302,788

	REITs - Healthcare – 0.0%
7,400	Health Care REIT, Inc., Series I, 6.500%	423,206

	Technology – 0.3%
3,875	Lucent Technologies Capital Trust I, 7.750%	3,214,971

	Total Convertible Preferred Stocks (Identified Cost $24,880,905)	27,950,088

Non-Convertible Preferred Stocks – 0.7%
	Banking – 0.1%
5,000	Bank of America Corp., 6.375%	124,150
20,975	Countrywide Capital IV, 6.750%	520,599

		644,749

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	8,508
2,876	Entergy New Orleans, Inc., 4.750%	280,410
12	MDU Resources Group, Inc., 5.100%	1,199
4,670	Union Electric Co., 4.500%	438,980

		729,097

	Government Sponsored – 0.2%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(e)	3,142,500

	Independent Energy – 0.0%
1,650	Chesapeake Energy Corp., 5.000%	124,410

	Non-Captive Consumer – 0.1%
25,100	SLM Corp., Series A, 6.970%	1,210,322

	Non-Captive Diversified – 0.2%
2,571	Ally Financial, Inc., Series G, 7.000%, 144A	2,525,124

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Total Non-Convertible Preferred Stocks (Identified Cost $6,564,405)	$8,376,202

	Total Preferred Stocks (Identified Cost $31,445,310)	36,326,290

Common Stocks – 5.0%
	Biotechnology – 0.4%
127,420	Vertex Pharmaceuticals, Inc.(f)	5,343,995

	Chemicals – 0.7%
62,529	PPG Industries, Inc.	8,463,300

	Containers & Packaging – 0.1%
35,353	Owens-Illinois, Inc.(f)	751,958
187	Rock-Tenn Co., Class A	13,073

		765,031

	Diversified Telecommunication Services – 0.3%
8,050	Hawaiian Telcom Holdco, Inc.(f)	156,975
241,163	Telefonica S.A., Sponsored ADR	3,253,289

		3,410,264

	Electronic Equipment, Instruments & Components – 0.2%
205,167	Corning, Inc.	2,589,208

	Independent Power Producers & Energy Traders – 0.1%
32,862	Dynegy, Inc.(f)	628,650

	Oil, Gas & Consumable Fuels – 0.8%
54,259	Chesapeake Energy Corp.	901,785
172,008	Repsol YPF S.A., Sponsored ADR	3,594,967
70,051	Royal Dutch Shell PLC, ADR	4,830,016

		9,326,768

	Pharmaceuticals – 1.0%
160,000	Bristol-Myers Squibb Co.	5,214,400
107,459	Valeant Pharmaceuticals International, Inc.(f)	6,422,824

		11,637,224

	Semiconductors & Semiconductor Equipment – 1.4%
822,858	Intel Corp.	16,975,561

	Total Common Stocks (Identified Cost $48,886,088)	59,140,001

Principal Amount (‡)
Short-Term Investments – 3.9%
$45,540,339	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $45,540,364 on 1/02/2013 collateralized by $46,335,000 Federal National Mortgage Association, 0.700% due 2/22/2016 valued at $46,451,224 including accrued interest(g) (Identified Cost $45,540,339)	45,540,339

Description	Value (†)
Total Investments – 98.5% (Identified Cost $1,023,517,139)(a)	$1,157,296,973
Other assets less liabilities – 1.5%	17,367,239

Net Assets – 100.0%	$1,174,664,212

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at their most recent settlement price.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $1,026,092,193 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$150,886,654
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(19,681,874)

Net unrealized appreciation	$131,204,780

(b)	Variable rate security. Rate as of December 31, 2012 is disclosed.
(c)	Illiquid security. At December 31, 2012, the value of these securities amounted to $27,050,604 or 2.3% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(f)	Non-income producing security.
(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of Rule 144A holdings amounted to $158,497,633 or 13.5% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Captive Consumer	$756,536	$30,752,874	$—	$31,509,410
All Other Non-Convertible Bonds*	—	894,830,013	—	894,830,013

Total Non-Convertible Bonds	756,536	925,582,887	—	926,339,423

Convertible Bonds*	—	82,162,807	—	82,162,807
Municipals*	—	7,456,020	—	7,456,020

Total Bonds and Notes	756,536	1,015,201,714	—	1,015,958,250

Senior Loans*	—	332,093	—	332,093
Preferred Stocks
Convertible Preferred Stocks
Construction Machinery	—	1,143,909	—	1,143,909
Independent Energy	62,271	650,335	—	712,606
All Other Convertible Preferred Stocks*	26,093,573	—	—	26,093,573

Total Convertible Preferred Stocks	26,155,844	1,794,244	—	27,950,088

Non-Convertible Preferred Stocks
Electric	438,980	290,117	—	729,097
Government Sponsored	—	3,142,500	—	3,142,500
Non-Captive Diversified	—	2,525,124	—	2,525,124
All Other Non-Convertible Preferred Stocks*	1,979,481	—	—	1,979,481

Total Non-Convertible Preferred Stocks	2,418,461	5,957,741	—	8,376,202

Total Preferred Stocks	28,574,305	7,751,985	—	36,326,290

Common Stocks*	59,140,001	—	—	59,140,001
Short-Term Investments	—	45,540,339	—	45,540,339

Total	$88,470,842	$1,068,826,131	$—	$1,157,296,973

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2012
Bonds and Notes
Non-Convertible Bonds
Banking	$12,059,081	$—	$—	$—	$—	$—	$—	$(12,059,081)	$—	$—
Electric	791,000	—	—	—	—	—	—	(791,000)	—	—
Transportation Services	2,131,250	—	—	—	—	—	—	(2,313,250)	—	—

Total	$14,981,331	$—	$—	$—	$—	$—	$—	$(14,981,331)	$—	$—

A debt security valued at $2,131,250 was transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at December 31, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $791,000 were transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at December 31, 2012, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $12,059,081 was transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies but was misclassified as Level 3; at December 31, 2012, this security was valued using the same method and was appropriately classified as Level 2.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2012 (Unaudited)

Treasuries	15.3%
Banking	11.6
Non-Captive Diversified	5.0
Local Authorities	4.5
Life Insurance	4.5
Electric	4.3
Technology	3.9
Automotive	3.7
Wirelines	3.6
Supranational	3.0
Non-Captive Consumer	2.8
Healthcare	2.6
Independent Energy	2.4
Metals & Mining	2.0
Other Investments, less than 2% each	25.4
Short-Term Investments	3.9

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

Currency Exposure Summary at December 31, 2012 (Unaudited)

United States Dollar	68.4%
Canadian Dollar	11.4
Euro	4.2
New Zealand Dollar	4.0
Australian Dollar	2.6
Other, less than 2% each	7.9

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.5% of Net Assets
Non-Convertible Bonds – 96.3%
	Australia – 2.1%
$2,370,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A	$2,459,190
15,535,223	Australia Government Bond, 3.000%, 9/20/2025, (AUD)(b)	20,423,904
6,440,890	New South Wales Treasury Corp., 2.750%, 11/20/2025, (AUD)	7,565,318
5,858,700	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	6,799,403
6,600,000	SMART Trust/Australia, Series 2012-1USA, Class A3A, 1.500%, 5/14/2016, 144A	6,655,440
4,700,000	SMART Trust/Australia, Series 2012-1USA, Class A4A, 2.010%, 12/14/2017, 144A	4,808,570
7,600,000	Westpac Banking Corp., 2.450%, 11/28/2016, 144A	8,010,400

		56,722,225

	Belgium – 3.0%
55,130,000	Belgium Government Bond, 3.500%, 6/28/2017, (EUR)(b)	81,573,923

	Brazil – 2.4%
4,800,000	Banco BTG Pactual S.A., 5.750%, 9/28/2022, 144A	4,920,000
5,000,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	5,287,500
10,578,340	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	5,471,841
5,400,000	Itau Unibanco Holding S.A., 5.650%, 3/19/2022, 144A	5,676,750
4,087,000	Itau Unibanco Holding S.A., 6.200%, 12/21/2021, 144A	4,516,135
1,000,000	Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A	862,500
6,299,450	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	7,071,133
12,535,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	6,428,205
5,400,000	Petrobras International Finance Co., EMTN, 6.250%, 12/14/2026, (GBP)	10,055,465
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	4,162,393
3,300,000	Telemar Norte Leste S.A., 5.125%, 12/15/2017, 144A, (EUR)	4,701,038
3,600,000	Vale Overseas Ltd., 6.875%, 11/21/2036	4,462,488

		63,615,448

	Canada – 7.3%
4,033,000	Bell Aliant Regional Communications, 5.410%, 9/26/2016, (CAD)	4,431,759

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Canada – continued
82,289,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(b)	$86,858,037
4,734,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	4,854,884
3,100,000	Master Credit Card Trust, Series 2012-2A, Class C, 1.970%, 4/21/2017, 144A	3,099,380
11,300,000	Province of Alberta Canada, 1.000%, 6/21/2017, 144A	11,411,870
10,025,000	Province of British Columbia Canada, 1.200%, 4/25/2017	10,205,019
16,500,000	Province of Manitoba Canada, 1.750%, 5/30/2019(b)	16,784,807
6,086,000	Province of Ontario, EMTN, 4.000%, 12/03/2019, (EUR)	9,484,952
696,000,000	Province of Quebec Canada, 1.600%, 5/09/2013, (JPY)	8,065,920
9,992,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	14,474,541
11,944,000	Province of Quebec Canada, Series 169, EMTN, 3.625%, 2/10/2015, (EUR)(b)	16,875,194
1,408,000	Shaw Communications, Inc., 6.500%, 6/02/2014, (CAD)	1,498,946
8,629,000	Shaw Communications, Inc., 6.750%, 11/09/2039, (CAD)	9,601,291

		197,646,600

	Czech Republic – 0.4%
10,600,000	CEZ AS, 4.250%, 4/03/2022, 144A	11,346,664

	Denmark – 0.2%
3,179,000	TDC A/S, EMTN, 4.375%, 2/23/2018, (EUR)	4,770,153

	France – 0.9%
2,370,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	4,417,709
3,135,000	BNP Paribas SA, EMTN, 5.750%, 1/24/2022, (GBP)	5,634,244
6,600,000	Danone S.A., 3.000%, 6/15/2022, 144A	6,781,665
140,000	Lafarge S.A., EMTN, 4.750%, 3/23/2020, (EUR)	194,033
6,676,000	Pernod-Ricard S.A., 4.450%, 1/15/2022, 144A	7,383,502

		24,411,153

	Germany – 8.5%
86,424,209	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)(b)	133,276,468
8,825,000	Bundesrepublik Deutschland, 3.750%, 1/04/2017, (EUR)	13,313,495
14,250,000	Bundesrepublik Deutschland, 4.000%, 1/04/2037, (EUR)(b)	25,561,198

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Germany – continued
28,320,000	Bundesrepublik Deutschland, 4.250%, 7/04/2017, (EUR)	$44,093,925
1,035,000,000	Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037, (JPY)	13,261,882

		229,506,968

	India – 0.1%
2,225,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	2,244,469

	Italy – 2.9%
2,300,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)	3,426,277
2,300,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	2,956,271
17,770,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	20,382,781
20,900,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(b)	28,975,700
15,177,000	Republic of Italy, 6.875%, 9/27/2023(b)	17,625,885
3,749,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	3,777,117
915,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	955,260

		78,099,291

	Japan – 13.1%
360,000,000	Development Bank of Japan, 1.750%, 3/17/2017, (JPY)	4,430,699
4,390,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	4,916,800
2,816,000,000	Japan Finance Organization for Municipal Enterprises, 1.350%, 11/26/2013, (JPY)	32,849,996
7,918,500,000	Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)	92,198,175
1,923,550,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)	23,327,410
12,336,100,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)	151,204,974
1,540,000,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)	19,562,115
2,066,450,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)	25,577,778

		354,067,947

	Korea – 1.9%
440,500,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	11,350,820
9,810,000	Hana Bank, 4.000%, 11/03/2016, 144A	10,543,101
11,908,823	Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.209%, 9/20/2016, 144A(c)	11,933,832
3,088,000	Hyundai Steel Co., 4.625%, 4/21/2016, 144A	3,311,142

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Korea – continued
$8,538,000		Korea Finance Corp., 4.625%, 11/16/2021	$9,649,494
5,000,000		Korea National Oil Corp., 3.125%, 4/03/2017, 144A	5,245,510

			52,033,899

		Latvia – 0.3%
7,500,000		Republic of Latvia, 5.250%, 2/22/2017, 144A	8,407,500

		Luxembourg – 0.5%
12,925,000		ArcelorMittal, 6.000%, 3/01/2021	12,887,944

		Malaysia – 1.2%
95,000,000		Malaysia Government Bond, 3.314%, 10/31/2017, (MYR)	31,148,319

		Mexico – 3.5%
26,460,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	2,101,138
3,134,000		Corporacion GEO SAB de CV, 9.250%, 6/30/2020, 144A	3,369,050
7,630,000		Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	7,725,375
3,622,486	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	30,286,094
1,000,065	(††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	9,052,815
1,247,129	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	11,670,564
2,968,403	(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)(b)	29,019,703

			93,224,739

		Namibia – 0.1%
3,588,000		Namibia International Bonds, 5.500%, 11/03/2021, 144A	4,018,560

		Netherlands – 0.6%
5,400,000		ABN Amro Bank N.V., 4.250%, 2/02/2017, 144A	5,889,861
681,000		EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	925,628
2,900,000		EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	5,149,019
3,200,000		Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,098,710
300,000		Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	443,766

			15,506,984

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	New Zealand – 0.9%
24,516,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)(b)	$24,083,165

	Norway – 3.0%
3,625,000	Eksportfinans ASA, 2.000%, 9/15/2015	3,469,727
32,562,000	Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	6,526,338
202,670,000	Norwegian Government Bond, 4.500%, 5/22/2019, (NOK)(b)	42,518,308
68,920,000	Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	13,401,538
81,080,000	Norwegian Government Bond, 6.500%, 5/15/2013, (NOK)	14,836,119

		80,752,030

	Philippines – 0.4%
359,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	10,491,324

	Poland – 1.4%
81,455,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)(b)	27,951,001
5,360,000	Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	6,103,362
4,145,000	Poland Government International Bond, 3.000%, 3/17/2023	4,134,637

		38,189,000

	Singapore – 1.0%
20,163,000	Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	16,559,360
4,919,000	Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	4,067,539
8,565,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)	7,616,697

		28,243,596

	South Africa – 0.3%
5,361,000	Edcon Proprietary Ltd., 3.433%, 6/15/2014, 144A, (EUR)(c)	6,793,206

	Spain – 1.5%
27,165,000	Spain Government Bond, 4.300%, 10/31/2019, (EUR)	35,085,549
3,111,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	3,359,880
1,817,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	2,883,201

		41,328,630

	Supranationals – 0.7%
15,870,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)(b)	19,390,289

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Sweden – 1.7%
$5,800,000	Nordea Bank AB, 4.250%, 9/21/2022, 144A	$5,973,954
236,930,000	Sweden Government Bond, 4.500%, 8/12/2015, (SEK)	39,851,049

		45,825,003

	Thailand – 0.5%
391,075,000	Thailand Government Bond, 3.250%, 6/16/2017, (THB)	12,862,775

	Turkey – 0.4%
7,450,000	Akbank TAS, 3.875%, 10/24/2017, 144A	7,660,984
3,600,000	Turkiye Is Bankasi, 3.875%, 11/07/2017, 144A	3,666,600

		11,327,584

	United Arab Emirates – 0.8%
9,540,000	DP World Ltd., 6.850%, 7/02/2037, 144A	11,173,725
5,359,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	5,921,695
4,996,000	IPIC GMTN Ltd., MTN, 5.000%, 11/15/2020, 144A	5,680,452

		22,775,872

	United Kingdom – 6.5%
8,629,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	9,547,022
4,078,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	7,052,980
5,800,000	BG Energy Capital PLC, 4.000%, 10/15/2021, 144A	6,392,580
6,449,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	12,416,708
3,906,000	HSBC Bank PLC, 4.125%, 8/12/2020, 144A	4,347,218
4,360,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	4,817,669
4,595,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	4,849,940
12,640,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)(b)	21,407,755
14,501,209	United Kingdom Treasury, 4.000%, 3/07/2022, (GBP)	28,244,229
8,065,917	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	16,043,705
12,693,827	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)(b)	25,464,032
15,945,599	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)(b)	34,191,472

		174,775,310

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – 27.2%
$3,394,088	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	$3,652,378
5,550,000	American International Group, Inc., 4.875%, 6/01/2022	6,335,997
4,164,369	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 9/15/2019, 144A	4,164,848
5,137,000	Avnet, Inc., 5.875%, 6/15/2020	5,598,082
13,640,000	Bank of America Corp., 5.625%, 7/01/2020	16,171,952
725,167	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	820,840
4,544,445	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 8/15/2017, 144A	4,543,782
5,804,000	Cameron International Corp., 5.950%, 6/01/2041	7,250,188
7,267,000	Capital One Financial Corp., 4.750%, 7/15/2021	8,380,028
5,750,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.699%, 8/17/2017, (EUR)(c)	7,396,824
3,200,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.699%, 8/17/2017, (EUR)(c)	4,116,494
10,194,020	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	10,242,683
6,040,000	CIT Group, Inc., 4.250%, 8/15/2017	6,219,642
9,901,000	Citigroup, Inc., 5.500%, 2/15/2017	10,975,585
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018, 144A	5,339,750
454,137	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	483,656
181,095	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	192,413
3,250,052	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	3,619,583
6,975,000	Corning, Inc., 4.700%, 3/15/2037	7,216,628
5,000,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	5,001,395
3,542,463	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, 5.676%, 3/15/2039(c)	3,996,692
5,722,000	Crown Castle Towers LLC, 4.523%, 1/15/2035, 144A	6,032,733
3,089,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,720,648
5,141,030	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	5,738,418
5,350,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	5,456,149
6,000,000	Enterprise Fleet Financing LLC, Series 2012-1, Class A2, 1.140%, 11/20/2017, 144A	6,031,686
34,385,000	FNMA (TBA), 2.500%, 1/01/2028	35,953,816

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$5,575,000	FNMA (TBA), 3.000%, 1/01/2028	$5,884,239
47,120,000	FNMA (TBA), 3.000%, 1/01/2043	49,372,925
83,450,000	FNMA (TBA), 3.500%, 1/01/2043	88,968,782
5,000,000	Ford Motor Credit Co. LLC, 2.750%, 5/15/2015	5,102,850
4,723,000	Ford Motor Credit Co. LLC, 4.207%, 4/15/2016	5,037,627
50,000,000	General Electric Capital Corp., EMTN, 4.208%, 12/06/2021, (SEK)	7,837,087
384,077	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	384,341
4,668,785	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	5,503,582
707,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	814,267
8,327,514	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.789%, 8/10/2045(c)	9,600,841
1,095,000	HCA, Inc., 6.375%, 1/15/2015	1,183,969
2,216,000	HCA, Inc., 6.500%, 2/15/2016	2,409,900
577,000	HCA, Inc., 7.690%, 6/15/2025	589,982
567,000	HCA, Inc., MTN, 7.580%, 9/15/2025	574,087
1,700,000	Hertz Vehicle Financing LLC, Series 2010-1A, Class B1, 5.020%, 2/25/2015, 144A	1,746,391
5,177,000	HSBC USA, Inc., 5.000%, 9/27/2020	5,652,678
7,644,000	Hyatt Hotels Corp., 5.375%, 8/15/2021	8,572,134
5,800,000	Hyundai Capital America, 4.000%, 6/08/2017, 144A	6,259,743
4,028,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	4,617,659
5,500,000	International Lease Finance Corp., 5.875%, 8/15/2022	5,825,666
4,201,000	International Paper Co., 6.000%, 11/15/2041	4,974,534
6,454,000	JPMorgan Chase & Co., 4.400%, 7/22/2020	7,285,559
6,245,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	7,064,575
2,880,639	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.171%, 9/26/2035, 144A(c)	2,911,128
3,633,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	3,993,187
2,460,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	2,527,650
4,723,000	MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.509%, 3/19/2018, (EUR)(c)	6,073,081

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$5,250,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	$4,876,730
4,482,579	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.849%, 6/12/2050(c)	5,156,714
2,797,638	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	3,201,846
1,400,000	Morgan Stanley, 5.500%, 7/24/2020	1,575,014
2,000,000	Morgan Stanley, 5.750%, 1/25/2021	2,284,070
1,100,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	1,233,972
2,874,845	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	3,338,201
4,400,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.789%, 8/12/2045, 144A(c)	4,927,006
1,500,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.789%, 8/15/2045, 144A(c)	1,679,661
6,300,000	Motel 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/05/2025, 144A	6,303,937
3,092,784	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 6/15/2017, 144A	3,109,392
4,000,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	4,136,272
6,255,000	Simon Property Group LP, 2.750%, 2/01/2023	6,251,491
9,790,000	Sprint Nextel Corp., 6.000%, 11/15/2022	10,059,225
3,600,869	SVO VOI Mortgage Corp., Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	3,600,286
2,060,000	Time Warner, Inc., 3.400%, 6/15/2022	2,148,743
10,586,896	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	11,062,427
15,000,000	U.S. Treasury Bond, 4.375%, 5/15/2041(b)	19,542,180
5,990,000	U.S. Treasury Note, 0.625%, 2/28/2013(d)	5,995,145
51,955,000	U.S. Treasury Note, 1.500%, 7/31/2016	53,870,841
105,000,000	U.S. Treasury Note, 1.625%, 11/15/2022	103,851,510
1,426,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	1,529,385
1,150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	1,317,606
8,100,000	WEA Finance LLC, 4.625%, 5/10/2021, 144A	9,069,667
2,205,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	3,897,919
1,750,000	Wells Fargo & Co., Series F, EMTN, 4.875%, 11/29/2035, (GBP)	2,862,542
6,272,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	6,850,028

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$6,800,000	World Financial Network Credit Card Master Trust, Series 2012-B, Class A, 1.760%, 5/17/2021	$6,875,113
4,360,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 10/02/2013, variable rate thereafter), 5.750%, 10/02/2023, (EUR)	5,926,939
2,907,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	4,028,488

		735,983,704

	Uruguay – 1.0%
202,168,495	Uruguay Government International Bond, 3.700%, 6/26/2037, (UYU)	11,858,172
258,076,374	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	16,048,448

		27,906,620

	Total Non-Convertible Bonds (Identified Cost $2,460,807,526)	2,601,960,894

Convertible Bonds – 0.2%
	United States – 0.2%
4,882,000	Ciena Corp., 0.875%, 6/15/2017 (Identified Cost $4,067,500)	4,207,674

	Total Bonds and Notes (Identified Cost $2,464,875,026)	2,606,168,568

Shares	Description	Value (†)
Preferred Stocks – 0.3%
	United States – 0.3%
332,593	PNC Financial Services Group, Inc., 5.375% (Identified Cost $8,314,825)	8,298,195

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 7.2%
$17,476,722	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $17,476,731 on 1/02/2013 collateralized by $6,675,000 Federal National Mortgage Association, 0.625% due 2/22/2016 valued at $6,689,949: $10,595,000 U.S. Treasury Note, 2.125% due 12/31/2015 valued at $11,137,994 including accrued interest(e)	17,476,722
50,245,000	U.S. Treasury Bill, 0.130%, 1/10/2013(f)	50,244,648
126,590,000	U.S. Treasury Bill, 0.110%, 3/07/2013(f)	126,582,658

	Total Short-Term Investments (Identified Cost $194,284,946)	194,304,028

	Total Investments – 104.0% (Identified Cost $2,667,474,797)(a)	2,808,770,791
	Other assets less liabilities – (4.0)%	(107,879,022)

	Net Assets – 100.0%	$2,700,891,769

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Credit default swap agreements are valued based on mid prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $2,679,260,636 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$140,845,249
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,335,094)

Net unrealized appreciation	$129,510,155

At September 30, 2012, the Fund had a short-term capital loss carryforward of $17,796,221 of which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or TBA transactions.
(c)	Variable rate security. Rate as of December 31, 2012 is disclosed.
(d)	All or a portion of this security has been pledged as collateral for open forward foreign currency contracts and/or as initial margin for open futures contracts.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of Rule 144A holdings amounted to $387,301,456 or 14.3% of net assets.
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note
MTN	Medium Term Note
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2012, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	2/28/2013	Australian Dollar	29,320,000	$30,321,419	$(192,070)
Sell[2]	3/28/2013	British Pound	13,800,000	22,411,309	(15,703)
Sell[1]	3/07/2013	Canadian Dollar	37,810,000	37,961,112	33,924
Buy[3]	3/21/2013	Malaysian Ringgit	62,652,000	20,378,334	(7,570)
Sell[2]	1/31/2013	New Zealand Dollar	27,310,000	22,529,484	(349,941)
Buy[2]	1/11/2013	Singapore Dollar	12,520,000	10,249,085	64,427
Buy[2]	3/11/2013	South Korean Won	31,476,000,000	29,283,496	395,831
Buy[1]	3/11/2013	South Korean Won	24,975,000,000	23,235,332	316,180
Sell[4]	3/20/2013	Swiss Franc	9,760,000	10,685,918	(119,934)

Total					$125,144

At December 31, 2012, the Fund had the following open forward foreign cross-currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
03/12/2013	Norwegian Krone	140,000,000	Euro[5]	18,958,630	(87,587)
03/04/2013	Japanese Yen	418,950,000	Malaysian Ringgit[1]	15,000,000	46,567
04/04/2013	Japanese Yen	1,687,948,800	Singapore Dollar[2]	24,000,000	148,568
02/28/2013	Japanese Yen	2,381,519,409	South Korean Won[1]	30,000,000,000	426,232
02/04/2013	Japanese Yen	1,406,500,000	Thai Baht[1]	500,000,000	76,815

Total					$610,595

[1]	Counterparty is Credit Suisse International.
[2]	Counterparty is Barclays Bank PLC.
[3]	Counterparty is JP Morgan Chase Bank, N.A.
[4]	Counterparty is UBS AG.
[5]	Counterparty is Deutsche Bank AG.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2012, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	3/19/2013	93	$15,121,219	$(301,694)

At December 31, 2012, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/28/2013	444	$55,239,844	$33,875
10 Year U.S. Treasury Note	3/19/2013	288	38,241,000	125,473
30 Year U.S. Treasury Bond	3/19/2013	175	25,812,500	359,250

Total				$518,598

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Australia	$—	$28,733,003	$27,989,222	$56,722,225
Canada	—	192,791,716	4,854,884	197,646,600
United States	—	725,741,021	10,242,683	735,983,704
All Other Non-Convertible Bonds*	—	1,611,608,365	—	1,611,608,365

Total Non-Convertible Bonds	—	2,558,874,105	43,086,789	2,601,960,894

Convertible Bonds*	—	4,207,674	—	4,207,674

Total Bonds and Notes	—	2,563,081,779	43,086,789	2,606,168,568

Preferred Stocks*	8,298,195	—	—	8,298,195
Short-Term Investments	—	194,304,028	—	194,304,028

Total Investments	8,298,195	2,757,385,807	43,086,789	2,808,770,791

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,508,544	—	1,508,544
Futures Contracts (unrealized appreciation)	518,598	—	—	518,598

Total	$8,816,793	$2,758,894,351	$43,086,789	$2,810,797,933

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(772,805)	$—	$(772,805)
Futures Contracts (unrealized depreciation)	(301,694)	—	—	(301,694)

Total	$(301,694)	$(772,805)	$—	$(1,074,499)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2012
Bonds and Notes
Non-Convertible Bonds
Australia	$28,397,706	$54,833	$—	$(463,317)	$—	$—	$—	$—	$27,989,222	$(463,317)
Canada	4,873,164	—	—	(18,280)	—	—	—	—	4,854,884	(18,280)
United States	5,002,750	—	15	50,060	10,298,588	(105,980)	—	(5,002,750)	10,242,683	50,060

Total	$38,273,620	$54,833	$15	$(431,537)	$10,298,588	$(105,980)	$—	$(5,002,750)	$43,086,789	$(431,537)

A debt security valued at $5,002,750 was transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at December 31, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2012, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage their duration without having to buy or sell portfolio securities. During the period ended December 31, 2012, the Fund used futures contracts to manage duration.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of December 31, 2012, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Deutsche Bank AG	$(87,587)	$102,088
JP Morgan Chase Bank, N.A.	(7,570)	—
UBS AG	(119,934)	113,097

Derivatives are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk with respect to forward foreign currency contracts by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to these derivative contracts to one net amount payable by either the Fund or the counterparty.

As of December 31, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties as initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $3,902,115 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $3,334,401. These amounts do not take into account the value of U.S. government and agency securities received as collateral by the Fund in the amount of $629,483.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral.

Collateral for forward foreign currency contracts is posted based on the requirements established under International Swaps and Derivatives Association (“ISDA”) agreements negotiated between the Fund and the derivative counterparties. This risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for the Fund, as of December 31, 2012:

Asset Derivatives	Interest Rate Contracts	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$—	$1,508,544
Futures (unrealized appreciation)	518,598	—

Liability Derivatives	Interest Rate Contracts	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$—	$(772,805)
Futures (unrealized depreciation)	(301,694)	—

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at December 31, 2012 (Unaudited)

Treasuries	53.4%
Mortgage Related	6.6
Banking	6.5
Local Authorities	3.6
Sovereigns	2.6
Government Owned—No Guarantee	2.4
ABS Car Loan	2.4
Commercial Mortgage-Backed Securities	2.1
Other Investments, less than 2% each	17.2
Short-Term Investments	7.2

Total Investments	104.0
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	(4.0)

Net Assets	100.0%

Currency Exposure Summary at December 31, 2012 (Unaudited)

United States Dollar	44.9%
Euro	17.6
Japanese Yen	13.7
British Pound	6.8
Canadian Dollar	4.1
Mexican Peso	3.1
Norwegian Krone	2.9
Other, less than 2% each	10.9

Total Investments	104.0
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	(4.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 88.9% of Net Assets
Non-Convertible Bonds – 76.2%
	ABS Home Equity – 3.6%
$144,871	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.420%, 5/25/2035(b)	$103,830
80,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	68,276
311,300	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.733%, 4/25/2035(b)	173,166
181,374	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-13, Class A3, 5.500%, 6/25/2035	182,133
155,333	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3, 0.550%, 3/25/2035(b)	97,709
177,843	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 3.415%, 6/19/2035(b)	175,176
166,366	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.580%, 7/19/2035(b)	152,188
202,359	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.710%, 1/25/2036(b)	134,128
211,183	Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.500%, 9/25/2037	176,105
78,117	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.330%, 7/25/2037(b)(c)	38,820
261,453	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.370%, 1/25/2047(b)	172,355
225,000	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.710%, 7/25/2035(b)	202,985
195,935	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036	144,698
159,691	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	160,514
182,415	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.538%, 9/25/2046(b)	157,977
233,814	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.120%, 8/25/2046(b)	126,395
238,970	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1, Class A1, 0.450%, 1/25/2047(b)	128,345
19,273	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.617%, 3/25/2035(b)	19,209
64,182	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.698%, 4/25/2035(b)	64,844

		2,478,853

	ABS Other – 0.3%
27,487	Diamond Resorts Owner Trust, Series 2009-1, Class B, 12.000%, 3/20/2026, 144A	28,989
181,801	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	187,472

		216,461

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – 2.1%
$885,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	$900,488
200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	172,535
400,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	371,560

		1,444,583

	Airlines – 2.6%
110,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018, 144A	110,825
25,678	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	26,448
26,779	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	27,180
77,123	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	81,072
72,849	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	75,851
4,621	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	4,921
25,928	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	27,548
177,424	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	198,041
494,133	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	540,434
279,552	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	302,251
400,000	US Airways Pass Through Trust, Series 2012-1, Class C, 9.125%, 10/01/2015	412,500

		1,807,071

	Automotive – 1.0%
165,000	Ford Motor Co., 6.625%, 2/15/2028	184,345
35,000	Ford Motor Co., 7.125%, 11/15/2025	40,425
110,000	Ford Motor Co., 7.500%, 8/01/2026	130,625
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	322,400

		677,795

	Banking – 1.3%
50,000	HBOS PLC, 6.000%, 11/01/2033, 144A	45,184
435,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	468,169
405,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	407,613

		920,966

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – 1.0%
$140,000	Jefferies Group, Inc., 6.250%, 1/15/2036	$144,900
515,000	Jefferies Group, Inc., 6.450%, 6/08/2027	548,475
20,000	Jefferies Group, Inc., 6.875%, 4/15/2021	22,400

		715,775

	Building Materials – 1.8%
145,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	155,150
295,000	Ply Gem Industries, Inc., 8.250%, 2/15/2018	318,600
720,000	USG Corp., 6.300%, 11/15/2016	745,200
30,000	USG Corp., 9.750%, 1/15/2018	33,975

		1,252,925

	Chemicals – 2.3%
675,000	Hercules, Inc., 6.500%, 6/30/2029	607,500
15,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	13,687
235,000	JM Huber Corp., 9.875%, 11/01/2019, 144A	260,850
110,000	Koppers, Inc., 7.875%, 12/01/2019	121,000
590,000	Tronox Finance LLC, 6.375%, 8/15/2020, 144A	595,900

		1,598,937

	Collateralized Mortgage Obligations – 0.2%
120,919	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.027%, 9/25/2045(b)	114,828

	Commercial Mortgage-Backed Securities – 0.8%
90,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.789%, 8/10/2045(b)	87,122
250,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.575%, 4/12/2049(b)	264,311
170,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM, 5.603%, 10/15/2048	186,196

		537,629

	Construction Machinery – 0.8%
200,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 2/01/2021	225,500
95,000	UR Financing Escrow Corp., 7.625%, 4/15/2022, 144A	106,162
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A	189,500

		521,162

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – 0.5%
$100,000	ServiceMaster Co. (The), 7.000%, 8/15/2020, 144A	$100,250
40,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	32,400
225,000	ServiceMaster Co. (The), 8.000%, 2/15/2020	234,563

		367,213

	Consumer Products – 0.4%
340,000	Visant Corp., 10.000%, 10/01/2017	305,150

	Electric – 2.8%
42,280	CE Generation LLC, 7.416%, 12/15/2018	43,654
300,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	297,236
300,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	290,504
1,077,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A	1,028,535
264,000	NSG Holdings LLC, 7.750%, 12/15/2025, 144A	271,920

		1,931,849

	Food & Beverage – 0.3%
50,000	ARAMARK Holdings Corp., 8.625%, 5/01/2016, 144A(d)	51,188
185,000	Del Monte Corp., 7.625%, 2/15/2019	192,863

		244,051

	Gaming – 2.2%
85,000	Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/2018, 144A	88,400
200,000	MGM Resorts International, 6.625%, 7/15/2015	214,500
480,000	MGM Resorts International, 7.500%, 6/01/2016	514,800
630,000	MGM Resorts International, 7.625%, 1/15/2017	674,100

		1,491,800

	Healthcare – 4.5%
185,000	DJO Finance LLC/DJO Finance Corp., 9.875%, 4/15/2018, 144A	191,012
630,000	Emergency Medical Services Corp., 8.125%, 6/01/2019	691,819
5,000	HCA Holdings, Inc., 7.750%, 5/15/2021	5,425
430,000	HCA, Inc., 7.050%, 12/01/2027	413,875
30,000	HCA, Inc., 7.500%, 12/15/2023	30,675

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$620,000	HCA, Inc., 7.500%, 11/06/2033	$623,100
40,000	HCA, Inc., 8.360%, 4/15/2024	43,100
200,000	HCA, Inc., MTN, 7.580%, 9/15/2025	202,500
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	20,350
975,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	877,500

		3,099,356

	Home Construction – 4.8%
25,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	26,063
75,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	78,469
200,000	Corp GEO SAB de CV, 8.875%, 3/27/2022, 144A	213,000
390,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A	423,150
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	221,000
260,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	275,600
355,000	KB Home, 7.250%, 6/15/2018	386,062
305,000	KB Home, 8.000%, 3/15/2020	346,175
215,000	Lennar Corp., 6.950%, 6/01/2018	240,262
720,000	Pulte Group, Inc., 6.000%, 2/15/2035	669,600
470,000	Pulte Group, Inc., 6.375%, 5/15/2033	468,825

		3,348,206

	Independent Energy – 3.8%
5,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	5,363
145,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	157,144
150,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	102,000
105,000	Halcon Resources Corp., 8.875%, 5/15/2021, 144A	111,300
400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A	334,000
750,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A	675,000
260,000	Pioneer Natural Resources Co., 6.875%, 5/01/2018	316,312
365,000	Plains Exploration & Production Co., 6.500%, 11/15/2020	404,237

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$110,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	$117,700
380,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	416,100

		2,639,156

	Industrial Other – 0.2%
130,000	Dematic S.A./DH Services Luxembourg S.a.r.l., 7.750%, 12/15/2020, 144A	130,000

	Life Insurance – 0.7%
370,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	481,925

	Lodging – 0.1%
42,000	Felcor Lodging LP, 10.000%, 10/01/2014	48,510

	Media Cable – 0.7%
430,000	CSC Holdings LLC, 7.625%, 7/15/2018	496,650

	Media Non-Cable – 3.3%
395,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	368,338
85,000	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/2022, 144A	87,338
230,000	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/2022, 144A	238,625
405,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	408,037
985,000	Intelsat Luxembourg S.A., 11.250%, 2/04/2017	1,041,637
25,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	24,125
85,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	85,850

		2,253,950

	Metals & Mining – 2.8%
25,000	ArcelorMittal, 6.750%, 2/25/2022	26,238
70,000	ArcelorMittal, 7.250%, 3/01/2041	64,925
600,000	ArcelorMittal, 7.500%, 10/15/2039	564,000
705,000	Arch Coal, Inc., 7.250%, 6/15/2021	650,362
210,000	Inmet Mining Corp., 7.500%, 6/01/2021, 144A	217,875
80,000	United States Steel Corp., 6.050%, 6/01/2017	83,800

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$370,000	United States Steel Corp., 6.650%, 6/01/2037	$321,900

		1,929,100

	Non-Captive Consumer – 3.7%
620,000	Residential Capital LLC, 9.625%, 5/15/2015(e)	651,775
850,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	788,375
40,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	37,800
180,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	182,925
500,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	442,500
500,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	447,500

		2,550,875

	Non-Captive Diversified – 3.2%
635,000	Air Lease Corp., 4.500%, 1/15/2016, 144A	641,350
30,000	Aircastle Ltd., 7.625%, 4/15/2020	33,525
50,000	Ally Financial, Inc., 6.750%, 12/01/2014	54,000
60,000	Ally Financial, Inc., 7.500%, 9/15/2020	72,450
401,000	Ally Financial, Inc., 8.000%, 11/01/2031	507,767
95,000	Ally Financial, Inc., 8.300%, 2/12/2015	105,806
45,000	International Lease Finance Corp., 6.250%, 5/15/2019	47,925
70,000	International Lease Finance Corp., 8.250%, 12/15/2020	83,475
255,000	International Lease Finance Corp., 8.625%, 1/15/2022	314,925
75,000	iStar Financial, Inc., 5.850%, 3/15/2017	73,500
55,000	iStar Financial, Inc., 7.125%, 2/15/2018	56,031
210,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	215,775

		2,206,529

	Oil Field Services – 1.0%
580,000	Edgen Murray Corp., 8.750%, 11/01/2020, 144A	585,800
130,000	Parker Drilling Co., 9.125%, 4/01/2018	138,775

		724,575

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Packaging – 0.9%
$400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	$406,000
100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	107,000
90,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	97,200

		610,200

	Pharmaceuticals – 1.4%
105,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	112,613
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	409,687
390,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	418,275

		940,575

	Pipelines – 0.7%
200,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	210,000
255,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	293,250

		503,250

	Refining – 0.5%
310,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/01/2019	336,350
15,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/01/2019	16,275

		352,625

	Retailers – 2.8%
155,000	Dillard’s, Inc., 6.625%, 1/15/2018	167,787
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	483,600
175,000	Dillard’s, Inc., 7.130%, 8/01/2018	195,125
75,000	Dillard’s, Inc., 7.875%, 1/01/2023	82,125
280,000	Foot Locker, Inc., 8.500%, 1/15/2022	314,426
200,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	150,000
185,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	154,475
420,000	Toys R Us, Inc., 7.375%, 10/15/2018	382,200

		1,929,738

	Supermarkets – 0.7%
70,000	American Stores Co., 8.000%, 6/01/2026	60,725

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – continued
$220,000	New Albertson’s, Inc., 7.750%, 6/15/2026	$123,750
605,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	322,163

		506,638

	Technology – 6.3%
3,020,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,295,200
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	218,225
175,000	Amkor Technology, Inc., 6.375%, 10/01/2022, 144A	172,375
30,000	Amkor Technology, Inc., 6.625%, 6/01/2021	29,925
145,000	CommScope, Inc., 8.250%, 1/15/2019, 144A	158,775
680,000	First Data Corp., 8.250%, 1/15/2021, 144A	680,000
345,000	Freescale Semiconductor, Inc., 8.050%, 2/01/2020	343,275
485,000	NCR Corp., 5.000%, 7/15/2022, 144A	492,881

		4,390,656

	Textile – 1.4%
585,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	503,100
125,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	130,000
320,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020, 144A	336,000

		969,100

	Transportation Services – 0.7%
185,000	APL Ltd., 8.000%, 1/15/2024(f)	171,125
13,886	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	13,053
347,188	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(g)(h)	322,885

		507,063

	Wireless – 3.1%
300,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	139,500
280,000	SBA Communications Corp., 5.625%, 10/01/2019, 144A	294,000
1,541,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,602,640
10,000	Sprint Capital Corp., 6.900%, 5/01/2019	10,900

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$105,000	Sprint Capital Corp., 8.750%, 3/15/2032	$128,362

		2,175,402

	Wirelines – 4.9%
765,000	Axtel SAB de CV, 7.625%, 2/01/2017, 144A	397,800
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	213,400
205,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	211,662
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	14,400
325,000	Frontier Communications Corp., 7.450%, 7/01/2035	302,250
465,000	Frontier Communications Corp., 7.875%, 1/15/2027	471,975
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	489,225
315,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	345,253
375,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	391,500
290,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	313,925
150,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	157,688
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	81,000

		3,390,078

	Total Non-Convertible Bonds (Identified Cost $50,426,746)	52,811,205

Convertible Bonds – 12.7%
	Automotive – 1.8%
765,000	Ford Motor Co., 4.250%, 11/15/2016	1,212,525

	Construction Machinery – 0.2%
125,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	169,219

	Diversified Manufacturing – 0.5%
330,000	Trinity Industries, Inc., 3.875%, 6/01/2036	368,981

	Electric – 0.9%
330,000	CMS Energy Corp., 5.500%, 6/15/2029	585,337

	Home Construction – 1.5%
30,000	Lennar Corp., 2.000%, 12/01/2020, 144A	43,519
15,000	Lennar Corp., 2.750%, 12/15/2020, 144A	27,600

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Home Construction – continued
$350,000	Lennar Corp., 3.250%, 11/15/2021, 144A	$627,812
310,000	Standard Pacific Corp., 1.250%, 8/01/2032	363,475

		1,062,406

	Independent Energy – 0.4%
225,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	202,500
55,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	52,594

		255,094

	Media Non-Cable – 0.1%
114,533	Liberty Media LLC, 3.500%, 1/15/2031	54,475

	Metals & Mining – 0.7%
405,000	Peabody Energy Corp., 4.750%, 12/15/2066	390,066
95,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	103,372

		493,438

	Non-Captive Diversified – 0.0%
25,000	iStar Financial, Inc., 3.000%, 11/15/2016	25,469

	Pharmaceuticals – 0.1%
35,000	Mylan, Inc., 3.750%, 9/15/2015	74,397

	Technology – 4.3%
635,000	Ciena Corp., 0.875%, 6/15/2017	547,290
520,000	Ciena Corp., 3.750%, 10/15/2018, 144A	585,325
30,000	Ciena Corp., 4.000%, 3/15/2015, 144A	34,050
425,000	Intel Corp., 2.950%, 12/15/2035	440,672
440,000	Intel Corp., 3.250%, 8/01/2039	515,625
680,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	621,350
165,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	159,019
60,000	SanDisk Corp., 1.500%, 8/15/2017	69,600

		2,972,931

	Textile – 0.4%
235,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	243,372

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Wireless – 0.1%
$40,000	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/2040, 144A	$43,850

	Wirelines – 1.7%
1,014,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(f)	1,206,026

	Total Convertible Bonds (Identified Cost $7,126,023)	8,767,520

	Total Bonds and Notes (Identified Cost $57,552,769)	61,578,725

Shares
Preferred Stocks – 5.9%
Convertible Preferred Stocks – 3.8%
	Automotive – 2.5%
32,200	General Motors Co., Series B, 4.750%	1,420,986
6,380	Goodyear Tire & Rubber Co. (The), 5.875%	301,200

		1,722,186

	Banking – 0.0%
30	Bank of America Corp., Series L, 7.250%	34,050

	Electric – 0.6%
7,975	AES Trust III, 6.750%	395,959

	Independent Energy – 0.1%
65	Chesapeake Energy Corp., Series A, 5.750%, 144A	57,728

	Pipelines – 0.6%
8,050	El Paso Energy Capital Trust I, 4.750%	444,360

	Total Convertible Preferred Stocks (Identified Cost $2,670,529)	2,654,283

Non-Convertible Preferred Stocks – 2.1%
	Banking – 0.5%
13,577	SunTrust Banks, Inc., 5.875%(h)	332,229

	Non-Captive Diversified – 1.6%
11,350	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	298,164

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Non-Captive Diversified – continued
803	Ally Financial, Inc., Series G, 7.000%, 144A	$788,672

		1,086,836

	Total Non-Convertible Preferred Stocks (Identified Cost $1,061,965)	1,419,065

	Total Preferred Stocks (Identified Cost $3,732,494)	4,073,348

Common Stocks – 1.0%
	Diversified Telecommunication Services – 0.4%
10	FairPoint Communications, Inc.(h)	79
1,017	Hawaiian Telcom Holdco, Inc.(h)	19,832
16,842	Telefonica S.A., Sponsored ADR	227,199

		247,110

	Household Durables – 0.5%
23,775	KB Home	375,645

	Independent Power Producers & Energy Traders – 0.1%
2,856	Dynegy, Inc.(h)	54,635

	Total Common Stocks (Identified Cost $861,231)	677,390

Warrants – 0.0%
1,657	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(f)(h)(i) (Identified Cost $0)	—

Principal Amount
Short-Term Investments – 2.8%
$1,986,498	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $1,986,499 on 1/02/2013 collateralized by $2,025,000 Federal National Mortgage Association, 0.625% due 2/22/2016 valued at $2,029,535 including accrued interest(j) (Identified Cost $1,986,498)	1,986,498

	Total Investments – 98.6% (Identified Cost $64,132,992)(a)	68,315,961
	Other assets less liabilities – 1.4%	939,917

	Net Assets – 100.0%	$69,255,878

(†)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $64,167,370 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,930,924
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,782,333)

Net unrealized appreciation	$4,148,591

At September 30, 2012, the Fund had a short-term capital loss carryforward of $4,382,594 which expires on September 30, 2018. At September 30, 2012, post-October capital loss deferrals were $650,754. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2012 is disclosed.
(c)	The issuer is making partial payments with respect to interest and/or principal. Income is not being accrued.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Illiquid security. At December 31, 2012, the value of these securities amounted to $1,377,151 or 2.0% of net assets.
(g)	Maturity has been extended under the terms of a plan of reorganization.
(h)	Non-income producing security.
(i)	Fair valued security by the Fund’s investment adviser.
(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of Rule 144A holdings amounted to $18,191,971 or 26.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
MTN	Medium Term Note

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$61,578,725	$—	$61,578,725
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	57,728	—	57,728
All Other Convertible Preferred Stocks*	2,596,555	—	—	2,596,555

Total Convertible Preferred Stocks	2,596,555	57,728	—	2,654,283

Non-Convertible Preferred Stocks
Banking	332,229	—	—	332,229
Non-Captive Diversified	298,164	788,672	—	1,086,836

Total Non-Convertible Preferred Stocks	630,393	788,672	—	1,419,065

Total Preferred Stocks	3,226,948	846,400	—	4,073,348

Common Stocks*	677,390	—	—	677,390
Warrants**	—	—	—	—
Short-Term Investments	—	1,986,498	—	1,986,498

Total	$3,904,338	$64,411,623	$—	$68,315,961

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair valued at zero using Level 2 inputs.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2012
Bonds and Notes
Non-Convertible Bonds
Transportation Services	$157,712	$—	$—	$—	$—	$—	$—	$(157,712)	$—	$—

A debt security valued at $157,712 was transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at December 31, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2012 (Unaudited)

Technology	10.6%
Wirelines	6.6
Home Construction	6.3
Automotive	5.3
Non-Captive Diversified	4.8
Healthcare	4.5
Independent Energy	4.3
Electric	4.3
Non-Captive Consumer	3.7
ABS Home Equity	3.6
Metals & Mining	3.5
Media Non-Cable	3.4
Wireless	3.2
Retailers	2.8
Airlines	2.6
Chemicals	2.3
Gaming	2.2
Aerospace & Defense	2.1
Other Investments, less than 2% each	19.7
Short-Term Investments	2.8

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 92.5% of Net Assets
Non-Convertible Bonds – 92.4%
	Airlines – 0.5%
$130,000	Continental Airlines, Inc., 6.750%, 9/15/2015, 144A	$136,500

	Electric – 1.0%
140,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	146,788
150,000	Iberdrola Finance Ireland Ltd., 5.000%, 9/11/2019, 144A	157,140

		303,928

	Independent Energy – 0.5%
130,000	SandRidge Energy, Inc., 7.500%, 3/15/2021	139,100

	Non-Captive Diversified – 0.4%
130,000	International Lease Finance Corp., Series R, MTN, 6.625%, 11/15/2013	134,875

	Technology – 0.5%
150,000	Avnet, Inc., 4.875%, 12/01/2022	152,935

	Tobacco – 0.3%
100,000	Altria Group, Inc., 2.850%, 8/09/2022	98,953

	Treasuries – 88.6%
1,846,147	U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/2040(b)(c)	2,708,936
2,354,141	U.S. Treasury Inflation Indexed Bond, 2.500%, 1/15/2029(c)	3,357,593
10,326,982	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017(c)	11,058,796
6,024,867	U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2022(c)	6,542,632
2,409,131	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2022(c)	2,615,224

		26,283,181

	Wirelines – 0.6%
150,000	Telefonica Emisiones SAU, 6.421%, 6/20/2016	165,975

	Total Non-Convertible Bonds (Identified Cost $26,730,996)	27,415,447

Convertible Bonds – 0.1%
	Metals & Mining – 0.1%
35,000	Alpha Natural Resources, Inc., 2.375%, 4/15/2015 (Identified Cost $30,732)	32,506

	Description	Value (†)
	Total Bonds and Notes (Identified Cost $26,761,728)	$27,447,953

Shares
Preferred Stocks – 0.4%
	Diversified Manufacturing – 0.4%
2,100	United Technologies Corp., 7.500% (Identified Cost $105,000)	116,991

Notional Amount
Purchased Swaptions – 3.6%
	Interest Rate Swaptions – 3.6%
$100,000,000	1-year Interest Rate Swap Put, expiring 9/27/2013, Pay 3-month LIBOR, Receive 0.295%(d)(e)	23,200
20,000,000	5-year Interest Rate Swap Put, expiring 9/27/2013, Pay 3-month LIBOR, Receive 1.115%(d)(e)	179,760
8,000,000	30-year Interest Rate Swap Call, expiring 9/29/2014, Pay 2.798%, Receive 3-month LIBOR(d)(e)	861,200

	Total Purchased Swaptions (Identified Cost $1,039,500)	1,064,160

Principal Amount
Short-Term Investments – 4.7%
1,380,665	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $1,380,666 on 1/02/2013 collateralized by $1,340,000 U.S. Treasury Note, 2.125% due 12/31/2015 valued at $1,408,675 including accrued interest(f)	1,380,665
25,000	U.S. Treasury Bill, 0.093%, 1/10/2013(g)(h)	25,000

	Total Short-Term Investments (Identified Cost $1,405,664)	1,405,665

	Total Investments – 101.2% (Identified Cost $29,311,892)(a)	30,034,769
	Other assets less liabilities – (1.2)%	(360,826)

	Net Assets – 100.0%	$29,673,943

Notional Amount
Written Swaptions – (2.2%)
	Interest Rate Swaptions – (2.2)%
$100,000,000	1-year Interest Rate Swap Put, expiring 9/27/2013, Pay 0.445%, Receive 3-month LIBOR(d)(e)	$(101,300)
20,000,000	5-year Interest Rate Swap Put, expiring 9/27/2013, Pay 0.783%, Receive 3-month LIBOR(d)(e)	(40,000)
8,000,000	30-year Interest Rate Swap Call, expiring 9/29/2014, Pay 3-month LIBOR, Receive 3.298%(d)(e)	(497,624)

	Total Written Swaptions (Premiums Received $642,100)	$(638,924)

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at their most recent settlement price.

Options on interest rate swaps (“interest rate swaptions”) are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $29,453,960 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$629,637
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(48,828)

Net unrealized appreciation	$580,809

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open futures contracts or interest rate swaptions.
(c)	Treasury Inflation Protected Security (TIPS).

(d)

The Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate.

When the Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When the Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

(e)	Counterparty is Citibank, N.A.
(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(g)	All or a portion of this security has been pledged as initial margin for open futures contracts.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of Rule 144A holdings amounted to $440,428 or 1.5% of net assets.
MTN	Medium Term Note

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2012, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/28/2013	3	$373,242	$229

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$27,447,953	$—	$27,447,953
Preferred Stocks*	116,991	—	—	116,991
Purchased Swaptions*	—	1,064,160	—	1,064,160
Short-Term Investments	—	1,405,665	—	1,405,665

Total Investments	116,991	29,917,778	—	30,034,769

Futures Contracts (unrealized appreciation)	229	—	—	229

Total	$117,220	$29,917,778	$—	$30,034,998

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Swaptions*	$—	$(638,924)	$—	$(638,924)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2012, there were no transfers between Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts and swaptions.

The Fund may use interest rate swaptions to gain exposure, such as to enter into a contract to benefit from a rise or fall in interest rates. During the year ended December 31, 2012, the Fund engaged in interest rate swaptions for this purpose.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaptions to hedge against changes in interest rates and may also use futures contracts to manage their duration without having to buy or sell portfolio securities. During the period ended December 31, 2012, the Fund used futures contracts and interest rate swaptions to hedge against changes in interest rates.

The Fund is party to agreements with counterparties that govern transactions in interest rate swaptions. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of December 31, 2012, the Fund did not hold any derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty.

Derivatives are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk with respect to interest rate swaptions by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to these derivative contracts to one net amount payable by either the Fund or the counterparty. As of December 31, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at counterparties for initial/variation margin that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $1,089,160 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $450,236. These amounts do not take into account the value of cash collateral received by the Fund in the amount of $380,000.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral.

Collateral for interest rate swaptions is posted based on the requirements established under International Swaps and Derivatives Association (“ISDA”) agreements negotiated between the Fund and the derivative counterparties. This risk of loss to a Fund from counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for the Fund, as of December 31, 2012:

Asset Derivatives	Interest Rate Contracts
Purchased Swaptions (at value)	$1,064,160
Futures (unrealized appreciation)	229

Liability Derivatives	Interest Rate Contracts
Written Swaptions (at value)	$(638,924)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at December 31, 2012 (Unaudited)

Treasuries	88.6%
Purchased Options	3.6
Other Investments, less than 2% each	4.3
Short-Term Investments	4.7

Total Investments	101.2
Other assets less liabilities (including open written swaptions and futures contracts)	(1.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 81.1% of Net Assets
Non-Convertible Bonds – 66.7%
	Aerospace & Defense – 1.7%
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	$141,990
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,213,062
500,000	Ducommun, Inc., 9.750%, 7/15/2018	537,500
800,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	690,139
5,200,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	4,830,285
2,610,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	2,270,700

		10,683,676

	Airlines – 3.1%
4,110,000	Air Canada, 9.250%, 8/01/2015, 144A	4,294,950
985,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	1,034,809
555,000	Air Canada, 12.000%, 2/01/2016, 144A	573,038
331,655	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	374,770
99,810	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	106,298
62,825	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	66,751
320,866	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	350,931
369,559	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	382,937
1,576,000	United Air Lines, Inc., 9.875%, 8/01/2013, 144A	1,584,865
479,155	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	500,717
3,717,343	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014, 144A	3,940,384
1,591,768	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,689,263
570,290	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	593,102
310,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	330,925

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$3,485,000	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	$3,593,906

		19,417,646

	Automotive – 1.0%
1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	1,015,000
600,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	660,000
15,000	Ford Motor Co., 6.375%, 2/01/2029	16,774
95,000	Ford Motor Co., 6.625%, 2/15/2028	106,138
1,945,000	Ford Motor Co., 6.625%, 10/01/2028	2,246,203
230,000	Ford Motor Co., 7.125%, 11/15/2025	265,650
40,000	Ford Motor Co., 7.500%, 8/01/2026	47,500
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,105,675

		6,462,940

	Banking – 6.1%
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%, 12/29/2049	1,012,063
4,520,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,956,380
7,410,000	HBOS PLC, 6.000%, 11/01/2033, 144A	6,696,195
9,495,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	10,218,994
7,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	727,927
11,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,214,537
1,700,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 9/29/2049, 144A	1,292,000
5,300,000	Morgan Stanley, 5.750%, 1/25/2021	6,052,785
475,000	RBS Capital Trust A, 2.285%, 12/29/2049, (EUR)(b)	435,373
80,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, 12/29/2049, (EUR)	73,495
135,000	RBS Capital Trust I, (fixed rate to 7/01/2013, variable rate thereafter), 4.709%, 12/29/2049	104,625
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%, 12/29/2049	139,200
85,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%, 9/29/2049	66,725
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,567,876
105,000	Royal Bank of Scotland Group PLC, 5.250%, 6/29/2049, (EUR)	102,352

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	$1,558,044
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/29/2017, variable rate thereafter), 7.640%, 3/29/2049	76,500
435,000	SG Capital Trust III, (fixed rate to 11/10/2013, variable rate thereafter), 5.419%, 11/29/2049, (EUR)	548,398
350,000	Societe Generale S.A., (fixed rate to 5/22/2013, variable rate thereafter), 7.756%, 5/29/2049, (EUR)	441,146

		38,284,615

	Brokerage – 0.5%
1,615,000	Jefferies Group, Inc., 6.250%, 1/15/2036	1,671,525
1,045,000	Jefferies Group, Inc., 6.450%, 6/08/2027	1,112,925
165,000	Jefferies Group, Inc., 6.875%, 4/15/2021	184,800

		2,969,250

	Building Materials – 1.2%
670,000	Masco Corp., 6.500%, 8/15/2032	693,037
1,225,000	Owens Corning, Inc., 7.000%, 12/01/2036	1,355,421
4,695,000	USG Corp., 6.300%, 11/15/2016	4,859,325
745,000	USG Corp., 9.750%, 1/15/2018	843,713

		7,751,496

	Chemicals – 2.6%
3,043,000	Hercules, Inc., 6.500%, 6/30/2029	2,738,700
3,687,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,788,393
30,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	27,375
1,824,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	1,440,960
555,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	516,150
2,641,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	2,350,490
800,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	818,000
5,983,174	Reichhold Industries, Inc., 9.000%, 5/08/2017, 144A(c)(d)	4,337,801

		16,017,869

	Commercial Mortgage-Backed Securities – 0.0%
320,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.789%, 8/10/2045(b)	309,766

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – 0.7%
$250,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 2/01/2021	$281,875
1,995,000	United Rentals North America, Inc., 8.375%, 9/15/2020	2,209,463
1,410,000	UR Financing Escrow Corp., 7.625%, 4/15/2022, 144A	1,575,675

		4,067,013

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	128,250
1,902,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	1,540,620

		1,668,870

	Consumer Products – 0.3%
2,270,000	Visant Corp., 10.000%, 10/01/2017	2,037,325

	Electric – 0.7%
287,467	AES Ironwood LLC, 8.857%, 11/30/2025	337,055
215,000	Edison Mission Energy, 7.625%, 5/15/2027(e)	113,950
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,089,864
1,000,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	1,048,488
1,815,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A	1,733,325

		4,322,682

	Environmental – 0.1%
536,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020, 144A	562,800

	Food & Beverage – 0.1%
350,000	Chiquita Brands International, Inc., 7.500%, 11/01/2014	350,438

	Gaming – 0.0%
275,000	MGM Resorts International, 7.625%, 1/15/2017	294,250

	Government Guaranteed – 0.7%
4,720,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	4,478,763

	Government Owned - No Guarantee – 0.5%
9,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	942,444
16,700,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	1,778,041

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned - No Guarantee – continued
$700,000	Petroleos de Venezuela S.A., 5.375%, 4/12/2027	$490,000

		3,210,485

	Government Sponsored – 0.7%
3,440,000	Eksportfinans ASA, 2.000%, 9/15/2015	3,292,651
1,250,000	Eksportfinans ASA, 2.375%, 5/25/2016	1,192,505

		4,485,156

	Healthcare – 3.4%
2,825,000	HCA, Inc., 5.875%, 5/01/2023	2,923,875
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,025,062
970,000	HCA, Inc., 7.500%, 12/15/2023	991,825
4,660,000	HCA, Inc., 7.500%, 11/06/2033	4,683,300
1,815,000	HCA, Inc., 7.690%, 6/15/2025	1,855,837
375,000	HCA, Inc., 8.360%, 4/15/2024	404,063
945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	956,813
1,550,000	HCA, Inc., MTN, 7.750%, 7/15/2036	1,577,125
7,644,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	6,879,600

		21,297,500

	Home Construction – 2.3%
1,641,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	1,710,742
3,131,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	3,275,809
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	749,700
1,068,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	1,041,300
755,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	736,125
3,005,000	KB Home, 8.000%, 3/15/2020	3,410,675
400,000	Pulte Group, Inc., 6.000%, 2/15/2035	372,000
2,460,000	Pulte Group, Inc., 6.375%, 5/15/2033	2,453,850
870,000	Pulte Group, Inc., 7.875%, 6/15/2032	946,125

		14,696,326

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – 2.9%
150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	$210,862
6,640,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	4,515,200
9,150,000	Connacher Oil and Gas Ltd., 8.750%, 8/01/2018, 144A, (CAD)	6,347,140
3,680,000	Rex Energy Corp., 8.875%, 12/01/2020, 144A	3,689,200
3,360,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	3,595,200

		18,357,602

	Industrial Other – 0.1%
635,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	655,638

	Life Insurance – 2.8%
1,600,000	American International Group, Inc., 6.250%, 3/15/2087	1,708,000
6,535,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	8,511,837
4,400,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	4,312,000
280,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	386,400
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,310,300

		17,228,537

	Local Authorities – 1.8%
905,000	City of Rome Italy, EMTN, 5.345%, 1/27/2048, (EUR)	959,917
2,245,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	2,365,982
7,200,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	8,025,535

		11,351,434

	Media Non-Cable – 1.8%
5,615,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	5,235,987
415,000	Intelsat Luxembourg S.A., 11.250%, 2/04/2017	438,863
480,000	R.R. Donnelley & Sons Co., 6.125%, 1/15/2017	464,400
550,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	530,750
1,206,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	1,157,760
3,230,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	3,262,300

		11,090,060

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – 3.3%
$377,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	$341,185
10,690,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	7,322,650
4,740,000	United States Steel Corp., 6.050%, 6/01/2017	4,965,150
2,020,000	United States Steel Corp., 6.650%, 6/01/2037	1,757,400
2,035,000	United States Steel Corp., 7.000%, 2/01/2018	2,172,362
3,680,000	United States Steel Corp., 7.500%, 3/15/2022	3,873,200

		20,431,947

	Non-Captive Consumer – 2.8%
1,000,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	612,500
4,040,000	Residential Capital LLC, 9.625%, 5/15/2015(e)	4,247,050
875,000	SLM Corp., MTN, 7.250%, 1/25/2022	964,687
115,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	115,437
4,550,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	4,220,125
1,450,000	Springleaf Finance Corp., 3.250%, 1/16/2013, (EUR)	1,913,301
1,540,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	1,393,700
525,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	496,125
3,630,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	3,248,850

		17,211,775

	Non-Captive Diversified – 1.5%
562,000	Ally Financial, Inc., 8.000%, 11/01/2031	711,633
970,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	842,651
250,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	225,996
3,035,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	2,675,809
180,000	International Lease Finance Corp., 5.875%, 4/01/2019	189,720
135,000	International Lease Finance Corp., 6.250%, 5/15/2019	143,775
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	357,750
840,000	iStar Financial, Inc., 5.850%, 3/15/2017	823,200
1,335,000	iStar Financial, Inc., 5.875%, 3/15/2016	1,335,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$944,000	iStar Financial, Inc., 6.050%, 4/15/2015	$948,720
885,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	909,337

		9,163,591

	Oil Field Services – 0.3%
1,780,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	1,788,900

	Packaging – 1.2%
6,050,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	6,140,750
600,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.000%, 4/15/2019	624,000
510,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	489,600

		7,254,350

	Pharmaceuticals – 0.3%
1,920,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	2,059,200

	Pipelines – 0.6%
3,340,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	3,006,000
1,000,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	830,000

		3,836,000

	Property & Casualty Insurance – 0.6%
1,920,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	326,400
3,245,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 5/29/2049, 144A	3,348,775

		3,675,175

	Railroads – 0.0%
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	270,040
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	30,450

		300,490

	REITs - Office Property – 0.1%
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	530,065

	Retailers – 1.9%
450,000	Dillard’s, Inc., 7.000%, 12/01/2028	453,375
1,895,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,994,487

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$125,000	Dillard’s, Inc., 7.750%, 5/15/2027	$130,313
170,000	Dillard’s, Inc., 7.875%, 1/01/2023	186,150
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,885,433
230,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	172,500
280,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	233,800
7,385,000	Toys R Us, Inc., 7.375%, 10/15/2018	6,720,350

		11,776,408

	Sovereigns – 0.7%
1,153,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	162,595
6,561,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	1,001,256
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	2,683,260
66,455,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	377,112
49,000,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	268,335
11,080,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	68,042

		4,560,600

	Supermarkets – 2.2%
600,000	American Stores Co., 7.900%, 5/01/2017	568,500
360,000	American Stores Co., 8.000%, 6/01/2026	312,300
1,865,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	1,524,638
3,705,000	New Albertson’s, Inc., 7.450%, 8/01/2029	2,074,800
2,025,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,139,063
9,055,000	New Albertson’s, Inc., 8.000%, 5/01/2031	5,093,437
3,980,000	New Albertson’s, Inc., 8.700%, 5/01/2030	2,308,400
940,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	500,550

		13,521,688

	Supranational – 0.2%
4,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	501,198
1,639,380,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	167,808

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supranational – continued
8,600,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	$876,821

		1,545,827

	Technology – 3.3%
910,000	Advanced Micro Devices, Inc., 7.500%, 8/15/2022, 144A	748,475
90,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	75,375
650,000	Alcatel-Lucent France, Inc., 8.500%, 1/15/2016, (EUR)	887,997
8,910,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	6,771,600
4,210,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	3,168,025
3,105,000	Amkor Technology, Inc., 6.375%, 10/01/2022, 144A	3,058,425
1,560,000	Freescale Semiconductor, Inc., 8.050%, 2/01/2020	1,552,200
6,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	6,052
12,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	13,774
4,000,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019, 144A	4,090,000

		20,371,923

	Textile – 0.9%
3,235,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	2,782,100
2,835,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	2,948,400

		5,730,500

	Transportation Services – 0.9%
3,285,000	APL Ltd., 8.000%, 1/15/2024(c)	3,038,625
893,902	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	840,268
289,324	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(f)(g)	269,071
195,717	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	170,273
399,542	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(f)(g)	307,647
40,344	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(f)(g)	33,082
740,000	Teekay Corp., 8.500%, 1/15/2020	780,700

		5,439,666

	Treasuries – 3.1%
24,214,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	3,429,913

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
3,225,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	$4,426,774
850,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	1,121,927
175,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	236,859
4,405,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	5,909,722
6,355,000	Norwegian Government Bond, 6.500%, 5/15/2013, (NOK)	1,162,846
590,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	633,702
560,000	Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	488,682
175,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	205,005
1,425,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	1,591,549

		19,206,979

	Wireless – 1.3%
11,300,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	897,312
2,725,000	NII Capital Corp., 7.625%, 4/01/2021	2,064,187
4,085,000	Sprint Capital Corp., 6.875%, 11/15/2028	4,248,400
840,000	Sprint Capital Corp., 6.900%, 5/01/2019	915,600
215,000	Sprint Capital Corp., 8.750%, 3/15/2032	262,838

		8,388,337

	Wirelines – 6.1%
410,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	217,300
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	373,450
5,540,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	5,720,050
465,000	Frontier Communications Corp., 7.000%, 11/01/2025	446,400
4,351,000	Frontier Communications Corp., 7.875%, 1/15/2027	4,416,265
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	1,046,320
2,600,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,860,000
905,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	945,725
3,055,000	Level 3 Financing, Inc., 8.125%, 7/01/2019	3,329,950
890,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	987,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$145,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	$162,038
250,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	291,511
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	1,073,960
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	2,781,765
200,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	278,853
1,100,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,472,331
1,439,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,632,134
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	815,375
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,518,015
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	5,584,630
645,000	Qwest Corp., 7.250%, 9/15/2025	747,375
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,487,621

		38,188,968

	Total Non-Convertible Bonds (Identified Cost $377,658,190)	417,034,526

Convertible Bonds – 14.3%
	Airlines – 0.3%
1,705,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	1,630,713

	Automotive – 1.5%
1,090,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(h)	815,456
3,530,000	Ford Motor Co., 4.250%, 11/15/2016	5,595,050
2,955,000	Navistar International Corp., 3.000%, 10/15/2014	2,698,285

		9,108,791

	Brokerage – 0.3%
2,145,000	Jefferies Group, Inc., 3.875%, 11/01/2029	2,124,891

	Diversified Manufacturing – 1.0%
3,765,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	3,724,997
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,588,459

		6,313,456

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Electric – 0.1%
$250,000	CMS Energy Corp., 5.500%, 6/15/2029	$443,438

	Healthcare – 1.2%
3,325,000	Health Management Associates, Inc., 3.750%, 5/01/2028, 144A	3,653,344
1,325,000	Hologic, Inc., (accretes to principal after 3/1/2018), 2.000%, 3/01/2042(h)	1,314,234
660,000	Illumina, Inc., 0.250%, 3/15/2016, 144A	639,788
345,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	345,431
860,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	884,188
610,000	Omnicare, Inc., 3.750%, 12/15/2025	898,987

		7,735,972

	Home Construction – 1.0%
2,295,000	Lennar Corp., 3.250%, 11/15/2021, 144A	4,116,656
2,050,000	Standard Pacific Corp., 1.250%, 8/01/2032	2,403,625

		6,520,281

	Independent Energy – 1.2%
5,045,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	4,073,837
3,120,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	2,808,000
870,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	831,938

		7,713,775

	Life Insurance – 1.1%
6,533,000	Old Republic International Corp., 3.750%, 3/15/2018	6,798,403

	Media Non-Cable – 0.0%
46,432	Liberty Media LLC, 3.500%, 1/15/2031	22,084

	Metals & Mining – 0.6%
1,250,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,360,156
2,280,000	United States Steel Corp., 4.000%, 5/15/2014	2,458,125

		3,818,281

	Non-Captive Diversified – 0.1%
470,000	iStar Financial, Inc., 3.000%, 11/15/2016	478,812

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – 4.7%
$740,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	$742,775
7,895,000	Ciena Corp., 0.875%, 6/15/2017	6,804,503
4,140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,660,088
175,000	Ciena Corp., 4.000%, 3/15/2015, 144A	198,625
3,595,000	Intel Corp., 3.250%, 8/01/2039	4,212,891
245,000	Micron Technology, Inc., 1.875%, 6/01/2014	242,856
5,370,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	4,906,837
3,130,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	3,016,538
855,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032, 144A	832,556
230,000	SanDisk Corp., 1.500%, 8/15/2017	266,800
1,050,000	Teradyne, Inc., 4.500%, 3/15/2014	3,255,000

		29,139,469

	Textile – 0.5%
3,080,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	3,189,725

	Wirelines – 0.7%
2,210,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	2,628,519
1,190,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	1,415,356
400,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	539,860

		4,583,735

	Total Convertible Bonds (Identified Cost $76,943,311)	89,621,826

Municipals – 0.1%
	District of Columbia – 0.1%
540,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047 (Identified Cost $540,000)	667,904

	Total Bonds and Notes (Identified Cost $455,141,501)	507,324,256

Senior Loans – 1.8%
	Airlines – 0.3%
1,895,000	Delta Air Lines, Inc., Term Loan B1, 5.250%, 10/10/2018(b)	1,908,739

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Automotive – 0.2%
$1,042,249	TI Group Automotive Systems, LLC, New Term Loan, 6.750%, 3/14/2018(b)	$1,047,461

	Chemicals – 0.2%
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 10.500%, 12/21/2020(b)	1,587,862

	Food & Beverage – 0.1%
572,636	DS Waters Enterprises LP, 1st Lien Term Loan, 10.500%, 8/29/2017(b)	586,952

	Media Non-Cable – 0.0%
147,322	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	105,397

	Metals & Mining – 0.1%
518,700	Essar Steel Algoma, Inc., ABL Term Loan, 8.750%, 9/19/2014(b)	510,920

	Non-Captive Diversified – 0.7%
4,000,000	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/17/2017(b)	4,190,000

	Wireless – 0.1%
822,938	Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 2/28/2017(b)	837,750

	Wirelines – 0.1%
737,831	FairPoint Communications, Inc., New Term Loan B, 6.449%, 1/22/2016(b)	712,287

	Total Senior Loans (Identified Cost $11,191,002)	11,487,368

Shares
Common Stocks – 9.8%
	Automobiles – 1.0%
465,000	Ford Motor Co.	6,021,750

	Biotechnology – 1.1%
165,617	Vertex Pharmaceuticals, Inc.(f)	6,945,977

	Chemicals – 1.5%
156,958	Dow Chemical Co. (The)	5,072,883
30,167	PPG Industries, Inc.	4,083,103

		9,155,986

	Containers & Packaging – 0.2%
40,621	Owens-Illinois, Inc.(f)	864,008
2,437	Rock-Tenn Co., Class A	170,371

		1,034,379

	Diversified Telecommunication Services – 0.3%
22,435	FairPoint Communications, Inc.(f)	178,134
2,627	Hawaiian Telcom Holdco, Inc.(f)	51,227

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
117,962	Telefonica S.A., Sponsored ADR	$1,591,307

		1,820,668

	Electronic Equipment, Instruments & Components – 2.3%
1,119,766	Corning, Inc.	14,131,447

	Food Products – 0.0%
3,100	ConAgra Foods, Inc.	91,450

	Household Durables – 0.0%
6,775	KB Home	107,045

	Independent Power Producers & Energy Traders – 0.1%
24,736	Dynegy, Inc.(f)	473,200

	Oil, Gas & Consumable Fuels – 0.6%
2,846	Chesapeake Energy Corp.	47,301
82,985	Repsol YPF S.A., Sponsored ADR	1,734,386
33,796	Royal Dutch Shell PLC, ADR	2,330,234

		4,111,921

	Pharmaceuticals – 1.4%
64,900	Bristol-Myers Squibb Co.	2,115,091
117,041	Valeant Pharmaceuticals International, Inc.(f)	6,995,540

		9,110,631

	REITs - Apartments – 0.1%
6,185	Apartment Investment & Management Co., Class A	167,366
32,565	Associated Estates Realty Corp.	524,948

		692,314

	REITs - Shopping Centers – 0.0%
7,868	DDR Corp.	123,213

	Semiconductors & Semiconductor Equipment – 1.2%
372,408	Intel Corp.	7,682,777

	Total Common Stocks (Identified Cost $51,110,174)	61,502,758

Preferred Stocks – 3.8%
Convertible Preferred Stocks – 2.6%
	Automotive – 1.2%
148,570	General Motors Co., Series B, 4.750%	6,556,394
20,395	Goodyear Tire & Rubber Co. (The), 5.875%	962,848

		7,519,242

	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	169,050

	Construction Machinery – 0.2%
17,160	United Rentals Trust I, 6.500%	1,027,991

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Electric – 0.1%
17,119	AES Trust III, 6.750%	$849,958

	Home Construction – 0.1%
11,000	Hovnanian Enterprises, Inc., 7.250%	378,620

	Independent Energy – 0.1%
3,552	SandRidge Energy, Inc., 7.000%	364,524

	Pipelines – 0.5%
54,200	El Paso Energy Capital Trust I, 4.750%	2,991,840

	Technology – 0.4%
3,260	Lucent Technologies Capital Trust I, 7.750%	2,704,724

	Total Convertible Preferred Stocks (Identified Cost $14,863,590)	16,005,949

Non-Convertible Preferred Stocks – 1.2%
	Banking – 0.2%
18,000	Bank of America Corp., 6.375%	446,940
23,925	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	667,507
7,075	Countrywide Capital IV, 6.750%	175,602

		1,290,049

	Home Construction – 0.2%
96,887	Hovnanian Enterprises, Inc., 7.625%(f)	1,317,663

	Independent Energy – 0.0%
900	Chesapeake Energy Corp., 5.000%	67,860

	Non-Captive Consumer – 0.1%
12,475	SLM Corp., Series A, 6.970%	601,545

	Non-Captive Diversified – 0.7%
4,153	Ally Financial, Inc., Series G, 7.000%, 144A	4,078,895
5,300	iStar Financial, Inc., Series F, 7.800%	115,540
2,575	iStar Financial, Inc., Series G, 7.650%	55,234

		4,249,669

	REITs - Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	214,694

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Total Non-Convertible Preferred Stocks (Identified Cost $5,596,400)	$7,741,480

	Total Preferred Stocks (Identified Cost $20,459,990)	23,747,429

Warrants – 0.0%
34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(f)(i) (Identified Cost $0)	—

Principal Amount (‡)
Short-Term Investments – 2.1%
$52,836	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2012 at 0.010% to be repurchased at $52,836 on 1/02/2013 collateralized by $60,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $60,092 including accrued interest(j)	52,836
13,019,519	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $13,019,526 on 1/02/2013 collateralized by $13,255,000 Federal National Mortgage Association, 0.625% due 2/22/2016 valued at $13,284,686 including accrued interest(j)	13,019,519

	Total Short-Term Investments (Identified Cost $13,072,355)	13,072,355

	Total Investments – 98.6% (Identified Cost $550,975,022)(a)	617,134,166
	Other assets less liabilities – 1.4%	8,821,460

	Net Assets – 100.0%	$625,955,626

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $551,323,235 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$91,315,834
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(25,504,903)

Net unrealized appreciation	$65,810,931

(b)	Variable rate security. Rate as of December 31, 2012 is disclosed.
(c)	Illiquid security. At December 31, 2012, the value of these securities amounted to $16,028,391 or 2.6% of net assets.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Maturity has been extended under the terms of a plan of reorganization.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Fair valued security by the Fund’s investment adviser.
(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of Rule 144A holdings amounted to $140,268,738 or 22.4% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$507,324,256	$—	$507,324,256
Senior Loans*	—	11,487,368	—	11,487,368
Common Stocks*	61,502,758	—	—	61,502,758
Preferred Stocks
Convertible Preferred Stocks
Construction Machinery	—	1,027,991	—	1,027,991
Independent Energy	—	364,524	—	364,524
All Other Convertible Preferred Stocks*	14,613,434	—	—	14,613,434

Total Convertible Preferred Stocks	14,613,434	1,392,515	—	16,005,949

Non-Convertible Preferred Stocks
Non-Captive Diversified	170,774	4,078,895	—	4,249,669
All Other Non-Convertible Preferred Stocks*	3,491,811	—	—	3,491,811

Total Non-Convertible Preferred Stocks	3,662,585	4,078,895	—	7,741,480

Total Preferred Stocks	18,276,019	5,471,410	—	23,747,429

Warrants**	—	—	—	—
Short-Term Investments	—	13,072,355	—	13,072,355

Total	$79,778,777	$537,355,389	$—	$617,134,166

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair valued at zero using Level 2 inputs.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2012
Bonds and Notes
Non-Convertible Bonds
Banking	$3,846,651	$—	$—	$—	$—	$—	$—	$(3,846,651)	$—	$—
Transportation Services	2,800,463	—	—	—	—	—	—	(2,800,463)	—	—

Total	$6,647,114	$—	$—	$—	$—	$—	$—	$(6,647,114)	$—	$—

A debt security valued at $2,800,463 was transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at December 31, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $3,846,651 was transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies but was misclassified as Level 3; at December 31, 2012, this security was valued using the same method and was appropriately classified as Level 2.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2012 (Unaudited)

Technology	8.4%
Wirelines	6.9
Banking	6.3
Healthcare	4.6
Chemicals	4.3
Independent Energy	4.2
Metals & Mining	4.0
Automotive	3.9
Life Insurance	3.9
Airlines	3.7
Home Construction	3.6
Treasuries	3.1
Non-Captive Diversified	3.0
Non-Captive Consumer	2.9
Electronic Equipment, Instruments & Components	2.3
Supermarkets	2.2
Other Investments, less than 2% each	29.2
Short-Term Investments	2.1

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 98.2% of Net Assets
	ABS Car Loan – 4.2%
$124,401	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A3, 1.390%, 9/08/2015	$124,958
168,905	AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2, 0.760%, 10/08/2015	169,185
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	129,791
160,272	BMW Vehicle Lease Trust, Series 2011-1, Class A3, 1.060%, 2/20/2014	160,541
202,073	CarMax Auto Owner Trust, Series 2011-1, Class A3, 1.290%, 9/15/2015	203,123
620,000	CarMax Auto Owner Trust, Series 2012-2, Class A3, 0.840%, 3/15/2017	624,216
59,434	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 1/15/2015, 144A	59,457
145,000	Harley-Davidson Motorcycle Trust, Series 2012-1, Class A3, 0.680%, 4/15/2017	145,450
200,000	Honda Auto Receivables Owner Trust, Series 2012-2, Class A3, 0.700%, 2/16/2016	201,090
345,000	Honda Auto Receivables Owner Trust, Series 2012-3, Class A3, 0.560%, 5/15/2016	345,390
225,000	Hyundai Auto Receivables Trust, Series 2011-B, Class A4, 1.650%, 2/15/2017	229,485
320,000	Santander Drive Auto Receivables Trust, Series 2011-1, Class A3, 1.280%, 1/15/2015	320,974
165,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class A3, 0.620%, 7/15/2016	165,021
190,000	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	189,924
203,798	World Omni Auto Receivables Trust, Series 2011-A, Class A3, 1.110%, 5/15/2015	204,594
110,000	World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/2015	110,689

		3,383,888

	ABS Credit Card – 1.8%
60,000	Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 0.429%, 3/15/2017(b)	60,083
575,000	GE Capital Credit Card Master Note Trust, Series 2012-7, Class A, 1.760%, 9/15/2022	577,391
210,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	219,480
560,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	606,259

		1,463,213

	ABS Home Equity – 0.2%
101,073	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.265%, 7/25/2021(b)	95,008
56,414	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	56,540

		151,548

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – 1.8%
$335,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	$340,478
260,000	Ford Credit Floorplan Master Owner Trust, Series 2010-5, Class A1, 1.500%, 9/15/2015	261,798
390,000	GE Dealer Floorplan Master Note Trust, Series 2012-3, Class A, 0.701%, 6/20/2017(b)	391,749
420,000	Nissan Master Owner Trust Receivables, Series 2012-A, Class A, 0.679%, 5/15/2017(b)	421,002

		1,415,027

	ABS Student Loan – 2.5%
818,069	Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1, 0.811%, 9/20/2022(b)	819,378
550,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.115%, 7/25/2025(b)	551,606
650,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.315%, 7/25/2025(b)	660,108

		2,031,092

	Aerospace & Defense – 0.8%
275,000	Precision Castparts Corp., 1.250%, 1/15/2018	275,454
355,000	Raytheon Co., 3.125%, 10/15/2020	377,685

		653,139

	Airlines – 0.2%
149,555	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	171,240

	Automotive – 1.7%
235,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	245,599
305,000	Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	390,820
315,000	Toyota Motor Credit Corp., MTN, 2.000%, 9/15/2016	326,575
390,000	Volkswagen International Finance NV, 1.150%, 11/20/2015, 144A	390,539

		1,353,533

	Banking – 7.0%
250,000	Bank of America Corp., 5.650%, 5/01/2018	290,861
260,000	Bank of Montreal, MTN, 1.400%, 9/11/2017	260,988
495,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	620,256
365,000	Capital One Financial Corp., 2.125%, 7/15/2014	371,563
40,000	Citigroup, Inc., 5.000%, 9/15/2014	42,084
270,000	Citigroup, Inc., 6.010%, 1/15/2015	295,033
370,000	Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018	434,664

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$275,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	$329,226
630,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	759,436
750,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	883,931
100,000	PNC Financial Services Group Inc., 2.854%, 11/09/2022	100,582
40,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	41,820
330,000	U.S. Bancorp, MTN, 2.200%, 11/15/2016	343,830
245,000	Wells Fargo & Co., 1.500%, 1/16/2018	245,402
340,000	Wells Fargo & Co., 3.676%, 6/15/2016	367,575
275,000	Westpac Banking Corp., 1.125%, 9/25/2015	277,548

		5,664,799

	Building Materials – 0.0%
30,000	Masco Corp., 7.125%, 3/15/2020	34,903

	Chemicals – 0.4%
200,000	Eastman Chemical Co., 4.500%, 1/15/2021	222,087
90,000	Methanex Corp., 3.250%, 12/15/2019	90,524

		312,611

	Collateralized Mortgage Obligations – 10.5%
725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021	830,482
355,000	FHLMC Multifamily Structured Pass Through Certificates, Series K501, Class A2, 1.655%, 11/25/2016	365,856
435,000	FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2, 3.154%, 2/25/2018	475,839
420,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	444,336
1,035,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	1,078,508
360,000	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	373,982
1,460,000	FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.883%, 5/25/2019	1,498,229
1,135,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	1,152,661
743,144	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.562%, 4/25/2019(b)	746,315
140,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	149,235
322,627	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.658%, 10/07/2020(b)	323,837

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$1,030,525	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.768%, 12/08/2020(b)	$1,035,677

		8,474,957

	Commercial Mortgage-Backed Securities – 7.3%
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	46,782
95,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	100,251
400,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.679%, 6/15/2039(b)	460,515
360,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	417,170
110,000	CW Capital Cobalt Ltd., Series 2007-C2, Class A3, 5.484%, 4/15/2047	127,521
325,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	383,111
375,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	431,895
330,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.789%, 8/10/2045(b)	380,459
410,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.812%, 6/15/2049(b)	478,122
210,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	242,887
350,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A5, 2.840%, 12/15/2047	357,593
237,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	273,459
475,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	557,038
400,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	464,470
510,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	584,330
555,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	575,275

		5,880,878

	Construction Machinery – 0.7%
230,000	Caterpillar Financial Services Corp., MTN, 1.250%, 11/06/2017	229,827
290,000	Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	309,182

		539,009

	Consumer Cyclical Services – 0.8%
585,000	Amazon.com, Inc., 0.650%, 11/27/2015	584,647
30,000	Western Union Co. (The), 2.375%, 12/10/2015	30,139

		614,786

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Diversified Manufacturing – 0.1%
$90,000	Snap-On, Inc., 4.250%, 1/15/2018	$100,721

	Electric – 2.2%
245,000	Consolidated Edison Co. of NY, Inc., 7.125%, 12/01/2018	319,988
375,000	Dominion Resources, Inc., 1.950%, 8/15/2016	385,380
180,000	Duke Energy Corp., 5.650%, 6/15/2013	184,113
215,000	NextEra Energy Capital Holdings, Inc., 1.611%, 6/01/2014	217,317
265,000	Southern California Edison Co., 5.750%, 3/15/2014	281,288
375,000	Southern Co., 1.950%, 9/01/2016	386,460

		1,774,546

	Entertainment – 0.5%
330,000	Time Warner, Inc., 4.875%, 3/15/2020	385,457

	Environmental – 0.1%
90,000	Waste Management, Inc., 6.375%, 3/11/2015	100,653

	Food & Beverage – 1.1%
525,000	Coca-Cola Co. (The), 3.300%, 9/01/2021	578,755
270,000	Kraft Foods Group, Inc., 6.125%, 8/23/2018, 144A	330,784

		909,539

	Government Owned - No Guarantee – 0.2%
150,000	Federal National Mortgage Association, 5.375%, 6/12/2017	180,372

	Health Insurance – 0.4%
275,000	UnitedHealth Group, Inc., 4.875%, 2/15/2013	276,376
35,000	WellPoint, Inc., 6.000%, 2/15/2014	37,043

		313,419

	Healthcare – 1.9%
75,000	Baxter International, Inc., 1.850%, 1/15/2017	77,285
400,000	Express Scripts, Inc., 3.125%, 5/15/2016	421,717
20,000	Express Scripts, Inc., 6.250%, 6/15/2014	21,538
80,000	McKesson Corp., 0.950%, 12/04/2015	80,112
425,000	McKesson Corp., 3.250%, 3/01/2016	455,559
105,000	McKesson Corp., 6.500%, 2/15/2014	111,760

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Healthcare – continued
$375,000	Stryker Corp., 2.000%, 9/30/2016	$390,480

		1,558,451

	Hybrid ARMs – 0.7%
122,689	FHLMC, 2.393%, 1/01/2035(b)	130,689
424,487	FNMA, 2.823%, 4/01/2037(b)	452,860

		583,549

	Independent Energy – 2.6%
100,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	115,113
110,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	131,394
385,000	Apache Corp., 2.625%, 1/15/2023	384,278
330,000	Canadian Natural Resources Ltd., 1.450%, 11/14/2014	334,691
275,000	Encana Corp., 6.500%, 5/15/2019	339,436
100,000	EQT Corp., 8.125%, 6/01/2019	123,783
70,000	Hess Corp., 7.000%, 2/15/2014	74,854
115,000	Newfield Exploration Co., 5.750%, 1/30/2022	126,500
375,000	Occidental Petroleum Corp., 1.750%, 2/15/2017	384,539
55,000	XTO Energy, Inc., 4.900%, 2/01/2014	57,664

		2,072,252

	Integrated Energy – 1.6%
345,000	BP Capital Markets PLC, 1.375%, 11/06/2017	345,304
370,000	Murphy Oil Corp., 2.500%, 12/01/2017	372,282
340,000	Total Capital S.A., 4.450%, 6/24/2020	393,833
170,000	XTO Energy, Inc., 5.750%, 12/15/2013	178,871

		1,290,290

	Life Insurance – 0.6%
125,000	American International Group, Inc., 4.875%, 9/15/2016	139,810
220,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	252,673
30,000	Lincoln National Corp., 4.300%, 6/15/2015	32,272
70,000	Unum Group, 5.625%, 9/15/2020	79,981

		504,736

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Lodging – 0.0%
$15,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	$16,767

	Media Cable – 0.2%
100,000	Cox Communications, Inc., 4.625%, 6/01/2013	101,722
94,000	Cox Communications, Inc., 5.450%, 12/15/2014	102,515

		204,237

	Media Non-Cable – 0.4%
135,000	British Sky Broadcasting Group PLC, 3.125%, 11/26/2022, 144A	134,530
175,000	Thomson Reuters Corp., 5.950%, 7/15/2013	179,922

		314,452

	Metals & Mining – 1.5%
110,000	Alcoa, Inc., 6.150%, 8/15/2020	120,136
315,000	ArcelorMittal, 10.350%, 6/01/2019	377,802
180,000	Rio Tinto Finance USA Ltd., 3.500%, 11/02/2020	190,803
125,000	Rio Tinto Finance USA PLC, 1.625%, 8/21/2017	126,561
110,000	Teck Resources Ltd., 3.150%, 1/15/2017	115,288
270,000	Teck Resources Ltd., 3.750%, 2/01/2023	276,933

		1,207,523

	Mortgage Related – 3.8%
368,220	FHLMC, 2.640%, 5/01/2036(b)	397,079
1,797	FHLMC, 6.500%, 1/01/2024	2,065
213	FHLMC, 8.000%, 7/01/2025	256
170,669	FNMA, 3.000%, with various maturities in 2027(c)	180,382
293,554	FNMA, 3.866%, 2/01/2039(b)	316,417
1,850	FNMA, 6.000%, 9/01/2021	2,033
599	FNMA, 7.500%, 6/01/2016	640
774	FNMA, 8.000%, 6/01/2015	816
251,939	GNMA, 4.496%, 10/20/2062	291,278
347,534	GNMA, 4.514%, 5/20/2062	398,877
332,383	GNMA, 4.520%, 5/20/2062	381,047
343,762	GNMA, 4.528%, 3/20/2062	393,842

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$340,303	GNMA, 4.560%, 3/20/2062	$389,545
252,894	GNMA, 4.604%, 6/20/2062	291,572
5,128	GNMA, 6.500%, 12/15/2023	5,806
1,429	GNMA, 8.500%, 9/15/2022	1,645
2,975	GNMA, 9.500%, 1/15/2019	3,462

		3,056,762

	Non-Captive Consumer – 0.3%
225,000	SLM Corp., MTN, 6.250%, 1/25/2016	244,688

	Non-Captive Diversified – 0.9%
645,000	General Electric Capital Corp., 5.625%, 5/01/2018	765,959

	Oil Field Services – 1.6%
305,000	Cameron International Corp., 1.241%, 6/02/2014(b)	307,073
355,000	Ensco PLC, 3.250%, 3/15/2016	376,441
285,000	Nabors Industries, Inc., 9.250%, 1/15/2019	376,784
175,000	Rowan Cos., Inc., 5.000%, 9/01/2017	194,407

		1,254,705

	Pharmaceuticals – 0.4%
275,000	Eli Lilly & Co., 4.200%, 3/06/2014	286,901

	Pipelines – 1.8%
290,000	Energy Transfer Partners LP, 6.000%, 7/01/2013	296,874
380,000	Enterprise Products Operating LLC, 1.250%, 8/13/2015	382,334
245,000	NiSource Finance Corp., 6.125%, 3/01/2022	293,617
175,000	Questar Corp., 2.750%, 2/01/2016	183,627
265,000	Spectra Energy Capital LLC, 5.668%, 8/15/2014	284,336

		1,440,788

	Property & Casualty Insurance – 0.6%
260,000	Berkshire Hathaway Finance Corp., 1.600%, 5/15/2017	265,012
155,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	165,326
15,000	Willis North America, Inc., 7.000%, 9/29/2019	17,677

		448,015

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Railroads – 1.9%
$350,000	Burlington Northern Santa Fe Corp., 7.000%, 2/01/2014	$373,628
420,000	Canadian National Railway Co., 1.450%, 12/15/2016	427,367
325,000	CSX Corp., 3.700%, 10/30/2020	351,448
30,000	CSX Corp., 6.150%, 5/01/2037	37,927
260,000	Union Pacific Corp., 5.750%, 11/15/2017	311,723

		1,502,093

	REITs - Healthcare – 0.6%
485,000	Health Care REIT, Inc., 2.250%, 3/15/2018	484,592

	REITs - Shopping Centers – 0.4%
280,000	Federal Realty Investment Trust, 5.400%, 12/01/2013	290,452

	Retailers – 0.3%
275,000	CVS Caremark Corp., 2.750%, 12/01/2022	276,023

	Supermarket – 0.4%
285,000	Delhaize Group S.A., 4.125%, 4/10/2019	294,191

	Technology – 2.5%
335,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	404,962
210,000	Corning, Inc., 4.250%, 8/15/2020	234,475
290,000	Hewlett-Packard Co., 0.711%, 5/30/2014(b)	284,236
380,000	Intel Corp., 1.350%, 12/15/2017	379,890
75,000	Microsoft Corp., 0.875%, 11/15/2017	74,605
600,000	Oracle Corp., 1.200%, 10/15/2017	601,781

		1,979,949

	Tobacco – 1.1%
380,000	Altria Group, Inc., 2.850%, 8/09/2022	376,021
90,000	Altria Group, Inc., 9.250%, 8/06/2019	125,203
365,000	Philip Morris International, Inc., 2.500%, 5/16/2016	383,905

		885,129

	Transportation Services – 0.4%
345,000	ERAC USA Finance LLC, 2.250%, 1/10/2014, 144A	348,515

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – 24.5%
$1,915,000	U.S. Treasury Note, 0.875%, 4/30/2017	$1,938,489
3,040,000	U.S. Treasury Note, 1.625%, 8/15/2022	3,020,051
1,960,000	U.S. Treasury Note, 1.625%, 11/15/2022	1,938,562
2,810,000	U.S. Treasury Note, 1.750%, 5/31/2016	2,935,351
1,300,000	U.S. Treasury Note, 1.750%, 5/15/2022	1,311,274
2,620,000	U.S. Treasury Note, 1.875%, 4/30/2014	2,677,415
2,385,000	U.S. Treasury Note, 1.875%, 6/30/2015	2,477,419
3,275,000	U.S. Treasury Note, 2.500%, 4/30/2015	3,441,822

		19,740,383

	Wireless – 0.6%
250,000	America Movil SAB de CV, 3.625%, 3/30/2015	265,076
170,000	Sprint Nextel Corp., 6.000%, 12/01/2016	184,875

		449,951

	Wirelines – 2.1%
215,000	AT&T, Inc., 1.400%, 12/01/2017	215,041
625,000	AT&T, Inc., 5.800%, 2/15/2019	766,896
255,000	Embarq Corp., 7.995%, 6/01/2036	281,653
390,000	Verizon Communications, Inc., 2.450%, 11/01/2022	390,130

		1,653,720

	Total Bonds and Notes (Identified Cost $76,562,200)	79,064,403

Short-Term Investments – 1.6%
1,258,774	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $1,258,775 on 1/02/2013 collateralized by $1,285,000 U.S. Treasury Note, 0.625% due 5/31/2017 valued at $1,286,606 including accrued interest(d) (Identified Cost $1,258,774)	1,258,774

Total Investments – 99.8% (Identified Cost $77,820,974)(a)	80,323,177
Other assets less liabilities – 0.2%	195,214

Net Assets – 100.0%	$80,518,391

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at their most recent settlement price.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $78,206,504 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,272,616
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(155,943)

Net unrealized appreciation	$2,116,673

(b)	Variable rate security. Rate as of December 31, 2012 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of Rule 144A holdings amounted to $1,393,616 or 1.7% of net assets.
ABS ARMs FHLMC FNMA GMTN GNMA MTN REITs

Asset-Backed Securities

Adjustable Rate Mortgages

Federal Home Loan Mortgage Corp.

Federal National Mortgage Association

Global Medium Term Note

Government National Mortgage Association

Medium Term Note

Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$79,064,403	$—	$79,064,403
Short-Term Investments	—	1,258,774	—	1,258,774

Total	$—	$80,323,177	$—	$80,323,177

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2012
Bonds and Notes Commercial Mortgage-Backed Securities	$573,987	$—	$—	$—	$—	$—	$—	$(573,987)	$—	$—

A debt security valued at $573,987 was transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at December 31, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2012 (Unaudited)

Treasuries	24.5%
Collateralized Mortgage Obligations	10.5
Commercial Mortgage-Backed Securities	7.3
Banking	7.0
ABS Car Loan	4.2
Mortgage Related	3.8
Independent Energy	2.6
ABS Student Loan	2.5
Technology	2.5
Electric	2.2
Wirelines	2.1
Other Investments, less than 2% each	29.0
Short-Term Investments	1.6

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 93.8% of Net Assets
Non-Convertible Bonds – 90.2%
	ABS Credit Card – 0.1%
$1,000,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	$1,103,051

	ABS Home Equity – 0.0%
217,177	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.498%, 7/25/2035(b)	201,857
160,566	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 2.662%, 3/25/2035(b)	162,118

		363,975

	ABS Other – 1.1%
2,184,655	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	2,207,200
1,885,517	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	1,937,753
878,043	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	1,036,057
800,000	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	796,041
2,073,226	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	2,212,039

		8,189,090

	Airlines – 2.9%
155,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	161,975
1,105,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018, 144A	1,113,287
331,655	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	374,770
979,578	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	1,090,956
4,287,188	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	4,962,420
160,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/22/2021	169,600
1,569,034	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	1,716,053
4,110,843	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	4,706,916
1,895,814	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	2,137,531
3,170,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	3,359,258
812,343	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	913,886
1,490,000	US Airways Pass Through Trust, Series 2012-2A, Class A , 4.625%, 12/03/2026	1,516,075

		22,222,727

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – 0.6%
$1,930,000	Cummins, Inc., 5.650%, 3/01/2098	$2,005,758
2,665,000	Ford Motor Co., 6.375%, 2/01/2029	2,980,288

		4,986,046

	Banking – 11.2%
2,670,000	Associates Corp. of North America, 6.950%, 11/01/2018	3,216,282
230,000	Bank of America Corp., 5.420%, 3/15/2017	251,933
1,000,000	Bank of America Corp., 5.490%, 3/15/2019	1,110,818
530,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	605,076
985,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	1,260,377
500,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	553,194
2,770,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,654,149
100,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	96,924
30,000	Citigroup, Inc., 5.850%, 12/11/2034	35,173
185,000	Citigroup, Inc., 5.875%, 2/22/2033	196,069
2,515,000	Citigroup, Inc., 6.125%, 8/25/2036	2,741,041
4,670,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	4,087,676
225,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.375%, 1/19/2017	241,714
1,330,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	1,431,245
5,625,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	6,374,964
870,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	997,046
4,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	4,412,625
60,000	JPMorgan Chase & Co., 4.750%, 5/01/2013	60,866
400,000	JPMorgan Chase & Co., EMTN, 1.053%, 5/30/2017, (GBP)(b)	607,594
5,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	519,948
7,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	772,887
900,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	990,771
6,570,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	7,171,484
235,000	Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015	251,051

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$1,700,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	$1,856,461
100,000	Morgan Stanley, 0.820%, 10/15/2015(b)	96,897
1,735,000	Morgan Stanley, 4.875%, 11/01/2022	1,796,409
5,000,000	Morgan Stanley, 5.500%, 7/24/2020	5,625,050
3,800,000	Morgan Stanley, 5.750%, 1/25/2021	4,339,733
2,000,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	2,295,098
100,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	112,179
2,000,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	2,237,757
2,900,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	3,403,475
600,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	657,956
1,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	1,809,568
600,000	Morgan Stanley, Series F, MTN, 0.775%, 10/18/2016(b)	570,381
695,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	787,021
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	465,339
3,550,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	3,746,961
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	67,602
400,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	595,896
100,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	124,731
200,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	208,000
825,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	862,529
100,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	134,989
400,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	410,000
400,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	404,594
2,000,000	Societe Generale S.A., (fixed rate to 12/19/2017, variable rate thereafter), 6.999%, 12/29/2049, (EUR)	2,626,425
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,541,635
300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	349,251

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$4,500,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	$4,846,050

		86,612,894

	Brokerage – 1.0%
2,750,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	2,785,307
765,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)	784,300
1,230,000	Jefferies Group, Inc., 6.250%, 1/15/2036	1,273,050
575,000	Jefferies Group, Inc., 6.450%, 6/08/2027	612,375
105,000	Jefferies Group, Inc., 6.875%, 4/15/2021	117,600
1,530,000	Jefferies Group, Inc., 8.500%, 7/15/2019	1,828,350

		7,400,982

	Building Materials – 1.1%
1,175,000	Masco Corp., 4.800%, 6/15/2015	1,230,795
730,000	Masco Corp., 5.850%, 3/15/2017	794,459
1,695,000	Masco Corp., 6.125%, 10/03/2016	1,872,199
1,330,000	Masco Corp., 6.500%, 8/15/2032	1,375,731
375,000	Masco Corp., 7.750%, 8/01/2029	417,073
251,000	Owens Corning, Inc., 6.500%, 12/01/2016	282,040
2,255,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,495,081

		8,467,378

	Chemicals – 0.2%
185,000	Methanex Corp., 5.250%, 3/01/2022	205,187
980,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	1,059,066

		1,264,253

	Collateralized Mortgage Obligations – 0.1%
675,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	787,512
17,361	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020	19,273

		806,785

	Commercial Mortgage-Backed Securities – 3.3%
160,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.190%, 9/10/2047(b)	178,248

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – continued
$600,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	$689,072
360,000	Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	414,617
200,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	226,386
407,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.715%, 6/11/2040(b)	482,107
24,756	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	24,732
1,055,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	1,210,201
480,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.748%, 6/10/2046(b)	545,136
3,525,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.679%, 6/15/2039(b)	4,058,287
2,030,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.762%, 9/15/2039(b)	2,342,819
685,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	793,782
3,125,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,764,009
1,500,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,768,206
805,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	868,231
350,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.789%, 8/10/2045(b)	403,517
1,090,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.812%, 6/15/2049(b)	1,271,104
1,405,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,625,031
480,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	519,534
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.865%, 6/15/2038(b)	438,786
390,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	448,394
235,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.893%, 6/12/2046(b)	270,708
350,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	382,382
425,000	Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	464,650
250,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	290,294
800,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.275%, 1/11/2043(b)	980,506
200,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	229,987
400,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	458,298

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – continued
$250,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.549%, 3/15/2044, 144A(b)	$247,229

		25,396,253

	Consumer Products – 0.2%
605,000	Hasbro, Inc., 6.600%, 7/15/2028	715,636
780,000	Snap-on, Inc., 6.700%, 3/01/2019	944,819

		1,660,455

	Diversified Manufacturing – 0.2%
700,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	928,613
540,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	989,968

		1,918,581

	Electric – 2.5%
1,200,000	AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018	870,000
1,433,747	Bruce Mansfield Unit, 6.850%, 6/01/2034	1,493,964
1,185,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	1,338,488
555,000	Commonwealth Edison Co., 4.700%, 4/15/2015	603,197
3,400,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	3,368,669
800,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	838,790
600,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	1,065,314
1,000,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	1,217,728
900,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	951,177
5,412,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	5,240,694
700,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	731,150
1,152,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,704,061
150,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	154,071

		19,577,303

	Financial Other – 1.1%
5,040,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	5,209,848
2,500,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	3,481,967

		8,691,815

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Guaranteed – 0.6%
1,000,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	$943,299
2,500,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	2,508,905
970,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	920,424

		4,372,628

	Government Owned - No Guarantee – 1.4%
2,565,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	3,187,012
4,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	5,270,625
9,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	942,444
10,400,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	1,107,283

		10,507,364

	Health Insurance – 0.0%
20,000	CIGNA Corp., 7.875%, 5/15/2027	26,413

	Healthcare – 0.7%
855,000	Boston Scientific Corp., 6.000%, 1/15/2020	997,317
55,000	HCA, Inc., 5.875%, 3/15/2022	59,813
3,065,000	HCA, Inc., 5.875%, 5/01/2023	3,172,275
95,000	HCA, Inc., 6.375%, 1/15/2015	102,719
100,000	HCA, Inc., 7.050%, 12/01/2027	96,250
190,000	HCA, Inc., 7.190%, 11/15/2015	209,000
75,000	HCA, Inc., 7.500%, 12/15/2023	76,688
175,000	HCA, Inc., 7.690%, 6/15/2025	178,938
305,000	HCA, Inc., 8.360%, 4/15/2024	328,637
10,000	HCA, Inc., MTN, 7.580%, 9/15/2025	10,125
305,000	HCA, Inc., MTN, 7.750%, 7/15/2036	310,337

		5,542,099

	Home Construction – 0.6%
3,340,000	Pulte Group, Inc., 6.000%, 2/15/2035	3,106,200
1,455,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,451,362

		4,557,562

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Hybrid ARMs – 0.0%
$47,184	FNMA, 2.270%, 2/01/2037(b)	$49,440
98,237	FNMA, 3.008%, 9/01/2036(b)	105,330

		154,770

	Independent Energy – 1.7%
1,195,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	1,427,421
60,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	64,350
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	59,606
3,000,000	EQT Corp., 8.125%, 6/01/2019	3,713,481
2,150,000	Equitable Resources, Inc., 6.500%, 4/01/2018	2,499,384
1,735,000	Newfield Exploration Co., 5.625%, 7/01/2024	1,873,800
3,480,000	Plains Exploration & Production Co., 6.500%, 11/15/2020	3,854,100

		13,492,142

	Industrial Other – 0.2%
1,150,000	Worthington Industries, Inc., 6.500%, 4/15/2020	1,268,421

	Life Insurance – 2.1%
1,600,000	American International Group, Inc., 6.250%, 3/15/2087	1,708,000
2,600,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	3,386,500
390,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	461,057
110,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	126,337
355,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	480,477
2,355,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	2,848,488
1,095,000	MetLife, Inc., 6.400%, 12/15/2066	1,170,802
2,620,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	2,784,088
2,885,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	3,648,977

		16,614,726

	Local Authorities – 2.1%
4,635,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	4,115,971
4,495,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	5,216,740

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – continued
4,000,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	$4,521,011
229,701	Province of Alberta, 5.930%, 9/16/2016, (CAD)	253,604
1,185,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	1,065,814
670,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	731,334

		15,904,474

	Lodging – 0.5%
1,480,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,673,833
1,660,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	1,998,177

		3,672,010

	Media Non-Cable – 0.1%
240,000	News America, Inc., 8.150%, 10/17/2036	326,820
580,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	585,800

		912,620

	Metals & Mining – 0.7%
420,000	ArcelorMittal, 6.750%, 2/25/2022	440,796
2,305,000	ArcelorMittal, 7.250%, 3/01/2041	2,137,888
510,000	ArcelorMittal, 7.500%, 10/15/2039	479,400
2,070,000	United States Steel Corp., 7.500%, 3/15/2022	2,178,675

		5,236,759

	Mortgage Related – 0.0%
2,941	FHLMC, 10.000%, with various maturities in 2018(d)	3,436
8,254	FNMA, 6.000%, 12/01/2018	9,016
17,146	GNMA, 10.000%, with various maturities in 2018(d)	17,561

		30,013

	Non-Captive Consumer – 1.6%
170,000	SLM Corp., MTN, 4.625%, 9/25/2017	174,038
300,000	SLM Corp., MTN, 5.050%, 11/14/2014	314,898
1,820,000	SLM Corp., MTN, 7.250%, 1/25/2022	2,006,550
240,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	252,988
995,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	994,994

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Consumer – continued
$1,295,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	$1,201,112
2,385,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	2,790,450
1,300,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,150,500
3,615,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	3,235,425

		12,120,955

	Non-Captive Diversified – 2.3%
97,000	Ally Financial, Inc., 8.000%, 12/31/2018	113,490
820,000	General Electric Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	921,027
65,000	General Electric Capital Corp., 5.625%, 5/01/2018	77,190
790,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	686,283
470,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	424,873
2,205,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	1,954,652
655,000	General Electric Capital Corp., Series A, MTN, 0.640%, 5/13/2024(b)	573,232
5,650,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	4,981,325
175,000	International Lease Finance Corp., 5.875%, 4/01/2019	184,450
25,000	International Lease Finance Corp., 5.875%, 8/15/2022	26,480
3,550,000	International Lease Finance Corp., 6.250%, 5/15/2019	3,780,750
3,683,000	International Lease Finance Corp., 6.375%, 3/25/2013	3,721,672
315,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	327,795

		17,773,219

	Oil Field Services – 0.2%
1,090,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,345,896

	Paper – 0.3%
1,500,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,963,960
230,000	Mead Corp. (The), 7.550%, 3/01/2047	260,369
200,000	Westvaco Corp., 8.200%, 1/15/2030	263,887

		2,488,216

	Pipelines – 0.7%
210,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	240,147

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pipelines – continued
$200,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	$257,125
800,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	884,122
965,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	1,051,850
2,000,000	NiSource Finance Corp., 6.125%, 3/01/2022	2,396,878
810,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	951,769

		5,781,891

	Property & Casualty Insurance – 1.5%
1,695,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	2,009,368
2,465,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	2,875,065
115,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	19,550
800,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	805,024
150,000	Progressive Corp., 7.000%, 10/01/2013	157,072
220,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	240,275
805,000	Willis North America, Inc., 7.000%, 9/29/2019	948,665
2,015,000	XL Group PLC, 6.250%, 5/15/2027	2,393,038
1,595,000	XL Group PLC, 6.375%, 11/15/2024	1,917,160

		11,365,217

	Railroads – 0.0%
190,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	163,400

	Refining – 0.1%
750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	838,858

	REITs - Apartments – 0.0%
30,000	ERP Operating LP, 5.125%, 3/15/2016	33,458
115,000	ERP Operating LP, 5.750%, 6/15/2017	135,660

		169,118

	REITs - Office Property – 0.2%
80,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	90,224
1,075,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	1,297,052

		1,387,276

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Shopping Centers – 0.3%
$1,000,000	Equity One, Inc., 6.000%, 9/15/2017	$1,145,426
1,350,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	1,518,701

		2,664,127

	REITs - Single Tenant – 0.1%
95,000	Realty Income Corp., 5.750%, 1/15/2021	111,534
405,000	Realty Income Corp., 6.750%, 8/15/2019	501,354

		612,888

	REITs - Warehouse/Industrials – 0.2%
55,000	ProLogis LP, 5.625%, 11/15/2015	60,687
240,000	ProLogis LP, 5.625%, 11/15/2016	270,816
265,000	ProLogis LP, 5.750%, 4/01/2016	295,342
785,000	ProLogis LP, 7.375%, 10/30/2019	973,261

		1,600,106

	Restaurants – 0.1%
610,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	672,344

	Retailers – 0.0%
118,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	88,500

	Sovereigns – 1.5%
5,250,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	3,121,795
3,100,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	3,553,375
3,200,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	3,572,640
85,235,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	483,683
101,800,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	557,479
20,150,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	123,740

		11,412,712

	Supermarkets – 0.2%
225,000	Delhaize Group S.A., 5.700%, 10/01/2040	210,898
260,000	New Albertson’s, Inc., 7.450%, 8/01/2029	145,600
1,340,000	New Albertson’s, Inc., 8.000%, 5/01/2031	753,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – continued
$115,000	New Albertson’s, Inc., 8.700%, 5/01/2030	$66,700

		1,176,948

	Supranational – 1.6%
4,000,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	2,031,941
45,300,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	4,534,936
4,375,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	4,024,315
3,430,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	1,635,846

		12,227,038

	Technology – 1.3%
210,000	Corning, Inc., 6.850%, 3/01/2029	257,624
810,000	Corning, Inc., 7.000%, 5/15/2024	1,056,504
3,565,000	Corning, Inc., 7.250%, 8/15/2036	4,539,657
3,550,000	Ingram Micro, Inc., 5.250%, 9/01/2017	3,855,279
49,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	56,243
375,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	484,601

		10,249,908

	Tobacco – 0.1%
735,000	Reynolds American, Inc., 6.750%, 6/15/2017	887,599
100,000	Reynolds American, Inc., 7.250%, 6/15/2037	131,133

		1,018,732

	Transportation Services – 0.3%
100,000	APL Ltd., 8.000%, 1/15/2024(c)	92,500
1,388,585	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	1,305,270
945,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	1,144,196

		2,541,966

	Treasuries – 38.2%
135,000	Canadian Government, 1.750%, 3/01/2013, (CAD)	135,890
10,935,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	11,341,421
40,000,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	42,220,971

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
31,580,000		Canadian Government, 3.750%, 6/01/2019, (CAD)	$35,993,009
1,000,000		Canadian Government, 4.000%, 6/01/2016, (CAD)	1,095,667
1,850,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	2,539,390
3,420,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	4,514,105
1,590,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	2,152,038
1,750,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	2,347,789
50,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	65,939
50,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	68,122
50,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	71,792
22,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	205,875
23,620,000		Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	4,734,110
57,675,000		Norwegian Government Bond, 6.500%, 5/15/2013, (NOK)	10,553,443
305,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	327,592
100,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	117,146
37,400,000		U.S. Treasury Note, 0.125%, 12/31/2014	37,306,500
50,000,000		U.S. Treasury Note, 0.250%, 5/31/2014	50,023,450
26,990,000		U.S. Treasury Note, 0.250%, 10/31/2014	26,996,316
7,490,000		U.S. Treasury Note, 0.250%, 11/30/2014	7,490,292
14,885,000		U.S. Treasury Note, 0.250%, 10/15/2015	14,851,271
13,670,000		U.S. Treasury Note, 0.250%, 12/15/2015	13,629,414
26,990,000		U.S. Treasury Note, 0.375%, 11/15/2015	27,015,317

			295,796,859

		Wireless – 0.2%
14,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,111,713
234,000		Sprint Capital Corp., 6.875%, 11/15/2028	243,360
120,000		Sprint Capital Corp., 6.900%, 5/01/2019	130,800
366,000		Sprint Nextel Corp., 6.000%, 12/01/2016	398,025

			1,883,898

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – 2.9%
$2,000,000	BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	$2,113,938
2,870,000	CenturyLink, Inc., 6.450%, 6/15/2021	3,171,347
245,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	253,152
2,265,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,351,075
1,220,000	Embarq Corp., 7.995%, 6/01/2036	1,347,516
300,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	357,986
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	132,465
500,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	567,107
2,875,000	Qwest Corp., 6.875%, 9/15/2033	2,889,375
1,880,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,837,700
500,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	770,566
1,700,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	2,885,139
2,170,000	Verizon New England, Inc., 7.875%, 11/15/2029	2,882,815
695,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	814,773

		22,374,954

	Total Non-Convertible Bonds (Identified Cost $620,790,110)	698,708,615

Convertible Bonds – 3.0%
	Automotive – 0.2%
1,035,000	Ford Motor Co., 4.250%, 11/15/2016	1,640,475

	Independent Energy – 0.3%
1,750,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	1,575,000
865,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	827,156

		2,402,156

	Life Insurance – 1.2%
8,995,000	Old Republic International Corp., 3.750%, 3/15/2018	9,360,422

	Technology – 1.3%
3,505,000	Intel Corp., 2.950%, 12/15/2035	3,634,247
4,700,000	Intel Corp., 3.250%, 8/01/2039	5,507,813
530,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	523,706

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$40,000	Micron Technology, Inc., 1.875%, 6/01/2014	$39,650

		9,705,416

	Total Convertible Bonds (Identified Cost $20,977,960)	23,108,469

Municipals – 0.6%
	Illinois – 0.1%
1,105,000	State of Illinois, 5.100%, 6/01/2033	1,093,022

	Michigan – 0.1%
1,030,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	862,357

	Ohio – 0.1%
750,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	670,822

	Virginia – 0.3%
2,815,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	2,003,070

	Total Municipals (Identified Cost $5,406,132)	4,629,271

	Total Bonds and Notes (Identified Cost $647,174,202)	726,446,355

Senior Loans – 0.4%
	Non-Captive Diversified – 0.4%
2,950,000	Flying Fortress, Inc., 1st Lien Term Loan, 5.000%, 6/30/2017(b) (Identified Cost $2,925,027)	2,972,125

Shares
Common Stocks – 2.7%
	Biotechnology – 0.1%
13,708	Vertex Pharmaceuticals, Inc.(e)	574,914

	Chemicals – 0.5%
31,080	PPG Industries, Inc.	4,206,678

	Electronic Equipment, Instruments & Components – 1.6%
950,000	Corning, Inc.	11,989,000

	Oil, Gas & Consumable Fuels – 0.5%
85,496	Repsol YPF S.A., Sponsored ADR	1,786,866
34,819	Royal Dutch Shell PLC, ADR	2,400,770

		4,187,636

	Total Common Stocks (Identified Cost $19,174,987)	20,958,228

Shares	Description	Value (†)
Preferred Stocks – 0.7%
Non-Convertible Preferred Stocks – 0.4%
	Electric – 0.0%
263	Connecticut Light & Power Co., 2.200%	$12,164
11	MDU Resources Group, Inc., 5.100%	1,099
100	San Diego Gas & Electric Co., 4.500%	2,040
3,160	Union Electric Co., 4.500%	297,040

		312,343

	Government Sponsored – 0.4%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(f)	3,142,500

	Non-Captive Diversified – 0.0%
161	Ally Financial, Inc., Series G, 7.000%, 144A	158,127

	Total Non-Convertible Preferred Stocks (Identified Cost $3,217,162)	3,612,970

Convertible Preferred Stocks – 0.3%
	Banking – 0.1%
940	Bank of America Corp., Series L, 7.250%	1,066,900

	Pipelines – 0.2%
20,775	El Paso Energy Capital Trust I, 4.750%	1,146,780

	Total Convertible Preferred Stocks (Identified Cost $1,732,760)	2,213,680

	Total Preferred Stocks (Identified Cost $4,949,922)	5,826,650

Principal Amount (‡)
Short-Term Investments – 1.6%
$38,514	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2012 at 0.010% to be repurchased at $ 38,514 on 1/02/2013 collateralized by $45,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $45,069 including accrued interest(g)	38,514
12,201,556	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $12,201,563 on 1/02/2013 collateralized by $12,435,000 U.S. Treasury Note, 0.625% due 5/31/2017 valued at $12,450,544 including accrued interest(g)	12,201,556

	Total Short-Term Investments (Identified Cost $12,240,070)	12,240,070

	Total Investments – 99.2% (Identified Cost $686,464,208)(a)	768,443,428
	Other assets less liabilities – 0.8%	6,152,091

	Net Assets – 100.0%	$774,595,519

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price.

Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $689,416,860 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$82,399,496
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,372,928)

Net unrealized appreciation	$79,026,568

(b)	Variable rate security. Rate as of December 31, 2012 is disclosed.
(c)	Illiquid security. At December 31, 2012, the value of these securities amounted to $4,673,373 or 0.6% of net assets.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Non-income producing security.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of Rule 144A holdings amounted to $93,355,382 or 12.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$726,446,355	$—	$726,446,355
Senior Loans*	—	2,972,125	—	2,972,125
Common Stocks*	20,958,228	—	—	20,958,228
Preferred Stocks
Non-Convertible Preferred Stocks
Electric	311,244	1,099	—	312,343
Government Sponsored	—	3,142,500	—	3,142,500
Non-Captive Diversified	—	158,127	—	158,127

Total Non-Convertible Preferred Stocks	311,244	3,301,726	—	3,612,970

Convertible Preferred Stocks*	2,213,680	—	—	2,213,680

Total Preferred Stocks	2,524,924	3,301,726	—	5,826,650

Short-Term Investments	—	12,240,070	—	12,240,070

Total	$23,483,152	$744,960,276	$—	$768,443,428

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2012
Bonds and Notes
Non-Convertible Bonds
Banking	$3,974,306	$—	$—	$—	$—	$—	$—	$(3,974,306)	$—	$—
Transportation Services	85,250	—	—	—	—	—	—	(85,250)	—	—

Total	$4,059,556	$—	$—	$—	$—	$—	$—	$(4,059,556)	$—	$—

A debt security valued at $85,250 was transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at December 31, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $3,974,306 was transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies but was misclassified as Level 3; at December 31, 2012, this security was valued using the same method and was appropriately classified as Level 2.

All Transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2012 (Unaudited)

Treasuries	38.2%
Banking	11.3
Life Insurance	3.3
Commercial Mortgage-Backed Securities	3.3
Wirelines	2.9
Airlines	2.9
Non-Captive Diversified	2.7
Technology	2.6
Electric	2.5
Local Authorities	2.1
Independent Energy	2.0
Other Investments, less than 2% each	23.8
Short-Term Investments	1.6

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

Currency Exposure Summary at December 31, 2012 (Unaudited)

United States Dollar	74.1%
Canadian Dollar	11.8
New Zealand Dollar	2.9
Australian Dollar	2.6
Euro	2.1
Norwegian Krone	2.0
Other, less than 2% each	3.7

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 118.0% of Net Assets
	ABS Car Loan – 7.8%
$4,235,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	$4,580,542
3,709,751	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 8/15/2017, 144A	3,709,210
1,083,367	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 1/15/2015, 144A	1,083,792
423,882	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	456,466
6,913,129	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	6,946,130
3,985,000	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 9/16/2019, 144A	4,007,970
2,075,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	2,075,579
3,375,388	Exeter Automobile Receivables Trust, Series 2012-1A, Class A, 2.020%, 8/15/2016, 144A	3,400,231
2,000,000	First Investors Auto Owners Trust, Series 2012-2A, Class B, 2.470%, 5/15/2018, 144A	2,041,922
3,190,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.290%, 3/25/2016, 144A	3,469,661
2,440,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class B2, 5.930%, 3/25/2016, 144A	2,610,512
1,356,255	Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.209%, 9/20/2016, 144A(b)	1,359,103
3,684,246	Santander Drive Auto Receivables Trust, Series 2011-S1A, Class D, 3.100%, 5/15/2017, 144A	3,695,188
1,435,833	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 6/15/2017, 144A	1,443,543
3,395,000	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	3,393,642
1,343,547	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 6/15/2016, 144A	1,349,449
1,400,000	SNAAC Auto Receivables Trust, Series 2012-1A, Class B, 3.110%, 6/15/2017, 144A	1,406,976
7,100,000	Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.990%, 4/15/2019, 144A	7,097,891

		54,127,807

	ABS Credit Card – 4.3%
6,660,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.959%, 8/15/2018, 144A(b)	6,928,305
2,815,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	3,052,575
4,975,000	GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020	5,679,634
3,195,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	3,444,299
10,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	11,058,820

		30,163,633

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – 2.1%
$786,059	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036	$531,043
508,933	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.265%, 7/25/2021(b)	478,393
415,795	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	416,717
1,291,285	Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035	1,076,255
411,396	Countrywide Home Loans, Series 2004-HYB5, Class 6A2, 2.992%, 4/20/2035(b)	166,638
3,276,727	First Horizon Alternative Mortgage Securities, Series 2006-AA3, Class A1, 2.502%, 6/25/2036(b)	2,344,013
536,679	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.498%, 7/25/2035(b)	498,820
274,589	Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021	267,136
1,281,948	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021	1,249,293
60,234	Residential Accredit Loans, Inc., Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021	57,477
1,706,562	Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.360%, 7/25/2036(b)	1,202,759
7,179,621	Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.908%, 11/25/2036(b)	5,925,033
443,746	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 2.662%, 3/25/2035(b)	448,035

		14,661,612

	ABS Other – 7.8%
7,250,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	7,368,537
3,539,714	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 9/15/2019, 144A	3,540,121
3,984,209	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	4,099,847
8,170,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	8,332,101
3,180,000	GE Dealer Floorplan Master Note Trust, Series 2011-1, Class A, 0.811%, 7/20/2016(b)	3,197,112
664,707	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	692,184
9,624,881	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	9,968,046
1,638,126	Premium Yield Facility, Series 2010-A, 6.080%, 2/20/2026, 144A(c)	1,668,710
734,878	Sierra Receivables Funding Co., Series 2007-1A, Class A2, 0.361%, 3/20/2019, 144A(b)	729,575
569,647	Sierra Receivables Funding Co., Series 2010-1A, Class A1, 4.480%, 7/20/2026, 144A	581,378
941,870	Sierra Receivables Funding Co., Series 2010-2A, Class A, 3.840%, 11/20/2025, 144A	963,357
1,285,757	Sierra Receivables Funding Co., Series 2010-3A, Class A, 3.510%, 11/20/2025, 144A	1,327,442
1,390,778	Sierra Receivables Funding Co., Series 2011-3A, Class A, 3.370%, 7/20/2028, 144A	1,428,361

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$2,678,424	Sierra Receivables Funding Co., Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	$2,731,510
3,049,048	SVO VOI Mortgage Corp., Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	3,048,554
4,478,167	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 2.709%, 7/15/2041, 144A(b)	4,504,848

		54,181,683

	ABS Student Loan – 3.0%
4,900,000	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.310%, 7/01/2024(b)	4,949,534
15,565,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.315%, 7/25/2025(b)(d)	15,807,036

		20,756,570

	Collateralized Mortgage Obligations – 28.9%
386,147	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(d)	434,606
568,082	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(d)(e)	117,759
6,500,000	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019(d)	7,128,310
7,177,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(d)	8,373,298
10,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020(d)	11,309,443
6,207,563	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class B1, 6.041%, 2/15/2038(b)(e)	1,127,808
4,849,347	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 5.016%, 6/15/2048(b)(d)(e)	5,100,882
450,000	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	541,010
5,135,291	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.941%, 12/15/2036(b)(d)	5,464,068
2,381,391	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(d)(e)	442,264
19,610,797	Federal Home Loan Mortgage Corp., Series 3149, Class LS, 6.991%, 5/15/2036(b)(d)(e)	4,764,892
855,245	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 7.031%, 1/25/2024(b)(e)	159,132
2,877,962	Federal National Mortgage Association, REMIC, Series 2003-26, Class OI, 5.500%, 11/25/2032(d)(e)	192,015
779,378	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 7.090%, 8/25/2036(b)(e)	144,233
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(d)	1,134,396
10,000,000	Federal National Mortgage Association, REMIC, Series 2008-42, Class AY, 5.000%, 5/25/2023(d)	11,175,910
8,923,054	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 4.645%, 8/25/2038(b)(d)	9,140,116
2,443,220	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 4.581%, 3/25/2039(b)(d)	2,618,170
420,000	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024	456,441
4,569,119	Federal National Mortgage Association, REMIC, Series 2011-19, Class FM, 0.760%, 5/25/2040(b)	4,608,556

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$2,809,438	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/01/2033(d)(e)	$406,634
553,626	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/01/2033(d)(e)	120,499
3,173,651	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 8/01/2033(d)(e)	546,391
627,855	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 8/01/2033(d)(e)	86,271
7,299,437	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/01/2035(d)(e)	1,050,369
3,037,207	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/01/2035(d)(e)	469,766
2,611,520	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/01/2036(d)(e)	412,427
4,888,410	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/01/2036(d)(e)	809,850
1,877,028	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/01/2036(d)(e)	254,548
2,311,330	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/01/2036(d)(e)	308,430
2,691,093	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/01/2037(d)(e)	346,739
2,449,130	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(d)(e)	431,715
1,136,414	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(d)(e)	195,925
2,039,027	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(d)(e)	302,192
1,244,313	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(d)(e)	263,262
440,353	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/01/2038(d)(e)	54,282
2,733,165	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(d)(e)	295,326
8,534,980	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(d)(e)	1,021,659
3,079,686	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(d)(e)	499,226
2,163,633	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(d)(e)	368,411
1,716,410	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(d)(e)	267,393
357,691	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(d)(e)	45,275
11,745,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)(d)	13,615,509
9,616,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(b)(d)	11,015,061
16,860,000	FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2, 3.154%, 2/25/2018(d)	18,442,867
2,670,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018(d)	2,866,680
4,865,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018(d)	5,133,256
26,600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KAIV, Class A2, 3.989%, 6/25/2021(d)	30,540,045

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$25,895,973	Government National Mortgage Association, Series 2006-51, Class IO, 0.477%, 8/16/2046(b)(d)(e)	$601,874
500,000	Government National Mortgage Association, Series 2007-75, Class C, 5.533%, 9/16/2038	537,310
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)(d)	4,897,532
73,366,989	Government National Mortgage Association, Series 2010-I24, Class X, 1.023%, 12/16/2052(b)(d)(e)	5,630,403
23,566,961	Government National Mortgage Association, Series 2011-38, Class IO, 0.970%, 4/16/2053(b)(d)(e)	1,305,845
14,057,753	Government National Mortgage Association, Series 2011-53, Class IO, 1.341%, 5/16/2051(b)(d)(e)	911,083
34,589,133	Government National Mortgage Association, Series 2012-23, Class IO, 1.556%, 6/16/2053(b)(d)(e)	2,582,701
34,567,568	Government National Mortgage Association, Series 2012-53, Class IO, 1.086%, 3/16/2047(b)(d)(e)	2,621,985
39,569,485	Government National Mortgage Association, Series 2012-55, Class IO, 1.237%, 4/16/2052(b)(d)(e)	2,546,929
29,734,891	Government National Mortgage Association, Series 2012-58, Class IO, 1.030%, 2/16/2053(b)(d)(e)	2,530,320
29,748,314	Government National Mortgage Association, Series 2012-70, Class IO, 0.962%, 8/16/2052(b)(d)(e)	2,031,155
24,789,666	Government National Mortgage Association, Series 2012-79, Class IO, 1.051%, 3/16/2053(b)(e)	2,065,450
24,866,415	Government National Mortgage Association, Series 2012-95, Class IO, 1.048%, 2/16/2053(b)(e)	2,263,366
17,000,000	Government National Mortgage Association, Series 2012-100, Class IC, 1.592%, 9/16/2050(b)(e)	2,080,137
26,659,291	Government National Mortgage Association, Series 2012-100, Class IO, 0.886%, 8/16/2052(b)(e)	1,963,457
12,925,139	Government National Mortgage Association, Series 2012-111, Class IC, 1.492%, 9/16/2050(b)(e)	1,521,586

		200,694,450

	Commercial Mortgage-Backed Securities – 29.4%
189,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.190%, 9/10/2047(b)	210,556
85,580	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.522%, 7/10/2046	86,528
1,502,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	1,756,655
1,090,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,233,806
8,870,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	10,174,866
250,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.748%, 6/10/2046(b)	283,925
1,325,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,398,239
4,860,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.804%, 6/15/2038(b)	5,517,014
5,250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	5,968,284

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Commercial Mortgage-Backed Securities – continued
$7,038,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.679%, 6/15/2039(b)	$8,102,758
5,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.762%, 9/15/2039(b)	5,770,490
11,163,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	12,935,751
4,108,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.052%, 2/15/2041(b)	4,791,505
4,615,000	CW Capital Cobalt Ltd., Series 2007-C2, Class A3, 5.484%, 4/15/2047	5,350,086
13,700,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049(d)	16,149,615
8,745,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	10,071,800
125,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/2038	132,085
190,149	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038	196,175
12,500,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.789%, 8/10/2045(b)(d)	14,411,325
7,980,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/2043	9,106,002
3,200,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,683,053
7,585,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	8,772,857
3,090,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A5, 2.840%, 12/15/2047	3,157,031
4,700,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	5,379,065
7,525,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	8,682,616
6,730,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	7,892,345
145,745	Morgan Stanley Capital I, Series 2006-T23, Class A2, 5.749%, 8/12/2041(b)	146,548
7,282,738	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.575%, 4/12/2049(b)	8,224,891
7,000,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	7,908,600
9,130,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	10,601,537
7,381,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.882%, 6/11/2049(b)	8,677,347
14,000,000	Motel 6 Trust, Series 2012-MTL6, Class B, 2.743%, 10/05/2025, 144A	14,133,784
3,909	Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2, 4.380%, 10/15/2041	3,907
2,420,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	2,772,700

		203,683,746

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – 6.1%
$4,309,963	FHLMC, 2.340%, 6/01/2035(b)(d)	$4,573,532
1,943,274	FHLMC, 2.372%, 4/01/2035(b)(d)	2,080,435
180,705	FHLMC, 2.393%, 1/01/2035(b)(d)	192,488
3,186,887	FHLMC, 2.706%, 11/01/2036(b)(d)	3,398,208
2,706,680	FHLMC, 2.483%, 5/01/2037(b)(d)	2,880,064
2,434,144	FHLMC, 3.177%, 2/01/2037(b)(d)	2,560,254
739,069	FHLMC, 4.998%, 1/01/2036(b)(d)	795,933
1,002,975	FHLMC, 6.034%, 11/01/2036(b)(d)	1,085,781
2,075,642	FNMA, 2.270%, 9/01/2034(b)(d)	2,213,180
906,683	FNMA, 2.270%, 2/01/2037(b)(d)	950,040
955,281	FNMA, 3.008%, 9/01/2036(b)(d)	1,024,252
5,814,030	FNMA, 4.823%, 8/01/2038(b)(d)	6,242,576
458,558	FNMA, 5.371%, 10/01/2035(b)(d)	496,552
12,643,149	FNMA, 5.789%, 9/01/2037(b)(d)	13,639,815

		42,133,110

	Mortgage Related – 28.6%
301,166	FHLMC, 5.000%, 9/01/2035(d)	325,202
1,628,709	FNMA, 5.500%, 8/01/2034(d)	1,851,076
23,483	FNMA, 6.000%, 10/01/2034(d)	26,113
7,266	FNMA, 7.000%, 12/01/2037(d)	8,648
35,500,000	FNMA (TBA), 2.500%, 1/01/2028(f)	37,119,687
34,000,000	FNMA (TBA), 3.500%, 1/01/2043(f)	36,248,515
13,000,000	FNMA (TBA), 4.000%, 1/01/2043(f)	13,934,375
26,700,000	FNMA (TBA), 4.500%, 1/01/2043(f)	28,841,215
19,000,000	FNMA (TBA), 5.000%, 1/01/2043(f)	20,579,375
668,915	GNMA, 1.949%, 7/20/2060(b)	712,205
482,868	GNMA, 1.966%, 9/20/2060(b)	515,938
2,785,167	GNMA, 1.967%, 2/20/2061(b)	2,972,023
1,955,190	GNMA, 4.479%, 2/20/2062	2,211,315

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$1,780,604	GNMA, 4.500%, 9/20/2060	$2,028,827
3,595,497	GNMA, 4.521%, 12/20/2061	4,105,015
520,768	GNMA, 4.570%, 10/20/2061	593,317
508,885	GNMA, 4.578%, 11/20/2061	580,515
1,049,641	GNMA, 4.600%, 10/20/2061	1,197,768
11,866,194	GNMA, 4.659%, 2/20/2062(d)	13,630,496
13,440,758	GNMA, 4.670%, 12/20/2061(d)	15,394,882
718,465	GNMA, 4.684%, 1/20/2062	824,064
2,515,347	GNMA, 4.700%, with various maturities in 2061(g)	2,874,315
3,106,178	GNMA, 4.720%, 6/20/2061	3,536,992
1,026,758	GNMA, 4.798%, 5/20/2061	1,170,995
1,541,712	GNMA, 4.808%, 8/20/2062	1,765,806
1,027,392	GNMA, 4.951%, 1/20/2062	1,180,093
847,622	GNMA, 5.500%, with various maturities in 2059(g)	939,047
3,186,496	GNMA, 6.514%, 5/20/2061	3,603,605

		198,771,424

	Total Bonds and Notes (Identified Cost $778,693,230)	819,174,035

Short-Term Investments – 1.1%
6,980,868	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $6,980,872 on 1/2/2013 collateralized by $6,775,000 U.S. Treasury Note, 2.125% due 12/31/2015 valued at $7,122,219 including accrued interest(h)	6,980,868
750,000	U.S. Treasury Bill, 0.039%, 3/28/2013(i)	749,938

	Total Short-Term Investments (Identified Cost $7,730,799)	7,730,806

	Total Investments – 119.1% (Identified Cost $786,424,029)(a)	826,904,841
	Other assets less liabilities – (19.1)%	(132,884,831)

	Net Assets – 100.0%	$694,020,010

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at their most recent settlement price.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $786,424,029 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$47,177,701
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,696,889)

Net unrealized appreciation	$40,480,812

(b)	Variable rate security. Rate as of December 31, 2012 is disclosed.
(c)	Illiquid security. At December 31, 2012, the value of this security amounted to $1,668,710 or 0.2% of net assets.
(d)	All or a portion of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles.
(g)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of Rule 144A holdings amounted to $118,464,863 or 17.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2012, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/28/2013	574	$71,413,672	$43,793
10 Year U.S. Treasury Note	3/19/2013	314	41,693,313	136,801

Total				$180,594

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Car Loan	$—	$47,181,677	$6,946,130	$54,127,807
ABS Other	—	52,512,973	1,668,710	54,181,683
All Other Bonds and Notes*	—	710,864,545	—	710,875,660

Total Bonds and Notes	—	810,559,195	8,614,840	819,174,035

Short-Term Investments	—	7,730,806	—	7,730,806

Total Investments	—	818,290,001	8,614,840	826,904,841

Futures Contracts (unrealized appreciation)	180,594	—	—	180,594

Total	$180,594	$818,290,001	$8,614,840	$827,085,435

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2012
Bonds and Notes
ABS Car Loan	$2,076,141	$—	$10	$33,949	$6,984,042	$(71,871)	$—	$(2,076,141)	$6,946,130	$33,949
ABS Other	1,985,539	—	—	(11,920)	—	(304,909)	—	—	1,668,710	(5,250)
Collateralized Mortgage Obligations	128,960	—	—	—	—	—	—	(128,960)	—	—
Mortgage Related	2,957,232	—	—	—	—	—	—	(2,957,232)	—	—

Total	$7,147,872	$—	$10	$22,029	$6,984,042	$(376,780)	$—	$(5,162,333)	$8,614,840	$28,699

Debt securities valued at $5,162,333 were transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at December 31, 2012, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage their duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended December 31, 2012, the Fund used futures contracts to manage duration.

Derivatives are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. As of December 31, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at counterparties for initial/variation margin that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $784,943.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral.

The following is a summary of derivative instruments for the Fund, as of December 31, 2012:

Asset Derivatives	Interest Rate Contracts
Futures (unrealized appreciation)	$180,594

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at December 31, 2012 (Unaudited)

Commercial Mortgage-Backed Securities	29.4%
Collateralized Mortgage Obligations	28.9
Mortgage Related	28.6
ABS Other	7.8
ABS Car Loan	7.8
Hybrid ARMs	6.1
ABS Credit Card	4.3
ABS Student Loan	3.0
ABS Home Equity	2.1
Short-Term Investments	1.1

Total Investments	119.1
Other assets less liabilities (including open futures contracts)	(19.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 96.7% of Net Assets
	Auto Components – 1.4%
534,579	Dana Holding Corp.	$8,344,778
172,744	Tenneco, Inc.(b)	6,065,042

		14,409,820

	Building Products – 0.7%
136,504	Armstrong World Industries, Inc.(b)	6,924,848

	Capital Markets – 0.8%
238,176	Stifel Financial Corp.(b)	7,614,487

	Chemicals – 3.1%
167,658	Cabot Corp.	6,671,112
112,430	Koppers Holdings, Inc.	4,289,204
133,894	Minerals Technologies, Inc.	5,345,048
282,814	Olin Corp.	6,105,954
83,411	WR Grace & Co.(b)	5,607,722
182,181	Zep, Inc.	2,630,694

		30,649,734

	Commercial Banks – 9.6%
587,102	BancorpSouth, Inc.	8,536,463
618,248	Cathay General Bancorp	12,055,836
159,134	City National Corp.	7,880,316
495,700	CVB Financial Corp.	5,155,280
482,130	First Financial Bancorp	7,048,740
138,673	First Financial Bankshares, Inc.	5,409,634
160,056	IBERIABANK Corp.	7,861,951
203,360	PacWest Bancorp	5,039,261
246,925	Pinnacle Financial Partners, Inc.(b)	4,652,067
260,432	Popular, Inc.(b)	5,414,381
183,036	Prosperity Bancshares, Inc.	7,687,512
133,352	Signature Bank(b)	9,513,332
264,608	Wintrust Financial Corp.	9,711,113

		95,965,886

	Commercial Services & Supplies – 4.3%
586,807	ACCO Brands Corp.(b)	4,307,163
190,865	Brink’s Co. (The)	5,445,379
452,349	KAR Auction Services, Inc.	9,155,544
144,766	McGrath Rentcorp	4,201,109
38,464	Performant Financial Corp.(b)	388,486
392,786	Rollins, Inc.	8,657,003
113,921	Team, Inc.(b)	4,333,555
182,077	Waste Connections, Inc.	6,152,382

		42,640,621

	Communications Equipment – 1.7%
955,221	Brocade Communications Systems, Inc.(b)	5,091,328
662,976	Harmonic, Inc.(b)	3,361,288

Shares	Description	Value (†)
Common Stocks – continued
	Communications Equipment – continued
214,858	NETGEAR, Inc.(b)	$8,469,703

		16,922,319

	Computers & Peripherals – 0.3%
256,240	QLogic Corp.(b)	2,493,215

	Construction & Engineering – 1.1%
289,603	MYR Group, Inc.(b)	6,443,667
278,607	Primoris Services Corp.	4,190,249

		10,633,916

	Consumer Finance – 1.3%
93,736	Cash America International, Inc.	3,718,507
503,699	DFC Global Corp.(b)	9,323,469

		13,041,976

	Distributors – 0.5%
109,064	Core-Mark Holding Co., Inc.	5,164,180

	Diversified Financial Services – 0.8%
222,094	MarketAxess Holdings, Inc.	7,839,918

	Electric Utilities – 2.4%
220,623	ALLETE, Inc.	9,041,131
74,254	ITC Holdings Corp.	5,710,875
261,847	UIL Holdings Corp.	9,376,741

		24,128,747

	Electrical Equipment – 3.4%
242,553	AZZ, Inc.	9,321,312
181,646	Belden, Inc.	8,172,253
128,758	EnerSys(b)	4,845,164
140,144	General Cable Corp.(b)	4,261,779
148,139	Global Power Equipment Group, Inc.	2,540,584
285,438	II-VI, Inc.(b)	5,214,952

		34,356,044

	Electronic Equipment, Instruments & Components – 3.7%
95,292	Cognex Corp.	3,508,651
359,931	GSI Group, Inc.(b)	3,117,003
122,912	Littelfuse, Inc.	7,584,900
337,014	Methode Electronics, Inc.	3,380,250
146,804	Rogers Corp.(b)	7,290,287
158,371	ScanSource, Inc.(b)	5,031,447
696,707	Vishay Intertechnology, Inc.(b)	7,405,995

		37,318,533

	Energy Equipment & Services – 2.3%
289,873	Helix Energy Solutions Group, Inc.(b)	5,982,979
149,148	Lufkin Industries, Inc.	8,669,973
148,637	Oceaneering International, Inc.	7,995,184

		22,648,136

	Food & Staples Retailing – 0.9%
62,891	Casey’s General Stores, Inc.	3,339,512

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – continued
348,659	Spartan Stores, Inc.	$5,355,402

		8,694,914

	Food Products – 1.8%
329,955	Darling International, Inc.(b)	5,292,478
147,190	Ingredion, Inc.	9,483,452
52,080	J & J Snack Foods Corp.	3,329,995

		18,105,925

	Gas Utilities – 0.9%
280,109	UGI Corp.	9,162,365

	Health Care Equipment & Supplies – 1.2%
155,947	SurModics, Inc.(b)	3,486,975
112,062	Teleflex, Inc.	7,991,141

		11,478,116

	Health Care Providers & Services – 2.9%
303,234	Bio-Reference Labs, Inc.(b)	8,699,783
193,953	Hanger Orthopedic Group, Inc.(b)	5,306,554
104,030	MEDNAX, Inc.(b)	8,272,466
136,766	WellCare Health Plans, Inc.(b)	6,659,137

		28,937,940

	Hotels, Restaurants & Leisure – 3.8%
139,446	Churchill Downs, Inc.	9,266,187
88,405	Cracker Barrel Old Country Store, Inc.	5,680,905
233,793	Marriott Vacations Worldwide Corp.(b)	9,742,154
113,080	Six Flags Entertainment Corp.	6,920,496
124,251	Wyndham Worldwide Corp.	6,611,396

		38,221,138

	Household Durables – 1.4%
198,906	Jarden Corp.(b)	10,283,440
253,579	La-Z-Boy, Inc.	3,588,143

		13,871,583

	Industrial Conglomerates – 0.7%
276,158	Raven Industries, Inc.	7,279,525

	Insurance – 3.8%
446,540	Employers Holdings, Inc.	9,189,793
326,467	HCC Insurance Holdings, Inc.	12,147,837
216,618	ProAssurance Corp.	9,139,113
133,959	Reinsurance Group of America, Inc., Class A	7,169,486

		37,646,229

	Internet & Catalog Retail – 1.3%
106,960	HSN, Inc.	5,891,357
97,059	Liberty Ventures, Series A(b)	6,576,718

		12,468,075

	Internet Software & Services – 0.6%
51,422	IAC/InterActiveCorp	2,432,261

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – continued
341,227	Perficient, Inc.(b)	$4,019,654

		6,451,915

	IT Services – 2.9%
371,258	Convergys Corp.	6,092,344
354,406	Euronet Worldwide, Inc.(b)	8,363,981
194,135	WEX, Inc.(b)	14,631,955

		29,088,280

	Machinery – 5.6%
172,663	Actuant Corp., Class A	4,819,024
110,937	Alamo Group, Inc.	3,620,984
296,706	Albany International Corp., Class A	6,729,292
388,545	Altra Holdings, Inc.	8,567,417
185,466	John Bean Technologies Corp.	3,295,731
34,988	Middleby Corp. (The)(b)	4,485,811
154,668	RBC Bearings, Inc.(b)	7,744,227
189,727	TriMas Corp.(b)	5,304,767
123,266	Wabtec Corp.	10,790,706

		55,357,959

	Marine – 0.8%
121,016	Kirby Corp.(b)	7,489,680

	Media – 1.7%
67,064	Arbitron, Inc.	3,130,548
186,322	John Wiley & Sons, Inc., Class A	7,253,515
447,724	Live Nation Entertainment, Inc.(b)	4,168,310
174,283	National CineMedia, Inc.	2,462,619

		17,014,992

	Metals & Mining – 2.7%
102,828	Haynes International, Inc.	5,333,688
560,885	Horsehead Holding Corp.(b)	5,726,636
136,673	Reliance Steel & Aluminum Co.	8,487,393
440,342	SunCoke Energy, Inc.(b)	6,864,932

		26,412,649

	Multi Utilities – 0.3%
96,223	NorthWestern Corp.	3,341,825

	Multiline Retail – 0.5%
398,351	Fred’s, Inc. Class A	5,302,052

	Oil, Gas & Consumable Fuels – 1.9%
109,369	Berry Petroleum Co., Class A	3,669,330
232,910	Cloud Peak Energy, Inc.(b)	4,502,150
488,885	EPL Oil & Gas, Inc.(b)	11,024,357

		19,195,837

	Pharmaceuticals – 0.7%
338,279	Impax Laboratories, Inc.(b)	6,931,337

	REITs - Apartments – 2.7%
233,803	American Campus Communities, Inc.	10,785,332

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
124,279	Home Properties, Inc.	$7,619,546
133,984	Mid-America Apartment Communities, Inc.	8,675,464

		27,080,342

	REITs - Diversified – 1.2%
224,639	DuPont Fabros Technology, Inc.	5,427,278
157,581	Potlatch Corp.	6,175,600

		11,602,878

	REITs - Healthcare – 0.9%
365,621	Omega Healthcare Investors, Inc.	8,720,061

	REITs - Hotels – 0.8%
1,629,443	Hersha Hospitality Trust	8,147,215

	REITs - Office Property – 1.0%
532,268	BioMed Realty Trust, Inc.	10,288,740

	REITs - Single Tenant – 0.6%
195,910	National Retail Properties, Inc.	6,112,392

	REITs - Storage – 2.1%
701,228	CubeSmart	10,216,892
180,366	Sovran Self Storage, Inc.	11,200,729

		21,417,621

	Road & Rail – 3.0%
381,765	Avis Budget Group, Inc.(b)	7,566,582
101,398	Genesee & Wyoming, Inc., Class A(b)	7,714,360
293,871	Old Dominion Freight Line, Inc.(b)	10,073,898
207,617	Werner Enterprises, Inc.	4,499,060

		29,853,900

	Semiconductors & Semiconductor Equipment – 2.3%
363,448	Lattice Semiconductor Corp.(b)	1,450,158
278,294	Semtech Corp.(b)	8,056,611
623,606	Teradyne, Inc.(b)	10,532,705
194,497	Volterra Semiconductor Corp.(b)	3,339,514

		23,378,988

	Software – 1.3%
285,214	Monotype Imaging Holdings, Inc.	4,557,720
234,725	SS&C Technologies Holdings, Inc.(b)	5,426,842
127,013	Synchronoss Technologies, Inc.(b)	2,678,704

		12,663,266

	Specialty Retail – 4.1%
282,867	Barnes & Noble, Inc.(b)	4,268,463
131,282	Genesco, Inc.(b)	7,220,510
941,746	Hot Topic, Inc.	9,087,849
105,292	Jos. A. Bank Clothiers, Inc.(b)	4,483,333
175,920	Rent-A-Center, Inc.	6,044,611
411,780	Sally Beauty Holdings, Inc.(b)	9,705,655

		40,810,421

Shares	Description	Value (†)
Common Stocks – continued
	Thrifts & Mortgage Finance – 0.7%
557,049	Capitol Federal Financial, Inc.	$6,511,903

	Trading Companies & Distributors – 1.5%
91,850	DXP Enterprises, Inc.(b)	4,507,080
211,603	H&E Equipment Services, Inc.	3,188,857
341,141	Rush Enterprises, Inc., Class A(b)	7,051,384

		14,747,321

	Transportation Infrastructure – 0.3%
251,543	Wesco Aircraft Holdings, Inc.(b)	3,322,883

	Water Utilities – 0.4%
222,776	Middlesex Water Co.	4,357,499

	Total Common Stocks (Identified Cost $718,517,708)	964,220,146

Closed End Investment Companies – 1.6%
468,764	Ares Capital Corp.	8,203,370
777,711	Fifth Street Finance Corp.	8,103,748

	Total Closed End Investment Companies (Identified Cost $14,777,422)	16,307,118

Warrants – 0.0%
67,892	Magnum Hunter Resources Corp., Expiration on 10/14/2013(b)(c)(d) (Identified Cost $0)	—

Principal Amount
Short-Term Investments – 1.0%
$9,913,290	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $9,913,296 on 1/02/2012 collateralized by $9,945,000 Federal Home Loan Mortgage Corp., 1.000% due 3/08/2017 valued at $10,112,707 including accrued interest(e) (Identified Cost $9,913,290)	9,913,290

	Total Investments – 99.3% (Identified Cost $743,208,420)(a)	990,440,554
	Other assets less liabilities – 0.7%	6,662,141

	Net Assets – 100.0%	$997,102,695

(†)

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $743,211,094 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$265,530,822
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,301,362)

Net unrealized appreciation	$247,229,460

At September 30, 2012, late-year ordinary and post-October capital loss deferrals were $5,815,935. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Fair valued security by the Fund’s investment adviser.
(d)	Illiquid security.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$964,220,146	$—	$—	$964,220,146
Closed End Investment Companies	16,307,118	—	—	16,307,118
Warrants**	—	—	—	—
Short-Term Investments	—	9,913,290	—	9,913,290

Total	$980,527,264	$9,913,290	$—	$990,440,554

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair Valued at zero using Level 2 inputs.

For the period ended December 31, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at December 31, 2012 (Unaudited)

Commercial Banks	9.6%
Machinery	5.6
Commercial Services & Supplies	4.3
Specialty Retail	4.1
Hotels, Restaurants & Leisure	3.8
Insurance	3.8
Electronic Equipment, Instruments & Components	3.7
Electrical Equipment	3.4
Chemicals	3.1
Road & Rail	3.0
IT Services	2.9
Health Care Providers & Services	2.9
REITs—Apartments	2.7
Metals & Mining	2.7
Electric Utilities	2.4
Semiconductors & Semiconductor Equipment	2.3
Energy Equipment & Services	2.3
REITs—Storage	2.1
Other Investments, less than 2% each	33.6
Short-Term Investments	1.0

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Robert J. Blanding

Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding

Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	February 22, 2013

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 22, 2013